As filed with the Securities and Exchange Commission on March 10, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21895

Underlying Funds Trust
(Exact name of registrant as specified in charter)

8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615
(Address of principal executive offices) (Zip code)

Mr. David B. Perkins, 8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615

(Name and address of agent for service)

1-877-569-2382
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2010

Date of reporting period:  December 31, 2010

Item 1. Reports to Stockholders.

Underlying Funds Trust

ANNUAL REPORT

December 31, 2010

Underlying Funds Trust
Event Driven
Growth of $10,000 - December 31, 2010

+ Annualized.
^ Since inception data for Fund, S&P 500 Index and 90 Day T-Bill is as of 5/1/2006.
* Since inception data for the HFRI FOF: Conservative Index is as of 4/30/2006.
# Percentages shown are the average daily rate over the period.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance of the fund may be lower or higher than the performance quoted.

The chart assumes an initial investment of $10,000 made on May 1, 2006 (commencement of operations). Returns shown include the reinvestment of all dividends and other distributions.

The S&P 500 Index is an unmanaged index representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  No expenses are deducted from the performance of the S&P 500 Index and an investor cannot invest directly in the Index.  The securities that comprise the S&P 500 may differ substantially from the securities in the Fund's portfolio.  The 90 Day Treasury Bill Index is an unmanaged index generally considered representative of the performance of short-term money instruments.  U.S. Treasury bills are backed by the full faith and credit of the U.S. Government and offer a guarantee as to the repayment of principal and interest at maturity.  The HFRI FOF: Conservative Index is an equally weighted performance index.  The funds that comprise this index are hedge funds available only to accredited investors.  These funds seek to profit by investing in various absolute return, hedged strategies.  One cannot invest directly in an index.

Underlying Funds Trust
Long/Short Equity
Growth of $10,000 - December 31, 2010

+ Annualized.
^ Since inception data for Fund, S&P 500 Index and 90 Day T-Bill is as of 5/1/2006.
* Since inception data for the HFRI FOF: Conservative Index is as of 4/30/2006.
# Percentages shown are the average daily rate over the period.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance of the fund may be lower or higher than the performance quoted.

The chart assumes an initial investment of $10,000 made on May 1, 2006 (commencement of operations). Returns shown include the reinvestment of all dividends and other distributions.

The S&P 500 Index is an unmanaged index representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  No expenses are deducted from the performance of the S&P 500 Index and an investor cannot invest directly in the Index.  The securities that comprise the S&P 500 may differ substantially from the securities in the Fund's portfolio.  The 90 Day Treasury Bill Index is an unmanaged index generally considered representative of the performance of short-term money instruments.  U.S. Treasury bills are backed by the full faith and credit of the U.S. Government and offer a guarantee as to the repayment of principal and interest at maturity.  The HFRI FOF: Conservative Index is an equally weighted performance index.  The funds that comprise this index are hedge funds available only to accredited investors.  These funds seek to profit by investing in various absolute return, hedged strategies.  One cannot invest directly in an index.

Underlying Funds Trust
Market Neutral Equity
Growth of $10,000 - December 31, 2010

+ Annualized.
^ Since inception data for Fund, S&P 500 Index and 90 Day T-Bill is as of 5/1/2006.
* Since inception data for the HFRI FOF: Conservative Index is as of 4/30/2006.
# Percentages shown are the average daily rate over the period.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance of the fund may be lower or higher than the performance quoted.

The chart assumes an initial investment of $10,000 made on May 1, 2006 (commencement of operations). Returns shown include the reinvestment of all dividends and other distributions.

The S&P 500 Index is an unmanaged index representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  No expenses are deducted from the performance of the S&P 500 Index and an investor cannot invest directly in the Index.  The securities that comprise the S&P 500 may differ substantially from the securities in the Fund's portfolio.  The 90 Day Treasury Bill Index is an unmanaged index generally considered representative of the performance of short-term money instruments.  U.S. Treasury bills are backed by the full faith and credit of the U.S. Government and offer a guarantee as to the repayment of principal and interest at maturity.  The HFRI FOF: Conservative Index is an equally weighted performance index.  The funds that comprise this index are hedge funds available only to accredited investors.  These funds seek to profit by investing in various absolute return, hedged strategies.  One cannot invest directly in an index.

Underlying Funds Trust
Relative Value
Growth of $10,000 - December 31, 2010

+ Annualized.
^ Since inception data for Fund, S&P 500 Index and 90 Day T-Bill is as of 5/1/2007.
* Since inception data for the HFRI FOF: Conservative Index is as of 4/30/2007.
# Percentages shown are the average daily rate over the period.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance of the fund may be lower or higher than the performance quoted.

The chart assumes an initial investment of $10,000 made on May 1, 2007 (commencement of operations). Returns shown include the reinvestment of all dividends and other distributions.

The S&P 500 Index is an unmanaged index representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  No expenses are deducted from the performance of the S&P 500 Index and an investor cannot invest directly in the Index.  The securities that comprise the S&P 500 may differ substantially from the securities in the Fund's portfolio.  The 90 Day Treasury Bill Index is an unmanaged index generally considered representative of the performance of short-term money instruments.  U.S. Treasury bills are backed by the full faith and credit of the U.S. Government and offer a guarantee as to the repayment of principal and interest at maturity.  The HFRI FOF: Conservative Index is an equally weighted performance index.  The funds that comprise this index are hedge funds available only to accredited investors.  These funds seek to profit by investing in various absolute return, hedged strategies.  One cannot invest directly in an index.

Underlying Funds Trust
Event Driven
Allocation of Portfolio Assets - December 31, 2010

Event Driven

* Investments are a percentage of Total Net Assets.

Underlying Funds Trust
Long/Short Equity
Allocation of Portfolio Assets - December 31, 2010

Long/Short Equity

* Investments are a percentage of Total Net Assets.

Underlying Funds Trust
Market Neutral Equity
Allocation of Portfolio Assets - December 31, 2010

Market Neutral Equity

* Investments are a percentage of Total Net Assets.

Underlying Funds Trust
Relative Value
Allocation of Portfolio Assets - December 31, 2010

Relative Value

* Investments are a percentage of Total Net Assets.

Underlying Funds Trust
Expense Example – December 31, 2010 (Unaudited)

The following expense example is presented for Event Driven, Long/Short Equity, Market Neutral Equity, and Relative Value (the “Portfolio or Portfolios”), each a series of the Underlying Funds Trust.

As a shareholder of the Portfolios, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (7/1/10 – 12/31/10).

Actual Expenses
The first line of the tables below provides information about actual account values and actual expenses.  To the extent the Portfolios invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by funds in which the Portfolios invest in addition to the expenses of each Portfolio.  Actual expenses of the Portfolios are expected to vary among each Portfolio.  The example below includes, but is not limited to, investment advisory fees and operating services fees.  However, the example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under U.S. generally accepted accounting principles.   You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period'' to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Underlying Funds Trust
Expense Example – December 31, 2010 (continued) (Unaudited)

Event Driven
			Expenses
	Beginning	Ending	Paid
	Account	Account	During
	Value	Value	Period
	7/1/10	12/31/10	7/1/10-12/31/10+

Actual^	$1,000.00	$1,125.70	$17.63
Hypothetical
(5% return before
expenses)**	1,000.00	1,008.62	16.66

____________
^ Excluding interest expense and dividends on short positions, your actual expenses would be $16.07.
** Excluding interest expense and dividends on short positions, your hypothetical expenses would be $15.20.
+ Expenses are equal to the Portfolio's annualized expense ratio, including interest expense and dividends on short positions, of 3.29%, multiplied by the average account value over the period, multiplied by 184/365. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 3.00%.

Long/Short Equity
			Expenses
	Beginning	Ending	Paid
	Account	Account	During
	Value	Value	Period
	7/1/10	12/31/10	7/1/10-12/31/10+

Actual^	$1,000.00	$1,067.20	$19.02
Hypothetical
(5% return before
expenses)**	1,000.00	1,006.81	18.46

____________
^ Excluding interest expense and dividends on short positions, your actual expenses would be $15.63.
** Excluding interest expense and dividends on short positions, your hypothetical expenses would be $15.20.
+ Expenses are equal to the Portfolio's annualized expense ratio, including interest expense and dividends on short positions, of 3.65%, multiplied by the average account value over the period, multiplied by 184/365. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 3.00%.

Underlying Funds Trust
Expense Example – December 31, 2010 (continued) (Unaudited)

Market Neutral Equity
			Expenses
	Beginning	Ending	Paid
	Account	Account	During
	Value	Value	Period
	7/1/10	12/31/10	7/1/10-12/31/10+

Actual^	$1,000.00	$1,007.20	$23.73
Hypothetical
(5% return before
expenses)**	1,000.00	1,001.56	23.66

____________
^ Excluding interest expense and dividends on short positions, your actual expenses would be $15.18.
** Excluding interest expense and dividends on short positions, your hypothetical expenses would be $15.20.
+ Expenses are equal to the Portfolio's annualized expense ratio, including interest expense and dividends on short positions, of 4.69%, multiplied by the average account value over the period, multiplied by 184/365. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 3.00%.

Relative Value
			Expenses
	Beginning	Ending	Paid
	Account	Account	During
	Value	Value	Period
	7/1/10	12/31/10	7/1/10-12/31/10+

Actual^	$1,000.00	$1,099.50	$18.31
Hypothetical
(5% return before
expenses)**	1,000.00	1,007.76	17.51

____________
^ Excluding interest expense and dividends on short positions, your actual expenses would be $15.88.
** Excluding interest expense and dividends on short positions, your hypothetical expenses would be $15.20.
+ Expenses are equal to the Portfolio's annualized expense ratio, including interest expense and dividends on short positions, of 3.46%, multiplied by the average account value over the period, multiplied by 184/365. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 3.00%.

Underlying Funds Trust
Event Driven
Schedule of Investments
December 31, 2010
			Fair
		Shares	Value
COMMON STOCKS - 60.7%
Accommodation - 0.0%
Marriott International, Inc.		1	$42
Administrative and Support Services - 0.1%
TeamStaff, Inc. (a)		125,300	67,036
Air Transportation - 0.0%
AirTran Holdings, Inc. (a)		5,000	36,950
Amusement, Gambling, and Recreation Industries - 1.5%
Cedar Fair LP		33,740	511,498
Great Canadian Gaming Corp. (a)		22,650	167,432
Six Flags Entertainment Corp. (a)		9,570	520,608
Total Amusement, Gambling, and Recreation Industries			1,199,538

Apparel Manufacturing - 0.8%
Broder Brothers Co. (Acquired 05/27/2009, Cost $0) (a) (g) (h)		187,453	656,086
Broadcasting (except Internet) - 1.9%
British Sky Broadcasting Group PLC		20,000	229,498
Cablevision Systems Corp. - Class A		750	25,380
Discovery Communications, Inc. - Class C (a)		6,500	238,485
Fisher Communications, Inc. (a)		43,379	945,662
LIN TV Corp. - Class A (a)		19,512	103,414
Total Broadcasting (except Internet)			1,542,439

Chemical Manufacturing - 6.9%
Actelion Ltd. (a)		500	27,380
Airgas, Inc.		4,000	249,840
Alberto-Culver Co.		20,000	740,800
Alcon, Inc.		4,946	808,176
Ashland, Inc.		1,875	95,363
Chemtura Corp. (a)		29,000	463,420
Crucell NV (a)		6,000	189,221
Eurand NV (a)		5,000	59,150
Genzyme Corp. (a)		6,000	427,200
Huntsman Corp.		38,000	593,180
Immucor, Inc. (a)		11,500	228,045
King Pharmaceuticals, Inc. (a)		60,000	843,000
LyondellBasell Industries NV (a)		3,750	129,000
PharMerica Corp. (a)		14,250	163,163
Potash Corp. of Saskatchewan, Inc.		1,200	185,796
Talecris Biotherapeutics Holdings Corp. (a)		7,000	163,100
Valeant Pharmaceuticals International, Inc.		1,781	50,384
WuXi PharmaTech Cayman, Inc. - ADR (a)		13,000	209,820
Total Chemical Manufacturing			5,626,038

Clothing and Clothing Accessories Stores - 0.1%
J Crew Group, Inc. (a)		1,500	64,710
Syms Corp. (a)		6,022	43,539
Total Clothing and Clothing Accessories Stores			108,249

Computer and Electronic Product Manufacturing - 4.6%
Cisco Systems, Inc. (a)		12,153	245,855
CPI International, Inc. (a)		500	9,675
Dionex Corp. (a)		5,000	590,050
Herley Industries, Inc. (a)		18,500	320,420
Intel Corp.		11,233	236,230
LTX-Credence Corp. (a)		2,500	18,500
Magnachip Semiconductor Corp. (a) (h)		60,997	40,000
Motorola Mobility Holdings, Inc. (a)		3,954	115,061
Motorola Solutions, Inc. (a)		21,700	196,819
Nu Horizons Electronics Corp. (a)		5,900	41,123
Pulse Electronics Corp.		2,500	13,300
Seagate Technology PLC (a)		3,000	45,090
Sensata Technologies Holding NV (a)		20,036	603,284
Spansion, Inc. (a)		38,399	794,864
Syniverse Holdings, Inc. (a)		10,000	308,500
UTS Magnachip Semiconductor (a) (h)		8,900	4,450
Verigy Ltd. (a)		5,000	65,100
Zoran Corp. (a)		10,550	92,840
Total Computer and Electronic Product Manufacturing			3,741,161

Construction of Buildings - 0.7%
Cardo AB		8,900	553,798
Cimpor Cimentos de Portugal SGPS SA		4,000	27,100
Total Construction of Buildings			580,898

Couriers and Messengers - 0.1%
Dynamex, Inc. (a)		4,500	111,420
Credit Intermediation and Related Activities - 1.1%
Citigroup, Inc. (a)		37,500	177,375
Marshall & Ilsley Corp.		30,000	207,600
Mastercard, Inc. - Class A (a)		197	44,150
Signature Group Holdings, Inc. (a)		188,885	137,886
The Student Loan Corp.		6,000	194,640
Visa, Inc. (a)		671	47,225
Wilmington Trust Corp.		20,000	86,800
Total Credit Intermediation and Related Activities			895,676

Electrical Equipment, Appliance, and Component Manufacturing - 2.7%
Baldor Electric Co.		12,000	756,480
CommScope, Inc. (a)		20,000	624,400
GSI Group, Inc. (a)		77,786	822,979
Total Electrical Equipment, Appliance, and Component Manufacturing			2,203,859

Electronics and Appliance Stores - 0.0%
GTSI Corp. (a)		6,000	28,200
Fabricated Metal Product Manufacturing - 0.6%
Ladish Co., Inc. (a)		10,000	486,100
Food and Beverage Stores - 0.3%
Casey's General Stores, Inc.		5,000	212,550
Food Manufacturing - 1.5%
Del Monte Foods Co.		2,500	47,000
Massmart Holdings Ltd.		2,500	55,673
Matrixx Initiatives, Inc. (a)		10,000	84,600
Spectrum Brands Holdings, Inc. (a)		20,822	649,022
Wimm-Bill Dann Foods OJSC - ADR		13,000	428,610
Total Food Manufacturing			1,264,905

Food Services and Drinking Places - 0.0%
Buffets Restaurants Holdings, Inc. (a)		1,912	8,174
Forestry and Logging - 0.0%
Weyerhaeuser Co.		18	341
Insurance Carriers and Related Activities - 1.6%
Assured Guaranty Ltd.		15,322	271,199
CNA Surety Corp. (a)		500	11,840
First Mercury Financial Corp.		3,900	63,960
MBIA, Inc. (a)		49,574	594,392
Mercer Insurance Group, Inc.		800	22,392
Universal American Corp. (a)		4,340	88,753
Wesco Financial Corp.		623	229,520
Total Insurance Carriers and Related Activities			1,282,056

Machinery Manufacturing - 1.1%
Bucyrus International, Inc.		8,000	715,200
T-3 Energy Services, Inc. (a)		2,000	79,660
Wellstream Holdings PLC		6,000	73,901
Total Machinery Manufacturing			868,761

Management of Companies and Enterprises - 1.8%
Cooper-Standard Holding, Inc. (a)		31,839	1,432,755
Merchant Wholesalers, Nondurable Goods - 1.0%
BMP Sunstone Corp. (a)		10,000	99,100
Solutia, Inc. (a)		31,395	724,597
Total Merchant Wholesalers, Nondurable Goods			823,697

Mining (except Oil and Gas) - 3.2%
Camino Minerals Corp. (a)		4,000	1,971
Elk Horn Coal Member Units (a) (h)		75,977	379,885
Mag Silver Corp. (a)		10,584	131,887
MAG Silver Corp. (a)		15,790	196,428
Massey Energy Co.		23,800	1,276,870
Ventana Gold Corp. (a)		3,000	40,008
White Mountain Titanium Corp. (Acquired 09/02/2008, Cost $517,080) (a) (c)		600,000	582,000
Total Mining (except Oil and Gas)			2,609,049

Miscellaneous Manufacturing - 0.0%
Point Blank Solutions, Inc. (a)		69,025	15,876
Nonmetallic Mineral Product Manufacturing - 0.1%
Rock of Ages Corp. (a)		10,000	52,300
Oil and Gas Extraction - 2.2%
Anadarko Petroleum Corp.		3,659	278,669
Atlas Energy, Inc. (a)		10,100	444,097
Dragon Oil PLC (a)		25,000	209,698
Energy XXI Bermuda Ltd. (a)		8,316	230,104
EXCO Resources, Inc.		2,000	38,840
Plains Exploration & Production Co. (a)		3,250	104,455
Rosetta Resources, Inc. (a)		12,750	479,910
Total Oil and Gas Extraction			1,785,773

Paper Manufacturing - 1.2%
Caraustar Industries, Inc. (a) (h)		143	420,670
Tembec, Inc. (Acquired 06/04/2009 - 05/13/2010, Cost $23,575) (a) (g)		104,183	448,459
Temple-Inland, Inc.		4,740	100,678
Total Paper Manufacturing			969,807

Performing Arts, Spectator Sports, and Related Industries - 0.2%
Madison Square Garden, Inc. (a)		5,148	132,715
Petroleum and Coal Products Manufacturing - 1.8%
Chevron Corp.		50	4,562
Exxon Mobil Corp.		19,702	1,440,610
Total Petroleum and Coal Products Manufacturing			1,445,172

Pipeline Transportation - 1.2%
Atlas Pipeline Partners LP		33,486	826,100
The Williams Cos., Inc.		8,025	198,378
Total Pipeline Transportation			1,024,478

Primary Metal Manufacturing - 0.1%
Ormet Corp. (a)		8,230	46,088
Ormet Corp. Restricted Shares (Acquired 01/6/2010, Cost $11,406) (a) (g)		7,702	43,131
Total Primary Metal Manufacturing			89,219

Professional, Scientific, and Technical Services - 2.7%
Compellent Technologies, Inc. (a)		12,000	331,080
Draka Holding NV (a)		1,000	25,523
Electronic Control Security, Inc. (a) (e)		1,537,859	538,251
Gravity Co. Ltd. - ADR(a)		77,308	132,197
Hypercom Corp. (a)		65,000	544,050
Martek Biosciences Corp. (a)		1,000	31,300
Maxygen, Inc. (a)		28,946	113,758
Q-Med AB (a)		41,000	464,825
Total Professional, Scientific, and Technical Services			2,180,984

Publishing Industries (except Internet) - 4.4%
Art Technology Group, Inc. (a)		80,000	478,400
Belo Corp. (a)		97,070	687,256
McAfee, Inc. (a)		16,000	740,960
Microsoft Corp.		8,546	238,604
Novell, Inc. (a)		109,024	645,422
The Reader's Digest Association, Inc. (Acquired 02/23/2010 - 12/02/2010, Cost $671,949) (a) (g)		33,833	811,992
Voltaire Ltd. (a)		500	4,325
Total Publishing Industries (except Internet)			3,606,959

Real Estate - 3.0%
Eco Business-Immobilien AG (a)		500	4,571
Forestar Group, Inc. (a)		6,339	122,343
Huntingdon Real Estate Investment Trust (a)		310,460	2,188,801
Spare Backup, Inc. (Acquired 09/02/2008, Cost $192,080) (a) (g)		1,382,317	131,320
Total Real Estate			2,447,035

Rental and Leasing Services - 0.4%
Applied Signal Technology, Inc.		9,800	371,322
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.5%
KKR Financial Holdings LLC		44,828	416,900
Xinergy Ltd. (a)		243,793	845,908
Total Securities, Commodity Contracts, and Other Financial Investments and Related Activities			1,262,808

Sporting Goods, Hobby, Book, and Music Stores - 0.5%
Barnes & Noble, Inc.		3,746	53,006
Jo-Ann Stores, Inc. (a)		6,000	361,320
Total Sporting Goods, Hobby, Book, and Music Stores			414,326

Telecommunications - 5.2%
Charter Communications, Inc. - Class A (a)		53,902	2,098,946
Fastweb SpA (a)		24,000	574,399
Loral Space & Communications, Inc. (a)		2,493	190,714
Mediacom Communications Corp. - Class A (a)		28,100	237,726
Primus Telecommunications Group, Inc. (a)		93,822	1,172,775
Total Telecommunications			4,274,560

Transportation Equipment Manufacturing - 2.6%
Lear Corp. (a)		7,576	747,827
Todd Shipyards Corp.		300	6,717
Visteon Corp. (Acquired 07/27/2010, Cost $555,129) (a) (g)		20,048	1,358,252
Total Transportation Equipment Manufacturing			2,112,796

Truck Transportation - 0.2%
TNT NV		5,000	131,961
YRC Worldwide, Inc. (a)		5,000	18,600
Total Truck Transportation			150,561

Utilities - 1.6%
Calpine Corp. (a)		59,491	793,610
Dynegy, Inc. (a)		12,000	67,440
Exelon Corp.		6,849	285,192
Nicor, Inc.		4,000	199,680
Total Utilities			1,345,922

Water Transportation - 0.2%
Diana Shipping, Inc. (a)		12,500	150,250
Wood Product Manufacturing - 0.0%
Nobility Homes, Inc. (a)		1,800	14,598
TOTAL COMMON STOCKS (Cost $41,573,592)			$49,633,441

EXCHANGE TRADED FUNDS - 0.5%
iPATH S&P 500 VIX Short-Term Futures ETN (a)		10,000	375,900
TOTAL EXCHANGE TRADED FUNDS (Cost $518,150)			$375,900

PREFERRED STOCKS - 1.4%
Credit Intermediation and Related Activities - 0.3%
SLM Corp.		13,692	258,916
Real Estate - 1.0%
First Industrial Realty Trust, Inc.		41,658	849,823
Transportation Equipment Manufacturing - 0.1%
Motors Liquidation Co. (a)		6,000	48,075
TOTAL PREFERRED STOCKS (Cost $1,098,322)			$1,156,814

		Principal
		Amount
CONVERTIBLE BONDS - 0.1%
Oil and Gas Extraction - 0.1%
Trico Marine Services, Inc.
3.000%, 01/15/2027 (f)		$700,000	29,750
TOTAL CONVERTIBLE BONDS (Cost $416,389)			$29,750

CORPORATE BONDS - 27.9%
Accommodation - 0.9%
The River Rock Entertainment Authority
9.750%, 11/01/2011		800,000	714,000
Administrative and Support Services - 0.4%
SuperMedia, Inc.
8.250%, 12/31/2015 (b)		472,146	323,420
Amusement, Gambling, and Recreation Industries - 1.4%
Mohegan Tribal Gaming Authority
8.375%, 07/01/2011 (h)		792,000	500,623
8.000%, 04/01/2012		812,000	678,020
Total Amusement, Gambling, and Recreation Industries			1,178,643

Apparel Manufacturing - 2.6%
Broder Brothers Co. PIK
12.000%, 10/15/2013 (Acquired 05/21/2009 - 10/15/2010, Cost $1,822,826) (g)		2,301,261	2,117,160
Broadcasting (except Internet) - 0.9%
Media Nusantara Citra BV
10.750%, 09/12/2011		306,428	303,364
Milacron Escrow Corp.
11.500%, 05/15/2011 (f) (h)		1,000,000	41,250
Umbrella Acquisition, Inc. PIK
9.750%, 03/15/2015 (Acquired 02/17/2010, Cost $293,088) (c)		335,452	362,288
Total Broadcasting (except Internet)			706,902

Chemical Manufacturing - 0.5%
Unifi, Inc.
11.500%, 05/15/2014		376,000	398,560
Clothing and Clothing Accessories Stores - 0.9%
Claire's Stores, Inc. PIK
9.625%, 06/01/2015		735,005	720,305
Computer and Electronic Product Manufacturing - 0.9%
Freescale Semiconductor, Inc.
10.125%, 12/15/2016		722,000	759,905
Construction of Buildings - 0.7%
TOUSA, Inc.
9.000%, 07/01/2010 (f)		1,000,000	555,000
Food Manufacturing - 2.6%
Clearwater Seafoods Income Fund
12/31/2013, 10.50%	CAD	21,400	20,959
Merisant Co. Term Loan B
7.500%, 01/11/2010 (b)		$817,464	761,263
Spectrum Brands Holdings, Inc.
8.000%, 06/16/2014 (b)		1,360,000	1,385,500
12.000%, 08/28/2019 PIK		373	417
Total Food Manufacturing			2,168,139

Food Services and Drinking Places - 1.5%
CKE Restaurants, Inc.
11.375%, 07/15/2018		1,000,000	1,107,500
Lone Star Note
3.000%, 12/31/2014 (Acquired 06/15/2008, Cost $102,329) (g) (h)		102,329	102,329
Total Food Services and Drinking Places			1,209,829

Furniture and Home Furnishings Stores - 0.1%
Linens 'n Things, Inc.
6.719%, 01/15/2014 (b) (f)		765,356	47,835
Health and Personal Care Stores - 0.9%
Rite Aid Corp.
9.375%, 12/15/2015		193,000	165,739
Rite Aid Corp.
8.625%, 03/01/2015		156,000	136,500
9.500%, 06/15/2017		500,000	426,220
Total Health and Personal Care Stores			728,459

Merchant Wholesalers, Nondurable Goods - 1.3%
Momentive Performance Materials, Inc.
11.500%, 12/01/2016		1,000,000	1,085,000
Mining (except Oil and Gas) - 0.3%
China Lumena New Materials Corp.
12.000%, 10/27/2014		296,000	274,033
Motion Picture and Sound Recording Industries - 0.7%
Clear Channel Communications, Inc.
6.250%, 03/15/2011		388,000	387,030
11.000%, 08/01/2016 PIK		197,000	173,360
Total Motion Picture and Sound Recording Industries			560,390

Oil and Gas Extraction - 2.5%
ATP Oil & Gas Corp.
11.875%, 05/01/2015 (Acquired 09/01/2010, Cost $667,395) (c)		800,000	756,000
Delta Petroleum Corp.
7.000%, 04/01/2015		1,000,000	660,000
Dune Energy, Inc.
10.500%, 06/01/2012		500,000	303,125
OPTI Canada, Inc.
8.250%, 12/15/2014		500,000	356,250
Total Oil and Gas Extraction			2,075,375

Pipeline Transportation - 0.3%
Atlas Pipeline Partners LP
8.125%, 12/15/2015		250,000	257,500
Primary Metal Manufacturing - 0.0%
Old All, Inc.
10.000%, 12/15/2016 (f)		1,000,000	2,510
Professional, Scientific, and Technical Services - 1.7%
AGY Holding Corp.
11.000%, 11/15/2014		1,000,000	903,750
Alion Science & Technology Corp.
10.250%, 02/01/2015		500,000	390,000
Human Touch LLC/Interactive Health Finance Corp. PIK
15.000%, 3/30/2014 (Acquired 06/18/2009 - 09/30/2010, Cost $136,771) (g) (h)		179,014	105,493
Total Professional, Scientific, and Technical Services			1,399,243

Real Estate - 1.0%
Nakheel Development 2 Ltd.
2.750%, 01/16/2011		700,000	791,000
Rental and Leasing Services - 1.3%
Blockbuster, Inc.
11.750%, 10/01/2014 (Acquired 02/17/2010, Cost $337,502) (c) (f)		483,000	227,010
Brookstone Co, Inc.
12.000%, 10/15/2012		1,000,000	860,000
Total Rental and Leasing Services			1,087,010

Support Activities for Mining - 0.5%
Hercules Offshore, Inc.
10.500%, 10/15/2017 (Acquired 10/19/2010, Cost $386,931) (c)		500,000	413,750
Telecommunications - 2.7%
Muzak LLC PIK
15.000%, 07/31/2014		771,875	613,641
Primus Telecommunications Holdings Group, Inc.
13.000%, 12/15/2016 (h)		1,500,000	1,597,500
Total Telecommunications			2,211,141

Transportation Equipment Manufacturing - 1.3%
Keystone Automotive Operations, Inc.
9.750%, 11/01/2013		1,000,000	460,000
Motors Liquidation Co.
7.200%, 01/15/2011 (f)		1,200,000	405,000
8.100%, 06/15/2024 (f)		500,000	168,750
Total Transportation Equipment Manufacturing			1,033,750

TOTAL CORPORATE BONDS (Cost $21,789,094)			$22,818,859

ESCROW NOTES - 0.3%
GSI Group, Inc. Escrow (a)		109,309	0
Lear Corp. (a) (h)		1,000,000	20,000
Six Flags Entertainment Corp. (a) (h)		600,000	0
Smurfit Stone Container (a) (h)		7,125	0
Spansion LLC Escrow (a) (h)		1,000,000	246,185
TOTAL ESCROW NOTES (Cost $73,270)			$266,185

RIGHTS - 0.5%		Shares
Fresenius Kabi Pharmaceuticals Holding, Inc. (a)		9,000	361
Portola Packaging, Inc. (h)		55,555	407,218
TOTAL RIGHTS (Cost $519,725)			$407,579

WARRANTS - 0.6%
Charter Communications, Inc.
Expiration November 2014, Exercise Price: (a)		5,056	41,712
Cooper-Standard Holding, Inc.
Expiration November 2017, Exercise Price: (a)		2,216	57,616
Lear Corp.
Expiration November 2014, Exercise Price: $10.56 (a)		3,920	384,238
Spare Backup, Inc.
Expiration July 2012, Exercise Price: $1.00 (Acquired 09/02/2008, Cost $0) (a) (g)		590,915	0
Xinergy Ltd
Expiration December 2011, Exercise Price: (a)		8,500	4,146
TOTAL WARRANTS (Cost $29,801)			$487,712

PURCHASED OPTIONS - 0.5%
		Contracts
Call Options - 0.3%
MBIA, Inc.
Expiration January 2012, Exercise Price: $7.50		241	150,625
TIVO, Inc.
Expiration January 2012, Exercise Price: $7.50		350	106,575
Yahoo!, Inc.
Expiration January 2012, Exercise Price: $17.50		23	4,669
Total Call Options			261,869

Put Options - 0.2%
iShares Dow Jones US Real Estate Index Fund
Expiration February 2011, Exercise Price: $50.00		80	3,280
iShares Russell 2000 Index Fund
Expiration January 2011, Exercise Price: $66.00		50	150
Expiration January 2011, Exercise Price: $76.00		375	31,125
Expiration February 2011, Exercise Price: $75.00		100	16,800
Expiration February 2011, Exercise Price: $76.00		300	57,000
SPDR S&P 500 ETF Trust
Expiration January 2011, Exercise Price: $118.00		119	3,332
Expiration February 2011, Exercise Price: $120.00		150	19,650
Expiration February 2011, Exercise Price: $121.00		50	7,500
Expiration February 2011, Exercise Price: $122.00		50	8,750
Total Put Options			147,587

TOTAL PURCHASED OPTIONS (Cost $416,925)			$409,456

Total Investments (Cost $66,435,268) - 92.5%			75,585,696

		Principal
		Amount	Value

REPURCHASE AGREEMENTS - 10.7%
J.P. Morgan
0.081%, dated 12/31/2010, due 1/3/2011
repurchase price $8,784,483 (d)		$8,784,424	8,784,424
TOTAL REPURCHASE AGREEMENTS (Cost $8,784,424)			$8,784,424

Liabilities in Excess of Other Assets - (3.2%)			(2,609,685)
TOTAL NET ASSETS - 100.0%			$81,760,435

Footnotes

Percentages are stated as a percent of net assets.

ADR American Depository Receipt
CAD Canadian Dollar
PIK Payment In-Kind

(a) Non-income producing.
(b) Variable Rate Security. The rate shown represents the rate at December 31, 2010.
(c) Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At December 31, 2010, the market value of these securities total $2,341,048 which represents 2.9% of total net assets.
(d) Collateralized by U.S. Treasury Notes with a market value of $8,960,560.
(e) Affiliated issuer.
(f) Default or other conditions exist and security is not presently accruing income.
(g) Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be illiquid. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At December 31, 2010, the market value of these securities total $5,774,222 which represents 7.1% of total net assets.
(h) Security classified as Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments).
At December 31, 2010, the market value of these securities total $4,521,689 which represents 5.5% of total net assets.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Event Driven
Schedule of Securities Sold Short
December 31, 2010
		Fair
	Shares	Value
COMMON STOCKS - 2.7%
Broadcasting (except Internet) - 0.3%
Discovery Communications, Inc. - Class A	6,500	$271,050
Computer and Electronic Product Manufacturing - 0.1%
Motorola Solutions, Inc.	1,977	75,225
Funds, Trusts, and Other Financial Vehicles - 0.1%
Redwood Trust, Inc.	3,832	57,211
General Merchandise Stores - 0.1%
The Bon-Ton Stores, Inc.	5,535	70,073
Petroleum and Coal Products Manufacturing - 1.4%
Exxon Mobil Corp.	15,800	1,155,297
Publishing Industries (except Internet) - 0.7%
VeriFone Holdings, Inc.	14,950	576,472
TOTAL COMMON STOCKS (Proceeds $2,093,198)		2,205,328

INVESTMENT COMPANIES - 5.9%
iShares Dow Jones US Real Estate Index Fund	13,550	758,258
iShares Russell 2000 Index Fund	40,942	3,202,893
ProShares UltraShort 20+ Year Treasury	1,125	41,681
Retail HOLDRs Trust	136	14,481
SPDR S&P 500 ETF Trust	6,615	832,035
TOTAL INVESTMENT COMPANIES (Proceeds $4,566,524)		4,849,348

	Principal
	Amount
CONVERTIBLE BONDS - 0.4%
Nonmetallic Mineral Product Manufacturing - 0.2%
US Concrete, Inc.	$100,000	114,500
9.500%, 08/31/2015
Water Transportation - 0.2%
Horizon Lines, Inc.	212,000	195,305
4.250%, 08/15/2012
TOTAL CONVERTIBLE BONDS (Proceeds $284,430)		309,805

CORPORATE BONDS - 0.6%
General Merchandise Stores - 0.6%
The Neiman Marcus Group, Inc. PIK	460,968	482,864
9.000%, 10/15/2015
TOTAL CORPORATE BONDS (Proceeds $362,924)		482,864

Total Securities Sold Short (Proceeds $7,307,076) - 9.6%		$7,847,345

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Event Driven
Schedule of Options Written
December 31, 2010
		Fair
	Contracts	Value
Call Options
Anadarko Petroleum Corp.
Expiration: January 2011, Exercise Price: $70.00	36	$25,884.00
Atlas Pipeline Partners LP
Expiration: January 2011, Exercise Price: $25.00	98	5,390
Expiration: January 2011, Exercise Price: $26.00	100	1,750
Barnes & Noble, Inc.
Expiration: January 2011, Exercise Price: $14.00	37	2,220
Cisco Sytems, Inc.
Expiration: January 2011, Exercise Price: $20.00	74	4,070
Energy XXI Bermuda Ltd.
Expiration: January 2011, Exercise Price: $27.50	83	9,960
Exelon Corp.
Expiration: January 2011, Exercise Price: $42.50	68	1,700
iShares Russell 2000 Index Fund
Expiration: February 2011, Exercise Price: $82.00	75	8,325
KKR Financial Holdings LLC
Expiration: January 2011, Exercise Price: $9.00	448	19,040
MBIA, Inc.
Expiration: January 2011, Exercise Price: $10.00	198	44,154
SPDR S&P 500 ETF Trust
Expiration: January 2011, Exercise Price: $124.00	159	50,085
Expiration: February 2011, Exercise Price: $130.00	25	3,125
Solutia, Inc.
Expiration: January 2011, Exercise Price: $25.00	53	1,060
Total Call Options		176,763

Put Options
Cablevision Systems Corp.
Expiration: January 2011, Exercise Price: $32.50	25	1,063
Chevron Corp.
Expiration: January 2011, Exercise Price: $85.00	31	806
Cisco Systems, Inc.
Expiration: January 2011, Exercise Price: $19.00	74	740
Energy XXI Bermuda Ltd.
Expiration: January 2011, Exercise Price: $27.50	68	6,120
Forestar Group, Inc.
Expiration: January 2011, Exercise Price: $17.50	95	1,425
iShares Russell 2000 Index Fund
Expiration: February 2011, Exercise Price: $70.00	262	18,602
Expiration: February 2011, Exercise Price: $71.00	187	15,708
Solutia, Inc.
Expiration: January 2011, Exercise Price: $20.00	30	300
Expiration: January 2011, Exercise Price: $22.50	15	675
SPDR S&P 500 ETF Trust
Expiration: February 2011, Exercise Price: $115.00	250	17,000
Weyerhaeuser Co.
Expiration: January 2011, Exercise Price: $18.00	127	1,905
Yahoo!, Inc.
Expiration: January 2011, Exercise Price: $16.00	118	2,596
Total Put Options		66,940

Total Options Written (Premiums received $182,232)		$243,703

The accompanying notes are an integral part of these financial statements.

The UFT has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolio's net assets as of December 31, 2010:

Description	Level 1	Level 2	Level 3		Total
Common Stocks	$45,452,179	$2,680,171 (1)	$1,501,091	(2)	$49,633,441
Exchange Traded Funds	375,900	—	—		375,900
Preferred Stocks	1,108,739	48,075	—		1,156,814
Convertible Bonds	—	29,750	—		29,750
Corporate Bonds	—	20,471,664	2,347,195		22,818,859
Escrow Notes	—	—	266,185		266,185
Rights	361	—	407,218		407,579
Warrants	487,712	—	—		487,712
Purchased Options	409,456	—	—		409,456
Repurchase Agreements	—	8,784,424	—		8,784,424
Total Long Investments in Securities	$47,834,347	$32,014,084	$4,521,689		$84,370,120

Securities Sold Short:
Common Stocks	(2,205,328)	—	—		(2,205,328)
Investment Companies	(4,849,348)	—	—		(4,849,348)
Convertible Bonds	—	(309,805)	—		(309,805)
Corporate Bonds	—	(482,864)	—		(482,864)
Total Securities Sold Short	$(7,054,676)	$(792,669)	$—		$(7,847,345)

Written Options	$(243,703)	$—	$—		$(243,703)

(1) The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:
	Mining (except Oil and Gas)	1,971
	Primary Metal Manufacturing	43,131
	Professional, Scientific, and Technical Services	464,825
	Publishing Industries (except Internet)	811,992
	Transportation Equipment Manufacturing	1,358,252
		$ 2,680,171

(2) The Common Stocks Level 3 balance consists of the market value of the associated Level 3 investments in the following industries:
	Apparel Manufacturing	$ 656,086
	Computer and Electronic Product Manufacturing	44,450
	Mining (except Oil and Gas)	379,885
	Paper Manufacturing	420,670
		$ 1,501,091

There were no transfers into or out of Level 1 during the period.

Transfers into Level 2		$ 854,619
Transfers out of Level 2		(900,508)
Net transfers in and/or out of Level 2		$ (45,889)
Transfers were made into Level 2 from Level 3 due to securities being valued with broker prices in an active market.
Transfers were made out of Level 2 into Level 3 due to securities being priced with estimates versus being valued with broker prices in an active market.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
		Investments in Securities, at value
Balance as of December 31, 2009		$ 4,343,007
Accrued discounts/premiums		13,708
Realized gain (loss)		(191,468)
Change in unrealized appreciation		840,655
Purchases		1,257,267
Sales		(1,787,369)
Transfer in and/or out of Level 3		45,889
Balance as of December 31, 2010		$ 4,521,689

Change in unrealized appreciation/depreciation during the period for level 3 investments held at December 31, 2010		$ 672,823

Transfers between levels are recognized at the end of the reporting period.

Event Driven
Statement of Assets and Liabilities
Fair Values of derivative instruments as of December 31, 2010:
	Assets			Liabilities
Derivatives	Description		Fair Value	Description	Fair Value
Equity Contracts
Purchased Options	Investments*		$409,456
Written Options				Written option contracts, at value	243,703
Total			$409,456		$243,703
* Purchased options are included in investments with other long positions.

Statement of Operations

The effect of derivative instruments on the Statement of Operations for period ended December 31, 2010:
Amount of Realized Gain (Loss) on Derivatives
Derivatives
Equity Contracts
Purchased Options	$ (2,021,177	) **
Written Options	1,907,929
Total	$ (113,248)
** Purchased options are included with realized gain (loss) on unaffiliated investments.

Change in Unrealized Appreciation (Depreciation) on Derivatives
Derivatives
Equity Contracts
Purchased Options	$ (7,800	) ***
Written Options	(71,888)
Total	$ (79,688)
*** Purchased options are included with unrealized gain (loss) on unaffiliated investments.

Underlying Funds Trust
Long/Short Equity
Schedule of Investments
December 31, 2010
		Fair
	Shares	Value
COMMON STOCKS - 76.8%
Administrative and Support Services - 0.8%
AMN Healthcare Services, Inc. (a)	31,400	$192,796
Robert Half International, Inc.	17,100	523,260
Total Administrative and Support Services		716,056

Air Transportation - 1.2%
Atlas Air Worldwide Holdings, Inc. (a)	8,150	455,015
Con-way, Inc.	16,000	585,120
Total Air Transportation		1,040,135

Ambulatory Health Care Services - 1.0%
Gentiva Health Services, Inc. (a)	12,000	319,200
Lincare Holdings, Inc.	19,500	523,185
Metropolitan Health Networks, Inc. (a)	20,000	89,400
Total Ambulatory Health Care Services		931,785

Building Material and Garden Equipment and Supplies Dealers - 1.1%
Home Depot, Inc.	26,800	939,608
Chemical Manufacturing - 7.3%
Alkermes, Inc. (a)	52,800	648,384
Bristol-Myers Squibb Co.	27,900	738,792
Gilead Sciences, Inc. (a)	14,300	518,232
Jazz Pharmaceuticals, Inc. (a)	15,900	312,912
Koppers Holdings, Inc.	21,000	751,380
Obagi Medical Products, Inc. (a)	109,326	1,262,715
Pfizer, Inc.	24,200	423,742
STR Holdings, Inc. (a)	30,180	603,600
Teva Pharmaceutical Industries Ltd. - ADR	8,800	458,744
The Scotts Miracle-Gro Co. - Class A	7,000	355,390
Trius Therapeutics, Inc. (a)	45,100	166,870
Viropharma, Inc. (a)	15,000	259,800
Total Chemical Manufacturing		6,500,561

Clothing and Clothing Accessories Stores - 2.4%
Carter's, Inc. (a)	35,610	1,050,851
Chico's FAS, Inc.	40,360	485,531
Foot Locker, Inc.	10,000	196,200
The Finish Line, Inc. - Class A	25,000	429,750
Total Clothing and Clothing Accessories Stores		2,162,332

Computer and Electronic Product Manufacturing - 9.0%
American Medical Systems Holdings, Inc. (a)	10,000	188,600
Cisco Systems, Inc. (a)	26,100	528,003
Dell, Inc. (a)	50,000	677,500
EMC Corp./Massachusetts (a)	32,000	732,800
Formfactor, Inc. (a)	50,000	444,000
Hologic, Inc. (a)	37,540	706,503
Integrated Device Technology, Inc. (a)	92,830	618,248
International Rectifier Corp. (a)	29,610	879,121
Orthovita, Inc. (a)	117,900	236,979
Plantronics, Inc.	19,010	707,552
Sonus Networks, Inc. (a)	78,110	208,553
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	37,800	474,012
Thermo Fisher Scientific, Inc. (a)	16,200	896,832
Triumph Group, Inc.	7,900	706,339
Total Computer and Electronic Product Manufacturing		8,005,042

Couriers and Messengers - 0.5%
Air Transport Services Group, Inc. (a)	62,770	495,883
Credit Intermediation and Related Activities - 5.4%
Bank of America Corp.	48,500	646,990
Capital One Financial Corp.	18,500	787,360
Cardtronics, Inc. (a)	66,290	1,173,333
Heartland Payment Systems, Inc.	11,270	173,783
Synovus Financial Corp.	214,900	567,336
The Western Union Co.	37,300	692,661
Wells Fargo & Co.	26,000	805,740
Total Credit Intermediation and Related Activities		4,847,203

Data Processing, Hosting and Related Services - 3.0%
Google, Inc. - Class A (a)	2,550	1,514,623
NCR Corp. (a)	48,700	748,519
NIC, Inc.	42,390	411,607
Total Data Processing, Hosting and Related Services		2,674,749

Electrical Equipment, Appliance, and Component Manufacturing - 0.6%
Catch The Wind Ltd. (a)	148,000	48,376
Greatbatch, Inc. (a)	21,100	509,565
Helix Wind Corp Units (a)	301,628	332
Total Electrical Equipment, Appliance, and Component Manufacturing		558,273

Fabricated Metal Product Manufacturing - 0.8%
Crown Holdings, Inc. (a)	20,300	677,614
Forestry and Logging - 0.0%
Shanghai Songrui Forestry Products, Inc. (a) (c)	660,000	0
Funds, Trusts, and Other Financial Vehicles - 0.4%
Financial Engines, Inc. (a)	17,780	352,577
General Merchandise Stores - 1.3%
Kohl's Corp. (a)	5,800	315,172
Wal-Mart Stores, Inc.	15,100	814,343
Total General Merchandise Stores		1,129,515

Heavy and Civil Engineering Construction - 2.0%
Arris Group, Inc. (a)	91,890	1,031,006
McKenzie Bay International Ltd. (a)	1,190,000	28,560
Quanta Services, Inc. (a)	37,100	739,032
Total Heavy and Civil Engineering Construction		1,798,598

Insurance Carriers and Related Activities - 1.4%
eHealth, Inc. (a)	30,440	431,944
Harleysville Group, Inc.	4,000	146,960
MetLife, Inc.	14,400	639,936
Total Insurance Carriers and Related Activities		1,218,840

Machinery Manufacturing - 2.4%
Applied Materials, Inc.	41,200	578,860
Illinois Tool Works, Inc.	23,200	1,238,880
Tennant Co.	7,350	282,314
Total Machinery Manufacturing		2,100,054

Merchant Wholesalers, Nondurable Goods - 1.4%
AmerisourceBergen Corp.	11,500	392,380
McKesson Corp.	12,500	879,750
Total Merchant Wholesalers, Nondurable Goods		1,272,130

Mining (except Oil and Gas) - 0.2%
Sulliden Gold Corp Ltd. (a)	75,000	168,963
Miscellaneous Manufacturing - 4.1%
Align Technology, Inc. (a)	27,520	537,741
Arthrocare Corp. (a)	15,100	469,006
AtriCure, Inc. (a)	14,837	151,931
CareFusion Corp. (a)	12,000	308,400
Covidien PLC	19,300	881,238
Hasbro, Inc.	11,400	537,852
Orthofix International NV (a)	14,600	423,400
Patterson Cos., Inc.	11,100	339,993
Total Miscellaneous Manufacturing		3,649,561

Motion Picture and Sound Recording Industries - 1.6%
News Corp. - Class A	30,700	446,992
Rovi Corp. (a)	16,480	1,021,925
Total Motion Picture and Sound Recording Industries		1,468,917

Motor Vehicle and Parts Dealers - 0.7%
Copart, Inc. (a)	17,090	638,311
Non-Metallic Mineral Product Manufacturing - 1.0%
Sealed Air Corp.	33,600	855,120
Nonstore Retailers - 2.3%
eBay, Inc. (a)	5,000	139,150
World Fuel Services Corp.	53,180	1,922,989
Total Nonstore Retailers		2,062,139

Petroleum and Coal Products Manufacturing - 0.4%
Exxon Mobil Corp.	5,000	365,600
Plastics and Rubber Products Manufacturing - 0.7%
Amerityre Corp. (a)	79,912	25,492
Newell Rubbermaid, Inc.	31,500	572,670
Total Plastics and Rubber Products Manufacturing		598,162

Primary Metal Manufacturing - 0.4%
Quanex Building Products Corp.	19,000	360,430
Professional, Scientific, and Technical Services - 6.8%
Alliance Data Systems Corp. (a)	8,370	594,521
Barnes Group, Inc.	40,400	835,068
International Business Machines Corp.	6,000	880,560
Lender Processing Services, Inc.	25,960	766,339
National CineMedia, Inc.	17,730	353,004
Omnicom Group, Inc.	11,200	512,960
Orchid Cellmark, Inc. (a)	131,494	255,099
RTI Biologics, Inc. (a)	228,200	609,294
Sourcefire, Inc. (a)	3,070	79,605
The Hackett Group, Inc. (a)	35,400	124,254
The Interpublic Group of Cos., Inc. (a)	44,000	467,280
URS Corp. (a)	14,200	590,862
Total Professional, Scientific, and Technical Services		6,068,846

Publishing Industries (except Internet) - 3.2%
Adobe Systems, Inc. (a)	24,900	766,422
Brocade Communications Systems, Inc. (a)	113,750	601,738
Microsoft Corp.	34,600	966,032
RightNow Technologies, Inc. (a)	22,230	526,184
Total Publishing Industries (except Internet)		2,860,376

Rental and Leasing Services - 2.2%
Electro Rent Corp.	21,865	353,339
GATX Corp.	15,500	546,840
RSC Holdings, Inc. (a)	25,200	245,448
Ryder Systems, Inc.	16,100	847,504
Total Rental and Leasing Services		1,993,131

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.7%
JPMorgan Chase & Co.	19,000	805,980
Lazard Ltd. - Class A	2,000	78,980
Legg Mason, Inc.	21,200	768,924
The Goldman Sachs Group, Inc.	4,800	807,168
Total Securities, Commodity Contracts, and Other Financial Investments and Related Activities		2,461,052
Sporting Goods, Hobby, Book, and Music Stores - 0.6%
GameStop Corp. - Class A	25,000	572,000
Support Activities for Mining - 2.6%
Helix Energy Solutions Group, Inc. (a)	65,010	789,221
Noble Corp.	23,600	844,172
Superior Energy Services, Inc. (a)	7,700	269,423
Weatherford International Ltd. (a)	18,800	428,640
Total Support Activities for Mining		2,331,456

Telecommunications - 1.3%
SAVVIS, Inc. (a)	27,160	693,123
Verizon Communications, Inc. (a)	13,900	497,342
Total Telecommunications		1,190,465

Transportation Equipment Manufacturing - 2.9%
General Electric Co.	82,700	1,512,583
Navistar International Corp. (a)	5,500	318,505
Toyota Motor Corp. - ADR	10,000	786,300
Total Transportation Equipment Manufacturing		2,617,388

Truck Transportation - 0.5%
Landstar Systems, Inc.	10,410	426,185
Waste Management and Remediation Services - 0.6%
Covanta Holding Corp.	29,500	507,105
TOTAL COMMON STOCKS (Cost $63,810,658)		$68,616,162

PURCHASED OPTIONS - 1.0%
Call Options - 0.7%
Altera Corp.
Expiration January 2011, Exercise Price: $38.00	99	2,673
AT&T, Inc.
Expiration January 2011, Exercise Price: $29.00	177	7,965
Avon Products, Inc.
Expiration January 2011, Exercise Price: $35.00	122	610
ConAgra Foods, Inc.
Expiration January 2011, Exercise Price: $22.50	275	12,375
Corning, Inc.
Expiration: January 2011, Exercise Price: $19.00	251	14,307
eBay, Inc.
Expiration January 2011, Exercise Price: $29.00	115	6,095
GameStop Corp.
Expiration January 2011, Exercise Price: $22.50	125	11,750
Hewlett-Packard Co.
Expiration January 2011, Exercise Price: $43.00	75	3,750
JPMorgan Chase & Co.
Expiration February 2011, Exercise Price: $40.00	600	189,000
Lockheed Martin Corp.
Expiration January 2011, Exercise Price: $70.00	104	10,920
Matrixx Initiatives, Inc.
Expiration April 2011, Exercise Price: $10.00	84	2,730
Matrixx Initiatives, Inc.
Expiration January 2011, Exercise Price: $10.00	100	1,000
Matrixx Initiatives, Inc.
Expiration February 2011, Exercise Price: $10.00	82	1,640
Mindray Medical International Ltd.
Expiration January 2011, Exercise Price: $25.00	270	49,275
Morgan Stanley
Expiration: January 2011, Exercise Price: $26.00	450	70,200
Nokia OYJ
Expiration July 2011, Exercise Price: $10.00	720	81,360
Owens-Illinois, Inc.
Expiration January 2011, Exercise Price: $30.00	159	20,670
SPDR Gold Shares
Expiration January 2011, Exercise Price: $137.00	270	86,400
Teva Pharmaceutical Industries Ltd.
Expiration January 2011, Exercise Price: $50.00	80	20,400
The Western Union Co.
Expiration January 2011, Exercise Price: $17.50	92	11,592
Toyota Motor Corp.
Expiration January 2011, Exercise Price: $80.00	100	8,500
Total Call Options		613,212

Put Options - 0.3%
Adobe Systems, Inc.
Expiration January 2011, Exercise Price: $29.00	249	6,972
iShares Russell 2000 Index Fund
Expiration January 2011, Exercise Price: $78.00	133	18,753
iShares Russell 2000 Index Fund
Expiration January 2011, Exercise Price: $83.00	266	119,168
Mindray Medical International Ltd.
Expiration January 2011, Exercise Price: $25.00	270	10,800
NetFlix, Inc.
Expiration January 2011, Exercise Price: $175.00	28	20,356
SPDR Gold Shares
Expiration January 2011, Exercise Price: $137.00	270	42,120
SPDR S&P 500 ETF Trust
Expiration January 2011, Exercise Price: $123.00	200	17,000
SPDR S&P 500 ETF Trust
Expiration January 2011, Exercise Price: $125.00	390	53,040
Varian Medical Systems, Inc.
Expiration January 2011, Exercise Price: $75.00	38	21,660
Total Put Options		309,869

TOTAL PURCHASED OPTIONS (Cost $986,537)		$923,081

Total Investments (Cost $64,797,195) - 77.8%		$69,539,243
	Principal
REPURCHASE AGREEMENTS - 21.0%	Amount
J.P. Morgan
0.081%, dated 12/31/2010, due 1/3/2011
repurchase price $18,750,790 (b)	$18,750,663	18,750,663
TOTAL REPURCHASE AGREEMENTS (Cost $18,750,663)		$18,750,663

Other Assets in Excess of Liabilities - 1.2%		1,096,665
TOTAL NET ASSETS - 100.0%		$89,386,571

Percentages are stated as a percent of net assets.

ADR American Depository Receipt
(a) Non-income producing.
(b) Collateralized by U.S. Treasury Notes with a market value of $8,025,460.
(c) Security classified as Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments).
At December 31, 2010, the market value of these securities total $0 which represents 0.0% of total net assets.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity
Schedule of Securities Sold Short
December 31, 2010
		Fair
	Shares	Value
COMMON STOCKS - 21.4%
Accommodation - 0.4%
Starwood Hotels & Resorts Worldwide, Inc.	5,200	$316,056
Administrative and Support Services - 0.2%
Portfolio Recovery Associates, Inc.	2,830	212,816
Ambulatory Health Care Services - 0.3%
Air Methods Corp.	1,000	56,270
Bio-Reference Labs, Inc.	3,377	74,902
Edwards Lifesciences Corp.	1,900	153,596
Total Ambulatory Health Care Services		284,768

Apparel Manufacturing - 0.3%
Cherokee, Inc.	5,820	109,474
Quiksilver, Inc.	12,000	60,840
True Religion Apparel, Inc.	4,240	94,383
Total Apparel Manufacturing		264,697

Chemical Manufacturing - 2.3%
BioCryst Pharmaceuticals, Inc.	28,110	145,329
Immucor, Inc.	10,400	206,232
Johnson & Johnson	10,000	618,500
Life Technologies Corp.	3,400	188,700
Onyx Pharmaceuticals, Inc.	7,580	279,475
Pfizer, Inc.	20,000	350,200
Pharmasset, Inc.	4,100	177,981
Vertex Pharmaceuticals, Inc.	2,780	97,383
Total Chemical Manufacturing		2,063,800

Computer and Electronic Product Manufacturing - 4.6%
Altera Corp.	9,900	352,242
Cutera, Inc.	7,100	58,859
DragonWave, Inc.	21,480	181,291
Hewlett-Packard Co.	24,000	1,010,400
Itron, Inc.	4,180	231,781
L-1 Identity Solutions, Inc.	46,070	548,694
Lockheed Martin Corp.	10,400	727,064
Masimo Corp.	5,000	145,350
Micron Technology, Inc.	18,450	147,969
Omnivision Technologies, Inc.	14,080	416,909
Sigma-Aldrich Corp.	1,600	106,496
SunPower Corp. - Class A	9,840	126,247
ZST Digital Networks, Inc.	15,550	106,207
Total Computer and Electronic Product Manufacturing		4,159,509

Credit Intermediation and Related Activities - 0.4%
M&T Bank Corp.	1,360	118,388
Wells Fargo & Co.	7,660	237,383
Total Credit Intermediation and Related Activities		355,771

Electrical Equipment, Appliance, and Component Manufacturing - 1.2%
A123 Systems, Inc.	52,360	499,514
Corning, Inc.	25,100	484,932
Whirlpool Corp.	1,260	111,926
Total Electrical Equipment, Appliance, and Component Manufacturing		1,096,372

Food Manufacturing - 0.8%
ConAgra Foods, Inc.	27,500	620,950
Green Mountain Coffee Roasters, Inc.	3,000	98,580
Total Food Manufacturing		719,530

Insurance Carriers and Related Activities - 0.6%
Protective Life Corp.	18,860	502,430
Miscellaneous Manufacturing - 0.9%
Abaxis, Inc.	15,960	428,526
Becton Dickinson and Co.	2,000	169,040
NuVasive, Inc.	6,000	153,900
ResMed, Inc.	1,900	65,816
West Pharmaceutical Services, Inc.	700	28,840
Total Miscellaneous Manufacturing		846,122

Motion Picture and Sound Recording Industries - 0.6%
Imax Corp.	7,020	196,911
The Walt Disney Co.	9,500	356,345
Total Motion Picture and Sound Recording Industries		553,256

Nonmetallic Mineral Product Manufacturing - 0.6%
Owens-Illinois, Inc.	15,900	488,130
Nonstore Retailers - 0.5%
eBay, Inc.	11,500	320,045
Nutrisystem, Inc	6,330	133,120
Total Nonstore Retailers		453,165

Paper Manufacturing - 0.3%
Avery Dennison Corp.	5,160	218,474
Professional, Scientific, and Technical Services - 2.0%
Acorda Therapeutics, Inc.	10,530	287,048
Constant Contact, Inc.	17,590	545,114
Incyte Corp. Ltd.	4,360	72,201
International Business Machines Corp.	3,300	484,308
Nanosphere, Inc.	9,600	41,856
Regeneron Pharmaceuticals, Inc.	6,240	204,859
VanceInfo Technologies, Inc. - ADR	5,040	174,082
Total Professional, Scientific, and Technical Services		1,809,468

Publishing Industries (except Internet) - 2.0%
Electronic Arts, Inc.	8,300	135,954
McAfee, Inc.	12,910	597,862
Open Text Corp.	14,610	672,937
VMware, Inc. - Class A	4,300	382,313
Total Publishing Industries (except Internet)		1,789,066

Real Estate - 0.3%
Digital Realty Trust, Inc.	2,750	141,735
HCP, Inc.	4,000	147,160
Total Real Estate		288,895

Rental and Leasing Services - 0.1%
NetFlix, Inc.	510	89,607
Sporting Goods, Hobby, Book, and Music Stores - 0.3%
GameStop Corp. - Class A	12,500	286,000
Telecommunications - 1.7%
AT&T, Inc.	17,700	520,026
Verizon Communications, Inc.	14,000	500,920
Vodafone Group PLC - ADR	17,000	449,310
Total Telecommunications		1,470,256

Transportation Equipment Manufacturing - 0.8%
ArvinMeritor, Inc.	25,990	533,315
Spirit Aerosystems Holdings, Inc. - Class A	6,150	127,981
Winnebago Industries, Inc.	5,650	85,880
Total Transportation Equipment Manufacturing		747,176

Waste Management and Remediation Services - 0.2%
Stericycle, Inc.	2,000	161,840
TOTAL COMMON STOCKS (Proceeds $18,155,002)		$19,177,204

EXCHANGE TRADED FUNDS - 6.9%
Health Care Select Sector SPDR Fund	28,700	904,050
iShares Barclays 20+ Year Treasury Bond Fund	4,500	423,540
iShares Russell 2000 Growth Index Fund	10,600	926,652
Materials Select Sector SPDR Fund	20,000	770,000
Powershares QQQ	17,100	931,437
SPDR S&P 500 ETF Trust	17,500	2,201,150
TOTAL EXCHANGE TRADED FUNDS (Proceeds $5,910,682)		$6,156,829

Total Securities Sold Short (Proceeds $24,065,684) - 28.3%		$25,334,033

ADR American Depository Receipt

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity
Schedule of Options Written
December 31, 2010
		Fair
	Contracts	Value
CALL OPTIONS
Altera Corp.
Expiration: January 2011, Exercise Price: $40.00	198	$990
Avon Products, Inc.
Expiration: January 2011, Exercise Price: $40.00	122	305
Total Call Options		1,295

PUT OPTIONS
eBay, Inc.
Expiration: February 2011, Exercise Price: $26.00	115	8,510
GameStop Corp.
Expiration: January 2011, Exercise Price: $17.50	51	51
Google, Inc.
Expiration: January 2011, Exercise Price: $540.00	24	7,968
iShares Russell 2000 Index Fund
Expiration: January 2011, Exercise Price: $74.00	133	5,852
Lockheed Martin Corp.
Expiration: January 2011, Exercise Price: $60.00	51	127
Nokia OYJ
Expiration: January 2012, Exercise Price: $7.50	540	27,000
Owens-Illinois, Inc.
Expiration: January 2011, Exercise Price: $26.00	159	398
SPDR S&P 500 ETF Trust
Expiration: January 2011, Exercise Price: $119.00	780	28,080
Toyota Motor Corp.
Expiration: January 2011, Exercise Price: $70.00	200	1,600
Wells Fargo & Co.
Expiration: January 2011, Exercise Price: $21.00	258	387
Total Put Options		79,973
Total Options Written (Premiums received $154,737)		$81,268

The accompanying notes are an integral part of these financial statements.

The UFT has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Portfolio's net assets as of December 31, 2010:

Description	Level 1	Level 2	Level 3		Total
Common Stocks	$68,616,162	$—	$—	(1)	$68,616,162
Purchased Options	923,081	—	—		923,081
Repurchase Agreements	—	18,750,663	—		18,750,663
Total Investment in Securities	$69,539,243	$18,750,663	$—		$88,289,906

Securities Sold Short:
Common Stocks	$(19,177,204)	$—	$—		$(19,177,204)
Exchange Traded Funds	(6,156,829)	—	—		(6,156,829)
Total Securities Sold Short	$(25,334,033)	$—	$—		$(25,334,033)

Written Options	$(81,268)	$—	$—		$(81,268)

(1) The Common Stocks Level 3 balance consists of the market value of the associated Level 3 investments in the following industries:
	Forestry and Logging	$ —

There were no transfers into or out of Level 1 or Level 2 during the period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Investments in Securities, at value
Balance as of December 31, 2009		$ 631,066
Accrued discounts/premiums		—
Realized gain (loss)		—
Change in unrealized (depreciation)		(631,066)
Purchases		—
Sales		—
Transfer in and/or out of Level 3		—
Balance as of December 31, 2010		$ —

Change in unrealized appreciation/depreciation during the
period for level 3 investments held at December 31, 2010		$ (631,066)

Transfers between levels are recognized at the end of the reporting period.

Long/Short Equity
Statement of Assets and Liabilities
Fair Values of derivative instruments as of December 31, 2010:
	Assets			Liabilities
Derivatives	Description		Fair Value	Description	Fair Value
Equity Contracts
Purchased Options	Investments*		$923,081
Written Options				Written option contracts, at value	81,268
Total			$ 23,081		$81,268
* Purchased options are included in investments with other long positions.

Statement of Operations

The effect of derivative instruments on the Statement of Operations for period ended December 31, 2010:
Amount of Realized Gain (Loss) on Derivatives
Derivatives
Equity Contracts
Purchased Options	$ (3,560,294	) **
Written Options	1,679,343
Total	$ (1,880,951)
** Purchased options are included with realized gain (loss) on unaffiliated investments.

Change in Unrealized Appreciation (Depreciation) on Derivatives
Derivatives
Equity Contracts
Purchased Options	$ 131,007	***
Written Options	47,102
Total	$ 178,109
*** Purchased options are included with unrealized gain (loss) on unaffiliated investments.

Underlying Funds Trust
Market Neutral Equity
Schedule of Investments
December 31, 2010
		Fair
	Shares	Value
COMMON STOCKS - 80.2%
Accommodation - 0.3%
Intercontinental Hotels Group PLC	6,800	$131,781
Monarch Casino & Resort, Inc. (a)	7,428	92,850
Total Accommodation		224,631

Administrative and Support Services - 1.1%
Barrett Business Services, Inc.	8,133	126,468
CDI Corp.	3,412	63,429
Equifax, Inc.	4,950	176,220
Kelly Services, Inc. (a)	5,047	94,884
On Assignment, Inc. (a)	13,949	113,684
Rollins, Inc.	9,000	177,750
SFN Group, Inc. (a)	50	488
Total Administrative and Support Services		752,923

Air Transportation - 0.3%
Hawaiian Holdings, Inc. (a)	8,916	69,901
United Continental Holdings, Inc. (a)	4,800	114,336
Total Air Transportation		184,237

Ambulatory Health Care Services - 0.4%
eResearchTechnology, Inc. (a)	19,778	145,368
Lincare Holdings, Inc.	5,200	139,516
Total Ambulatory Health Care Services		284,884

Animal Production - 0.1%
Cal-Maine Foods, Inc.	1,216	38,401
Apparel Manufacturing - 0.2%
G-III Apparel Group Ltd. (a)	1,610	56,591
VF Corp.	710	61,188
Total Apparel Manufacturing		117,779

Beverage and Tobacco Product Manufacturing - 0.5%
Coca-Cola Enterprises, Inc.	5,060	126,652
PepsiCo, Inc.	3,000	195,990
Total Beverage and Tobacco Product Manufacturing		322,642

Broadcasting (except Internet) - 0.7%
Grupo Televisa SA - ADR (a)	7,520	194,994
LIN TV Corp. - Class A (a)	7,838	41,541
United Business Media Ltd.	12,800	137,699
Viacom Inc. - Class B	2,170	85,954
Total Broadcasting (except Internet)		460,188

Chemical Manufacturing - 5.7%
Abbott Laboratories	2,200	105,402
AstraZeneca PLC - ADR	2,400	110,856
BASF SE	2,400	191,466
Chase Corp.	5,124	83,521
Daicel Chemical Industries Ltd.	22,000	160,685
Dendreon Corp. (a)	3,600	125,712
Dr Reddy's Laboratories Ltd. - ADR	3,400	125,664
Eastman Chemical Co.	1,760	147,981
Elizabeth Arden, Inc. (a)	837	19,259
Hospira, Inc. (a)	1,900	105,811
H. Lundbeck A/S	6,100	115,919
Huabao International Holdings Ltd.	81,000	131,096
International Flavors & Fragrances, Inc.	2,900	161,211
Kose Corp.	5,300	137,086
Kuraray Co. Ltd.	12,000	172,041
Life Technologies Corp. (a)	2,940	163,170
Lubrizol Corp.	1,400	149,632
Merck & Co., Inc.	5,060	182,362
Mitsubishi Chemical Holdings Corp.	15,445	104,818
Nutraceutical International Corp. (a)	1,396	19,809
Omega Protein Corp. (a)	13,958	113,060
PPG Industries, Inc.	5,750	483,403
Rengo Co. Ltd.	19,000	128,944
Sumitomo Bakelite Co. Ltd.	26,000	153,073
Teva Pharmaceutical Industries Ltd. - ADR	3,920	204,350
Watson Pharmaceuticals, Inc. (a)	1,670	86,256
Westlake Chemical Corp.	1,530	66,509
WuXi PharmaTech Cayman, Inc. - ADR (a)	3,800	61,332
Total Chemical Manufacturing		3,810,428

Clothing and Clothing Accessories Stores - 0.6%
Anta Sports Products Ltd.	39,000	61,916
Casual Male Retail Group, Inc. (a)	5,720	27,113
Ltd. Brands, Inc.	5,000	153,650
Ross Stores, Inc.	1,690	106,892
The Finish Line, Inc. - Class A	1,327	22,811
Total Clothing and Clothing Accessories Stores		372,382

Computer and Electronic Product Manufacturing - 9.2%
Advanced Semiconductor Engineering, Inc. - ADR	7,700	44,198
Agilent Technologies, Inc. (a)	3,850	159,506
Altera Corp.	8,160	290,333
AXT, Inc. (a)	3,778	39,442
Benchmark Electronics, Inc. (a)	4,278	77,689
Bio-Rad Laboratories, Inc. - Class A (a)	1,180	122,543
Cognex Corp.	5,462	160,692
Comtech Telecommunications Corp.	2,995	83,051
Cree, Inc. (a)	2,200	144,958
CTS Corp.	3,198	35,370
Dainippon Screen Manufacturing Co. Ltd. (a)	18,000	127,922
Danaher Corp.	3,250	153,303
DDi Corp.	8,566	100,736
Dolby Laboratories, Inc. - Class A (a)	2,100	140,070
Dover Corp.	2,700	157,815
Electronics for Imaging, Inc. (a)	1,346	19,261
EMC Corp./Massachusetts (a)	8,510	194,879
Extreme Networks, Inc. (a)	15,409	47,614
Fossil, Inc. (a)	5,090	358,743
Groupo Mexico SAB de CV	36,800	151,491
GT Solar International, Inc. (a)	3,009	27,442
Harvard Bioscience, Inc. (a)	28,826	117,898
Hewlett-Packard Co.	2,950	124,195
Integrated Device Technology, Inc. (a)	18,465	122,977
Intel Corp.	7,040	148,051
Invensys PLC	33,700	186,101
JA Solar Holdings Co. Ltd. - ADR (a)	8,200	56,744
LaBarge, Inc. (a)	6,532	102,618
Lattice Semiconductor Corp. (a)	13,602	82,428
Lexmark International, Inc. - Class A (a)	3,400	118,388
LSI Industries, Inc.	13,468	113,939
Micrel, Inc.	9,299	120,794
NetApp, Inc. (a)	5,840	320,966
Newport Corp. (a)	2,821	49,001
QUALCOMM, Inc.	1,180	58,398
Raytheon Co.	7,200	333,648
RF Micro Devices, Inc. (a)	14,151	104,010
Richardson Electronics Ltd.	1,063	12,427
Rockwell Collins, Inc.	2,300	133,998
Rogers Corp. (a)	1,937	74,090
SanDisk Corp. (a)	2,900	144,594
Sigma-Aldrich Corp.	2,550	169,728
Standard Microsystems Corp. (a)	1,720	49,588
STMicroelectronics NV - ADR	12,000	125,280
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	13,400	168,036
Triumph Group, Inc.	4,300	384,463
TTM Technologies , Inc. (a)	3,198	47,682
Vishay Intertechnology, Inc. (a)	4,861	71,360
Total Computer and Electronic Product Manufacturing		6,178,460

Construction of Buildings - 0.4%
Lennar Corp. - Class A	3,810	71,438
Sekisui Chemical Co. Ltd.	21,000	150,794
Standard Pacific Corp. (a)	3,294	15,152
Total Construction of Buildings		237,384

Couriers and Messengers - 0.2%
United Parcel Service, Inc. - Class B	2,130	154,595
Credit Intermediation and Related Activities - 2.7%
Alliance Financial Corp.	809	26,171
Ames National Corp.	4,144	89,800
Banco Espirito Santo SA	15,200	58,498
Beacon Federal Bancorp, Inc.	9,559	112,653
Cardinal Financial Corp.	2,974	34,588
Cash America International, Inc.	1,501	55,432
Center Bancorp, Inc.	8,212	66,599
Challenger Ltd.	27,572	132,543
Clifton Savings Bancorp, Inc.	3,232	34,938
Danvers Bancorp, Inc.	598	10,567
Dime Community Bancshares, Inc.	5,710	83,309
ESB Financial Corp.	1,624	26,374
First Busey Corp.	9,376	44,067
First Commonwealth Financial Corp.	13,029	92,245
Grupo Financiero Galicia SA - ADR (a)	8,600	131,666
Heartland Financial USA, Inc.	4,771	83,302
Intersections, Inc.	11,283	118,020
Lakeland Bancorp, Inc.	974	10,685
MainSource Financial Group, Inc.	4,148	43,181
Mastercard, Inc. - Class A	250	56,027
Meridian Interstate Bancorp, Inc. (a)	2,156	25,419
Ocwen Financial Corp. (a)	6,946	66,265
Stellarone Corp.	4,771	69,370
Swedbank AB (a)	6,500	90,653
Territorial Bancorp, Inc.	5,937	118,206
Union First Market Bankshares Corp.	6,188	91,459
Total Credit Intermediation and Related Activities		1,772,037

Data Processing, Hosting and Related Services - 0.6%
Fiserv, Inc. (a)	2,900	169,824
Juniper Networks, Inc. (a)	1,950	71,994
Zix Corp. (a)	30,397	129,795
Total Data Processing, Hosting and Related Services		371,613

Educational Services - 0.1%
Bridgepoint Education, Inc. (a)	4,700	89,300
Electrical Equipment, Appliance, and Component Manufacturing - 1.9%
Advanced Battery Technologies, Inc. (a)	25,162	96,874
Alstom SA	2,600	124,418
AO Smith Corp.	3,420	130,233
Coleman Cable, Inc. (a)	4,065	25,528
Emerson Electric Co.	3,080	176,084
Exide Technologies (a)	8,192	77,087
Hitachi Ltd.	30,000	159,995
Koninklijke Philips Electronics NV	6,700	205,209
Lydall, Inc. (a)	1,966	15,826
Ultralife Corp. (a)	15,847	104,749
Ushio, Inc.	7,400	141,091
Total Electrical Equipment, Appliance, and Component Manufacturing		1,257,094

Electronics and Appliance Stores - 0.2%
RadioShack Corp.	6,100	112,789
Fabricated Metal Product Manufacturing - 0.8%
Daido Steel Co. Ltd.	26,000	152,753
Drew Industries, Inc. (a)	1,360	30,899
Greif, Inc.	2,300	142,370
Snap-On, Inc.	1,090	61,672
Universal Stainless & Alloy (a)	2,869	89,743
Watts Water Technologies, Inc. - Class A	1,644	60,154
Total Fabricated Metal Product Manufacturing		537,591

Food and Beverage Stores - 0.3%
The Kroger Co.	7,600	169,936
Weis Markets, Inc.	199	8,026
Total Food and Beverage Stores		177,962

Food Manufacturing - 1.9%
Corn Products International, Inc.	4,770	219,420
HJ Heinz Co.	3,320	164,207
Kraft Foods, Inc.	6,410	201,979
Sara Lee Corp.	9,100	159,341
The Andersons, Inc.	2,925	106,324
The Hain Celestial Group, Inc. (a)	4,930	133,406
The Hershey Co.	2,800	132,020
The JM Smucker Co.	2,170	142,460
Total Food Manufacturing		1,259,157

Food Services and Drinking Places - 1.7%
Brinker International, Inc.	6,550	136,764
Caribou Coffee Co., Inc. (a)	2,501	25,210
Chipotle Mexican Grill, Inc. (a)	600	127,596
Dominos Pizza, Inc. (a)	5,385	85,891
Luby's, Inc. (a)	16,729	104,891
Papa John's International, Inc. (a)	4,512	124,983
Ruby Tuesday, Inc. (a)	9,039	118,049
Starbucks Corp.	4,600	147,798
The Cheesecake Factory, Inc. (a)	5,300	162,498
Whitbread PLC	4,700	131,166
Total Food Services and Drinking Places		1,164,846

Forestry and Logging - 0.2%
Potlatch Corp.	3,700	120,435

Funds, Trusts, and Other Financial Vehicles - 0.6%
BRT Realty Trust (a)	1,813	13,035
Dynex Capital, Inc.	2,154	23,522
Invesco Mortgage Capital, Inc.	5,170	112,913
Newcastle Investment Corp. (a)	16,824	112,721
Starwood Property Trust, Inc.	5,197	111,631
Total Funds, Trusts, and Other Financial Vehicles		373,822

Furniture and Related Product Manufacturing - 0.6%
HNI Corp.	5,000	156,000
Hooker Furniture Corp.	9,917	140,127
Steelcase, Inc.	12,695	134,186
Total Furniture and Related Product Manufacturing		430,313

General Merchandise Stores - 1.5%
Big Lots, Inc. (a)	3,700	112,702
Dollar Tree, Inc. (a)	3,860	216,469
Fred's, Inc. - Class A	3,016	41,500
Kohl's Corp. (a)	2,120	115,201
Macy's, Inc.	8,080	204,424
Marks & Spencer Group PLC	20,700	119,088
TJX Cos., Inc.	3,670	162,911
Tuesday Morning Corp. (a)	5,872	31,004
Total General Merchandise Stores		1,003,299

Health and Personal Care Stores - 0.4%
Herbalife Ltd.	2,200	150,414
Luxottica Group SpA	4,400	134,059
Total Health and Personal Care Stores		284,473

Heavy and Civil Engineering Construction - 0.6%
Chicago Bridge & Iron Co. NV (a)	5,400	177,660
Great Lakes Dredge & Dock Corp.	15,903	117,205
Insituform Technologies, Inc. - Class A (a)	3,310	87,748
Total Heavy and Civil Engineering Construction		382,613

Hospitals - 0.6%
Healthways, Inc. (a)	12,011	134,043
Select Medical Holdings Corp. (a)	14,525	106,178
Universal Health Services, Inc. - Class B	3,100	134,602
Total Hospitals		374,823

Insurance Carriers and Related Activities - 3.2%
Aflac, Inc.	2,550	143,897
Ageas	57,100	130,479
Allianz SE	1,300	154,489
AMERIGROUP Corp. (a)	1,940	85,205
AMERISAFE, Inc. (a)	4,781	83,668
Amtrust Financial Services, Inc.	7,401	129,517
CIGNA Corp.	1,590	58,289
Hannover Rueckversicherung AG	2,400	128,719
Mapfre SA	39,400	109,408
Meadowbrook Insurance Group, Inc.	3,742	38,355
Medco Health Solutions, Inc. (a)	2,850	174,619
National Western Life Insurance Co.	301	50,183
Old Mutual PLC	67,700	129,932
RSA Insurance Group PLC	64,100	125,122
Sampo OYJ - A shares	3,500	93,775
Symetra Financial Corp.	5,094	69,788
The Progressive Corp.	6,300	125,181
United Fire & Casualty Co.	3,852	85,977
UnitedHealth Group, Inc.	3,960	142,996
Universal Insurance Holdings, Inc.	15,608	76,011
Total Insurance Carriers and Related Activities		2,135,610

Machinery Manufacturing - 4.5%
Alamo Group, Inc.	4,595	127,833
Altra Holdings, Inc. (a)	1,639	32,551
Applied Materials, Inc.	10,830	152,161
Astec Industries, Inc. (a)	3,860	125,103
Brooks Automation, Inc. (a)	7,937	71,989
Cascade Corp.	2,319	109,642
Cummins, Inc.	3,250	357,532
Deere & Co.	1,960	162,778
Flowserve Corp.	3,000	357,660
Graco, Inc.	4,100	161,745
IDEX Corp.	2,020	79,022
Ingersoll-Rand PLC	5,300	249,577
Kadant, Inc. (a)	1,934	45,584
Lennox International, Inc.	1,480	69,989
Met-Pro Corp.	3,807	44,961
Modine Manufacturing Co. (a)	4,390	68,045
NACCO Industries, Inc. - Class A	548	59,387
Nordson Corp.	1,900	174,572
Novellus Systems, Inc. (a)	5,000	161,600
Rinnai Corp.	1,400	85,528
Rudolph Technologies, Inc. (a)	2,951	24,287
WW Grainger, Inc.	2,020	278,982
Total Machinery Manufacturing		3,000,528

Merchant Wholesalers, Durable Goods - 1.7%
Brightpoint, Inc. (a)	9,407	82,123
Henry Schein, Inc. (a)	2,200	135,058
Hill-Rom Holdings, Inc.	3,800	149,606
Honda Motor Co. Ltd.	3,700	146,514
ICU Medical, Inc. (a)	3,230	117,895
Immersion Corp. (a)	13,836	92,840
Nalco Holding Co.	5,200	166,088
Pc Mall, Inc. (a)	8,128	61,529
TRW Automotive Holdings Corp. (a)	3,100	163,370
Total Merchant Wholesalers, Durable Goods		1,115,023

Merchant Wholesalers, Nondurable Goods - 0.5%
AmerisourceBergen Corp.	7,280	248,393
McKesson Corp.	1,210	85,160
Total Merchant Wholesalers, Nondurable Goods		333,553

Mining (except Oil and Gas) - 1.3%
Barrick Gold Corp.	2,900	154,222
Harry Winston Diamond Corp. (a)	4,870	56,979
Martin Marietta Materials, Inc.	3,200	295,168
Mitsui Mining & Smelting Co. Ltd.	38,000	125,434
Rio Tinto PLC - ADR	1,400	100,324
Vale SA - ADR	3,800	131,366
Westmoreland Coal Co. (a)	1,899	22,674
Total Mining (except Oil and Gas)		886,167

Miscellaneous Manufacturing - 1.3%
CONMED Corp. (a)	4,340	114,706
Hasbro, Inc.	2,900	136,822
Jakks Pacific, Inc. (a)	3,456	62,968
Kinetic Concepts, Inc. (a)	3,500	146,580
Lawson Products, Inc.	5,814	144,711
Marine Products Corp. (a)	4,808	32,021
Orthofix International NV (a)	4,110	119,190
The Cooper Cos., Inc.	2,500	140,850
Total Miscellaneous Manufacturing		897,848

Miscellaneous Store Retailers - 0.2%
PetSmart, Inc.	4,000	159,280
Motor Vehicle and Parts Dealers - 0.0%
PEP Boys-Manny Moe & Jack	1,545	20,749
Nonmetallic Mineral Product Manufacturing - 0.2%
Brush Engineered Materials, Inc. (a)	2,734	105,642
Non-Store Retailers - 0.1%
PC Connection, Inc. (a)	4,293	38,036
Stamps.com, Inc.	2,714	35,960
Total Non-Store Retailers		73,996

Nursing and Residential Care Facilities - 0.2%
Capital Senior Living Corp. (a)	12,626	84,594
Five Star Quality Care, Inc. (a)	6,775	47,899
The Ensign Group, Inc.	1,131	28,128
Total Nursing and Residential Care Facilities		160,621

Oil and Gas Extraction - 5.5%
Adams Resources & Energy, Inc.	2,978	71,919
Approach Resources, Inc. (a)	13,175	304,342
Berry Petroleum Co.	9,000	393,300
Bill Barrett Corp. (a)	2,451	100,810
Cabot Oil & Gas Corp.	9,400	355,790
Cimarex Energy Co.	1,700	150,501
CNOOC Ltd. - ADR	300	71,511
Comstock Resources, Inc. (a)	8,500	208,760
Devon Energy Corp.	4,000	314,040
Ecopetrol SA - ADR	2,000	87,240
Forest Oil Corp. (a)	4,400	167,068
Georesources, Inc. (a)	917	20,367
OMV AG	3,800	157,925
Panhandle Oil and Gas, Inc. - Class A	614	16,836
Petroleum Development Corp. (a)	7,125	300,746
Pioneer Natural Resources Co.	3,200	277,824
SM Energy Co.	3,000	176,790
Stone Energy Corp. (a)	900	20,061
Vaalco Energy, Inc. (a)	6,858	49,103
W&T Offshore, Inc.	4,893	87,438
Warren Resources, Inc. (a)	12,040	54,421
Whiting Petroleum Corp. (a)	2,500	292,975
Total Oil and Gas Extraction		3,679,767

Personal and Laundry Services - 0.2%
Mac-Gray Corp.	6,175	92,316
Weight Watchers International, Inc.	1,520	56,985
Total Personal and Laundry Services		149,301

Petroleum and Coal Products Manufacturing - 2.8%
Exxon Mobil Corp.	4,650	340,008
Frontier Oil Corp.	15,000	270,150
Hess Corp.	5,350	409,489
Holly Corp.	6,250	254,813
Marathon Oil Corp.	15,900	588,777
Total Petroleum and Coal Products Manufacturing		1,863,237

Pipeline Transportation - 0.7%
El Paso Corp.	10,900	149,984
EQT Corp.	5,000	224,200
Questar Corp.	7,200	125,352
Total Pipeline Transportation		499,536

Plastics and Rubber Products Manufacturing - 0.6%
Graham Packaging Co, Inc. (a)	5,120	66,765
Newell Rubbermaid, Inc.	11,570	210,342
Sonoco Products Co.	4,300	144,781
Total Plastics and Rubber Products Manufacturing		421,888

Primary Metal Manufacturing - 0.8%
LB Foster Co. - Class A (a)	3,339	136,699
Matthews International Corp. - Class A	394	13,782
Schnitzer Steel Industries, Inc. - Class A	2,394	158,938
SKF AB	4,900	139,591
Ternium SA - ADR	1,800	76,338
Worthington Industries, Inc.	2,338	43,019
Total Primary Metal Manufacturing		568,367

Printing and Related Support Activities - 0.7%
Deluxe Corp.	12,890	296,728
Ennis, Inc.	1,372	23,461
Innerworkings, Inc. (a)	4,197	27,490
RR Donnelley & Sons Co.	8,030	140,284
Total Printing and Related Support Activities		487,963

Professional, Scientific, and Technical Services - 4.3%
Alliance Data Systems Corp. (a)	1,900	134,957
Black Box Corp.	1,228	47,020
CBIZ, Inc. (a)	18,240	113,818
Cerner Corp. (a)	1,700	161,058
CGI Group, Inc. - Class A (a)	7,800	134,929
Computer Task Group, Inc. (a)	11,046	120,180
CSG Systems International, Inc. (a)	6,233	118,053
Epicor Software Corp. (a)	397	4,010
Factset Research Systems, Inc.	1,400	131,264
Gartner, Inc. (a)	4,500	149,400
Genpact Ltd. (a)	8,900	135,280
Global Defense Technology & Systems, Inc. (a)	3,949	66,580
Herman Miller, Inc.	6,100	154,330
IDEXX Laboratories, Inc. (a)	2,100	145,362
International Business Machines Corp.	1,010	148,228
JDA Software Group, Inc. (a)	1,510	42,280
Korn/Ferry International (a)	6,760	156,224
Mentor Graphics Corp. (a)	3,469	41,628
MICROS Systems, Inc. (a)	3,800	166,668
Navigant Consulting, Inc. (a)	14,264	131,229
Parexel International Corp. (a)	7,464	158,461
Plexus Corp. (a)	963	29,795
Rentokil Initial PLC (a)	79,500	120,105
Team Health Holdings, Inc. (a)	1,299	20,186
The Corporate Executive Board Co.	3,800	142,690
The Hackett Group, Inc. (a)	32,612	114,468
Total Professional, Scientific, and Technical Services		2,888,203

Publishing Industries (except Internet) - 2.3%
ACI Worldwide, Inc. (a)	5,900	158,533
Advent Software, Inc. (a)	3,100	179,552
Belo Corp. (a)	10,348	73,264
Callidus Software, Inc. (a)	3,192	16,088
Digi International, Inc. (a)	5,130	56,943
F5 Networks, Inc. (a)	1,310	170,510
Gannett Co., Inc.	9,400	141,846
Journal Communications, Inc. - Class A (a)	8,850	44,692
Meredith Corp.	1,016	35,204
MSCI, Inc. (a)	2,010	78,309
Nuance Communications, Inc. (a)	3,760	68,357
Oracle Corp.	6,490	203,137
PRIMEDIA, Inc.	2,759	11,588
Red Hat, Inc. (a)	3,400	155,210
The Dolan Co. (a)	8,651	120,422
Total Publishing Industries (except Internet)		1,513,655

Rail Transportation - 0.6%
CSX Corp.	2,300	148,603
Union Pacific Corp.	2,420	224,237
Total Rail Transportation		372,840

Real Estate - 1.4%
Apartment Investment & Management Co. - Class A	5,600	144,704
CB Richard Ellis Group, Inc. - Class A (a)	7,000	143,360
Cheung Kong Holdings Ltd.	6,000	92,553
CommonWealth REIT	4,966	126,683
Jones Lang LaSalle, Inc.	1,500	125,880
The Macerich Co.	3,300	156,321
Ventas, Inc.	3,000	157,440
Total Real Estate		946,941

Rental and Leasing Services - 0.7%
Amerco, Inc. (a)	702	67,420
Electro Rent Corp.	7,703	124,481
Knology, Inc. (a)	2,616	40,888
RSC Holdings, Inc. (a)	2,754	26,824
Textainer Group Holdings Ltd.	3,380	96,296
Tollgrade Communications, Inc. (a)	8,742	81,126
United Rentals, Inc. (a)	728	16,562
Total Rental and Leasing Services		453,597

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.8%
Calamos Asset Management, Inc. - Class A	9,895	138,530
Franklin Resources, Inc.	1,100	122,331
Investor AB	5,600	119,816
KKR Financial Holdings LLC	13,332	123,988
Total Securities, Commodity Contracts, and Other Financial Investments and Related Activities		504,665

Space Research and Technology - 0.2%
BAE Systems PLC	22,700	116,791
Sporting Goods, Hobby, Book, and Music Stores - 0.6%
Dicks Sporting Goods, Inc. (a)	1,680	63,000
Fraser & Neave Ltd.	26,000	129,863
Jo-Ann Stores, Inc. (a)	1,640	98,761
Schindler Holdings AG	1,000	118,289
Total Sporting Goods, Hobby, Book, and Music Stores		409,913

Support Activities for Mining - 0.1%
Gazprom OAO - ADR (a)	2,300	58,512
Newpark Resources, Inc. (a)	2,630	16,201
Total Support Activities for Mining		74,713

Telecommunications - 1.9%
Alaska Communications Systems Group, Inc.	4,418	49,040
American Tower Corp. (a)	3,200	165,248
AT&T, Inc.	7,070	207,717
HickoryTech Corp.	9,023	86,621
Mastec, Inc. (a)	7,203	105,092
Partner Communications Co. Ltd. - ADR	6,300	128,016
SureWest Communications (a)	6,915	73,990
USA Mobility, Inc.	4,183	74,332
Virgin Media, Inc.	5,800	157,992
Vodafone Group PLC - ADR	7,750	204,832
Total Telecommunications		1,252,880

Transportation Equipment Manufacturing - 5.9%
Aisin Seiki Co. Ltd.	4,300	152,160
Amerigon, Inc. (a)	4,431	48,209
AP Moller - Maersk A/S - Class B	16	144,882
Arctic Cat, Inc. (a)	1,799	26,337
Autoliv, Inc.	1,100	86,834
Daihatsu Motor Co. Ltd.	9,000	138,121
Ford Motor Co. (a)	3,490	58,597
Goodrich Corp.	1,900	167,333
Imperial Holdings Ltd.	8,600	166,426
Isuzu Motors Ltd.	28,000	127,257
Kawasaki Kisen Kaisha Ltd.	34,000	149,501
Lear Corp. (a)	3,850	380,034
Magna International, Inc.	2,500	130,000
Miller Industries, Inc.	841	11,967
Navistar International Corp. (a)	5,650	327,192
Oshkosh Corp. (a)	12,250	431,690
Sega Sammy Holdings, Inc.	9,000	171,265
Spirit Aerosystems Holdings, Inc. - Class A (a)	15,300	318,393
Superior Industries International, Inc.	5,046	107,076
The Yokohama Rubber Co. Ltd.	25,000	129,326
Thor Industries, Inc.	4,400	149,424
United Technologies Corp.	2,580	203,098
WABCO Holdings, Inc. (a)	3,000	182,790
Yangzijiang Shipbuilding Holdings Ltd.	88,000	130,970
Total Transportation Equipment Manufacturing		3,938,882

Truck Transportation - 0.5%
Forward Air Corp.	2,942	83,494
JB Hunt Transport Services, Inc.	4,000	163,240
Universal Truckload Services, Inc. (a)	1,690	26,905
Werner Enterprises, Inc.	4,256	96,185
Total Truck Transportation		369,824

Utilities - 1.1%
China Longyuan Power Group Corp. (a)	123,000	112,512
Endesa SA	3,300	85,087
Enel SpA	28,011	139,993
ITC Holdings Corp.	2,600	161,148
MGE Energy, Inc.	1,249	53,407
OGE Energy Corp.	4,070	185,348
PNM Resources, Inc.	1,944	25,311
Total Utilities		762,806

Waste Management and Remediation Services - 0.4%
Clean Harbors, Inc. (a)	2,000	168,160
Metalico, Inc. (a)	12,346	72,595
Total Waste Management and Remediation Services		240,755

Water Transportation - 0.3%
Eagle Bulk Shipping, Inc. (a)	9,512	47,370
Nippon Yusen KK	32,000	141,889
Total Water Transportation		189,259

Wholesale Electronic Markets and Agents and Brokers - 0.2%
PSS World Medical, Inc. (a)	5,466	123,532
TOTAL COMMON STOCKS (Cost $43,563,457)		$53,569,433

PREFERRED STOCKS - 0.2%
Credit Intermediation and Related Activities - 0.2%
Itau Unibanco Holding SA	5,500	132,055
TOTAL PREFERRED STOCKS (Cost $126,403)		$132,055

EXCHANGE TRADED FUNDS - 0.3%
Financial Select Sector SPDR Fund	4,940	78,793
SPDR KBW Regional Banking ETF	2,640	69,828
SPDR S&P Semiconductor ETF	1,660	90,636
TOTAL EXCHANGE TRADED FUNDS (Cost $206,028)		$239,257

Total Investments (Cost $43,895,888) - 80.7%		53,940,745

	Principal
REPURCHASE AGREEMENTS - 18.5%	Amount
J.P. Morgan
0.081%, dated 12/31/2010, due 1/3/2011
repurchase price $12,360,278 (b)	$12,360,195	12,360,195
TOTAL REPURCHASE AGREEMENTS (Cost $12,360,195)		$12,360,195

Other Assets in Excess of Liabilities - 0.8%		520,443
TOTAL NET ASSETS - 100.0%		$66,821,383

Percentages are stated as a percent of net assets.

ADR American Depository Receipt
(a) Non-income producing.
(b) Collateralized by U.S. Treasury Notes with a market value of $12,607,411.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Market Neutral Equity
Schedule of Securities Sold Short
December 31, 2010
		Fair
	Shares	Value
COMMON STOCKS - 78.1%
Accommodation - 0.1%
Choice Hotels International, Inc.	2,470	$94,527
Administration of Environmental Quality Program - 0.2%
Waste Management, Inc.	4,050	149,324
Administrative and Support Services - 1.4%
Ambassadors Group, Inc.	4,860	55,890
AMN Healthcare Services, Inc.	8,455	51,913
Ecolab, Inc.	2,650	133,613
Expedia, Inc.	4,800	120,432
Iron Mountain, Inc.	12,580	314,626
Moody's Corp.	4,700	124,738
Robert Half International, Inc.	5,200	159,120
Total Administrative and Support Services		960,332

Air Transportation - 0.7%
AMR Corp.	12,870	100,257
Con-way, Inc.	3,300	120,681
Copa Holdings SA - Class A	2,200	129,448
SkyWest, Inc.	5,985	93,486
Total Air Transportation		443,872

Ambulatory Health Care Services - 0.2%
Amsurg Corp.	3,020	63,269
LHC Group, Inc.	1,940	58,200
Total Ambulatory Health Care Services		121,469

Amusement, Gambling, and Recreation Industries - 0.3%
Great Wolf Resorts, Inc.	18,505	48,483
Speedway Motorsports, Inc.	6,252	95,780
Vail Resorts, Inc.	644	33,514
Total Amusement, Gambling, and Recreation Industries		177,777

Animal Production - 0.0%
Pilgrim's Pride Corp.	2,301	16,314
Apparel Manufacturing - 0.2%
Guess?, Inc.	3,500	165,620
Beverage and Tobacco Product Manufacturing - 0.8%
Coca-Cola Enterprises, Inc.	5,600	140,168
Lorillard, Inc.	3,440	282,286
The Coca-Cola Co.	1,830	120,359
Total Beverage and Tobacco Product Manufacturing		542,813

Broadcasting (except Internet) - 0.3%
World Wrestling Entertainment, Inc. - Class A	7,502	106,828
Ascent Media Corp. - Class A	3,080	119,381
		226,209
Building Material and Garden Equipment and Supplies Dealers - 1.1%
Lowe's Cos., Inc.	7,940	199,135
The Sherwin-Williams Co.	4,400	368,500
Wolseley PLC	4,300	137,166
Total Building Material and Garden Equipment and Supplies Dealers		704,801

Chemical Manufacturing - 3.5%
Alere, Inc.	2,980	109,068
AstraZeneca PLC - ADR	2,680	123,789
Avon Products, Inc.	4,100	119,146
Clorox Co.	3,090	195,535
Elan Corp. PLC - ADR	10,600	60,738
FMC Corp.	2,000	159,780
GlaxoSmithKline PLC - ADR	3,300	129,426
Kissei Pharmaceutical Co. Ltd.	7,000	137,603
Meridian Bioscience, Inc.	2,694	62,393
Myriad Genetics, Inc.	4,750	108,490
NewMarket Corp.	1,200	148,044
Potash Corp. of Saskatchewan, Inc. (a)	600	92,898
Rayonier, Inc.	2,950	154,934
Syntroleum Corp.	11,420	21,127
Tetra Technologies, Inc.	1,665	19,764
Teva Pharmaceutical Industries Ltd. - ADR	2,400	125,112
The Mosaic Co.	2,200	167,992
UCB SA	4,100	140,642
Valeant Pharmaceuticals International, Inc.	5,050	142,865
Vertex Pharmaceuticals, Inc.	3,900	136,617
Total Chemical Manufacturing		2,355,963

Clothing and Clothing Accessories Stores - 1.1%
American Eagle Outfitters, Inc.	8,150	119,235
Bulgari SpA	12,600	136,131
Electrolux AB - Series B	2,300	65,317
Fast Retailing Co. Ltd.	900	143,331
HOT Topic, Inc.	5,009	31,406
Lululemon Athletica, Inc.	1,340	91,683
Point, Inc.	2,800	122,946
Total Clothing and Clothing Accessories Stores		710,049

Computer and Electronic Product Manufacturing - 7.2%
Advanced Analogic Technologies, Inc.	25,267	101,321
Advanced Micro Devices, Inc.	18,290	149,612
Advantest Corp.	6,200	140,281
Analog Devices, Inc.	4,200	158,214
Badger Meter, Inc.	1,033	45,679
Broadcom Corp. - Class A	3,400	148,070
Cree, Inc.	2,160	142,322
Cutera, Inc.	4,605	38,175
DaVita, Inc.	2,260	157,047
Dell, Inc.	7,010	94,985
DTS, Inc.	2,011	98,640
Emulex Corp.	19,771	230,530
Exar Corp.	3,186	22,238
Flextronics International Ltd.	6,150	48,278
Formfactor, Inc.	6,446	57,240
Garmin Ltd.	4,710	145,963
GeoEye, Inc.	1,984	84,102
Hutchinson Technology, Inc.	10,110	37,508
Innovative Solutions & Support, Inc.	5,606	31,786
IRIS International, Inc.	6,169	63,109
Kopin Corp.	16,683	69,401
Linear Technology Corp.	5,100	176,409
Lockheed Martin Corp.	1,410	98,573
Logitech International SA	4,650	86,258
Masimo Corp.	5,000	145,350
Mindray Medical International Ltd. - ADR	3,130	82,632
Mitsumi Electric Co. Ltd.	7,500	138,010
Movado Group, Inc.	4,407	71,129
National Instruments Corp.	3,800	143,032
National Semiconductor Corp.	15,790	217,270
NVIDIA Corp.	3,880	59,752
Palomar Medical Technologies, Inc.	1,621	23,034
Polycom, Inc.	3,700	144,226
Power Integrations, Inc.	1,487	59,688
Pulse Electronics Corp.	6,194	32,952
Rambus, Inc.	7,200	147,456
Rohm Co. Ltd.	2,000	130,558
ShoreTel, Inc.	6,344	49,547
Silicon Laboratories, Inc.	2,630	121,033
Spectranetics Corp.	12,995	67,054
STEC, Inc.	3,600	63,540
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	10,440	130,918
Telefonaktiebolaget LM Ericsson - ADR	13,700	157,961
TiVo, Inc.	2,427	20,945
TomoTherapy, Inc.	3,323	11,996
Viasat, Inc.	2,392	106,229
Yokogawa Electric Corp.	15,600	124,124
Zoran Corp.	12,608	110,950
Total Computer and Electronic Product Manufacturing		4,785,127

Construction of Buildings - 0.4%
Desarrolladora Homex SAB de CV - ADR	3,700	125,097
NVR, Inc.	110	76,012
Pulte Group, Inc.	4,410	33,163
Total Construction of Buildings		234,272

Credit Intermediation and Related Activities - 3.0%
Ameris Bancorp	3,807	40,126
Asta Funding, Inc.	3,378	27,362
Bancorp, Inc.	5,343	54,338
Banco Santander SA - ADR	14,140	150,591
BancorpSouth, Inc.	2,252	35,919
Dollar Financial Corp.	2,757	78,933
EFG International AG	10,200	139,636
First Bancorp	1,658	25,384
First Financial Holdings, Inc.	6,016	69,244
First Financial Northwest, Inc.	15,017	60,218
Global Payments, Inc.	3,500	161,735
Hancock Holding Co.	2,892	100,815
Home Federal Bancorp, Inc.	8,087	99,227
HSBC Holdings PLC - ADR	2,400	122,496
KB Financial Group, Inc. - ADR	2,900	153,381
MB Financial, Inc.	1,490	25,807
Midsouth Bancorp, Inc.	2,742	42,117
Nara Bancorp, Inc.	8,439	82,871
Oritani Financial Corp.	3,950	48,348
PacWest Bancorp	4,665	99,738
Park National Corp.	174	12,645
Pinnacle Financial Partners, Inc.	2,924	39,708
Renasant Corp.	5,132	86,782
Simmons First National Corp.	3,255	92,767
Sun Bancorp, Inc.	8,876	41,185
Univest Corp. of Pennsylvania	3,556	68,169
Westfield Financial, Inc.	2,147	19,860
Total Credit Intermediation and Related Activities		1,979,402

Crop Production - 0.1%
Griffin Land & Nurseries, Inc.	3,092	100,119
Data Processing, Hosting and Related Services - 1.1%
Automatic Data Processing, Inc.	3,000	138,840
Juniper Networks, Inc.	4,800	177,216
Pegasystems, Inc.	1,464	53,627
TeliaSonera AB	15,600	123,628
Terremark Worldwide, Inc.	7,698	99,689
Total System Services, Inc.	9,300	143,034
Total Data Processing, Hosting and Related Services		736,034

Educational Services - 0.7%
Apollo Group, Inc. - Class A	2,630	103,859
DeVry, Inc.	2,400	115,152
K12, Inc.	3,738	107,131
New Oriental Education & Technology Group, Inc. SpA - ADR	1,200	126,276
Total Educational Services		452,418

Electrical Equipment, Appliance, and Component Manufacturing - 1.9%
ABB Ltd. - ADR	9,040	202,948
AZZ, Inc.	409	16,364
Chiyoda Corp.	17,000	169,183
Ciena Corp.	2,419	50,920
Emerson Electric Co.	9,000	514,530
General Cable Corp.	2,942	103,235
Grupo Aeroportuario del Pacifico SA de CV - ADR	3,700	150,257
Universal Display Corp.	2,760	84,594
Total Electrical Equipment, Appliance, and Component Manufacturing		1,292,031

Electronics and Appliance Stores - 0.2%
Best Buy Co., Inc.	3,000	102,870
Fabricated Metal Product Manufacturing - 2.6%
Chart Industries, Inc.	2,714	91,679
Commercial Metals Co.	929	15,412
Crown Holdings, Inc.	5,200	173,576
Griffon Corp.	4,749	60,502
Hexcel Corp.	24,750	447,728
Hitachi Koki Co. Ltd.	13,000	122,490
Horsehead Holding Corp.	1,501	19,573
Insteel Industries, Inc.	6,544	81,735
Mobile Mini, Inc.	5,086	100,143
Mori Seiki Co. Ltd.	13,700	162,497
Outokumpu OYJ	5,000	92,740
RTI International Metals, Inc.	2,147	57,926
Smith & Wesson Holding Corp.	3,630	13,576
Valmont Industries, Inc.	3,560	315,879
Total Fabricated Metal Product Manufacturing		1,755,456

Food and Beverage Stores - 0.0%
Arden Group, Inc.	308	25,410
Food Manufacturing - 2.1%
Campbell Soup Co.	5,350	185,913
Colruyt SA	2,300	116,947
ConAgra Foods, Inc.	6,130	138,415
Farmer Bros, Co.	5,996	106,729
Flowers Foods, Inc.	5,200	139,932
Imperial Sugar Co.	3,272	43,747
Kellogg Co.	4,290	219,133
Kikkoman Corp.	12,000	134,499
Lifeway Foods, Inc.	6,947	66,344
Nestle SA - ADR	2,200	129,404
Ralcorp Holdings, Inc.	1,120	72,811
Tootsie Roll Industries, Inc.	1,096	31,751
Total Food Manufacturing		1,385,625

Food Services and Drinking Places - 0.6%
California Pizza Kitchen, Inc.	2,699	46,639
DineEquity, Inc.	1,162	57,380
Jamba, Inc.	5,740	13,030
Morgans Hotel Group Co.	10,535	95,552
O'Charleys, Inc.	5,993	43,150
Sonic Corp.	6,403	64,798
Yum! Brands, Inc.	1,490	73,084
Total Food Services and Drinking Places		393,633

Forestry and Logging - 0.4%
Plum Creek Timber Co., Inc.	3,600	134,820
Potlatch Corp.	3,197	104,062
Total Forestry and Logging		238,882

Funds, Trusts, and Other Financial Vehicles - 0.1%
Resource Capital Corp.	8,740	64,501
Furniture and Related Product Manufacturing - 0.3%
American Woodmark Corp.	3,209	78,749
Kimball International, Inc.	15,094	104,148
Total Furniture and Related Product Manufacturing		182,897

General Merchandise Stores - 1.6%
Citi Trends, Inc.	2,230	54,747
Costco Wholesale Corp.	3,100	223,851
Family Dollar Stores, Inc.	3,540	175,973
J Front Retailing Co. Ltd.	25,000	136,716
Matsumotokiyoshi Holdings Co. Ltd.	6,700	145,570
Nordstrom, Inc.	3,950	167,401
Syms Corp.	3,586	25,927
Wal-Mart de Mexico SAB de CV - ADR	5,700	162,906
Total General Merchandise Stores		1,093,091

Health and Personal Care Stores - 0.2%
BioScrip, Inc.	9,550	49,947
Omnicare, Inc.	3,650	92,673
Total Health and Personal Care Stores		142,620

Heavy and Civil Engineering Construction - 0.3%
Comverge, Inc.	2,016	13,931
Granite Construction, Inc.	3,190	87,502
Sterling Construction Co., Inc.	6,907	90,067
Total Heavy and Civil Engineering Construction		191,500

Insurance Carriers and Related Activities - 1.7%
Admiral Group PLC	5,200	122,825
Aetna, Inc.	5,880	179,399
Baldwin & Lyons, Inc.	2,212	52,048
Humana, Inc.	1,830	100,174
Manulife Financial Corp.	8,800	151,184
OneBeacon Insurance Group Ltd. - Class A	6,193	93,886
Prudential PLC - ADR	6,100	127,246
SeaBright Holdings, Inc.	5,588	51,521
State Auto Financial Corp.	6,537	113,875
The Navigators Group, Inc.	973	48,991
WellCare Health Plans, Inc.	2,359	71,289
Total Insurance Carriers and Related Activities		1,112,438

Leather and Allied Product Manufacturing - 0.2%
K-Swiss, Inc. - Class A	7,950	99,137
Steven Madden Ltd.	663	27,660
Total Leather and Allied Product Manufacturing		126,797

Machinery Manufacturing - 5.0%
ASML Holding NV - ADR	2,120	81,281
Caterpillar, Inc.	6,800	636,888
Colfax Corp.	3,152	58,028
Donaldson Co., Inc.	2,800	163,184
Dresser-Rand Group, Inc.	3,900	166,101
Energy Recovery, Inc.	6,346	23,226
Gulf Island Fabrication, Inc.	2,143	60,390
HeidelbergCement AG	2,700	169,217
Holcim Ltd.	1,900	143,567
Hurco Cos., Inc.	1,051	24,856
Imation Corp.	10,910	112,482
Ingersoll-Rand PLC	3,940	185,535
Intermec, Inc.	3,676	46,538
Kubota Corp.	15,000	142,074
Lennox International, Inc.	3,000	141,870
Lincoln Electric Holdings, Inc.	2,100	137,067
Modine Manufacturing Co.	2,785	43,167
Natural Gas Services Group, Inc.	5,572	105,367
Nikon Corp.	6,000	121,714
Olympus Corp.	4,000	121,099
Pall Corp.	3,300	163,614
Pitney Bowes, Inc.	13,280	321,110
Teradyne, Inc.	2,940	41,278
Varian Semiconductor Equipment Associates, Inc.	4,300	158,971
Total Machinery Manufacturing		3,368,624

Merchant Wholesalers, Durable Goods - 1.0%
Conceptus, Inc.	4,380	60,444
Fastenal Co.	1,040	62,306
LKQ Corp.	6,600	149,952
Merge Healthcare, Inc.	20,054	74,802
Nintendo Co. Ltd.	500	146,755
Sumco Corp.	8,600	122,872
Willis Lease Finance Corp.	2,333	30,399
Total Merchant Wholesalers, Durable Goods		647,530

Merchant Wholesalers, Nondurable Goods - 0.3%
Core-Mark Holding Co., Inc.	2,755	98,050
Sysco Corp.	4,700	138,180
Total Merchant Wholesalers, Nondurable Goods		236,230

Mining (except Oil and Gas) - 1.7%
Coeur d'Alene Mines Corp.	775	21,173
Compass Minerals International, Inc.	630	56,240
Consol Energy, Inc.	3,800	185,212
Lonmin PLC	4,900	150,194
Martin Marietta Materials, Inc.	1,400	129,136
Minefinders Ltd.	11,700	129,168
Nevsun Resources Ltd.	10,900	82,077
Patriot Coal Corp.	1,076	20,842
Vulcan Materials Co.	8,200	363,752
Total Mining (except Oil and Gas)		1,137,794

Miscellaneous Manufacturing - 1.5%
Align Technology, Inc.	3,720	72,689
Baxter International, Inc.	1,110	56,188
Becton Dickinson and Co.	3,010	254,405
Cantel Medical Corp.	4,727	110,612
DENTSPLY International, Inc.	2,950	100,801
HeartWare International, Inc.	1,055	92,386
International Game Technology	6,700	118,523
Landauer, Inc.	1,581	94,813
Patterson Cos., Inc.	4,400	134,772
Total Miscellaneous Manufacturing		1,035,189

Miscellaneous Store Retailers - 0.5%
Staples, Inc.	13,700	311,949
Motion Picture and Sound Recording Industries - 0.3%
DreamWorks Animation SKG, Inc.	4,500	132,615
inContact, Inc.	12,775	42,157
Total Motion Picture and Sound Recording Industries		174,772

Motor Vehicle and Parts Dealers - 0.0%
MarineMax, Inc.	1,208	11,295
Nonmetallic Mineral Product Manufacturing - 0.7%
Apogee Enterprises, Inc.	8,225	110,791
Cemex SAB de CV - ADR	14,700	157,437
Eagle Materials, Inc.	4,550	128,537
Owens-Illinois, Inc.	3,500	107,450
Total Nonmetallic Mineral Product Manufacturing		504,215

Non-Store Retailers - 0.1%
Ariba, Inc.	3,095	72,702
Nursing and Residential Care Facilities - 0.2%
Emeritus Corp.	5,721	112,761
Oil and Gas Extraction - 4.7%
Carrizo Oil & Co, Inc.	1,060	36,559
Cenovus Energy, Inc.	17,450	580,038
Cie Generale de Geophysique-Veritas	4,100	124,781
EOG Resources, Inc.	4,275	390,778
McMoran Exploration Co.	2,605	44,650
Nexen, Inc.	5,800	132,820
Petroquest Energy, Inc.	25,700	193,521
Range Resources Corp.	3,050	137,189
Resource America, Inc. - Class A	13,623	93,318
SM Energy Co.	10,100	595,193
Southwestern Energy Co.	13,300	497,819
Talisman Energy, Inc.	6,600	146,454
Ultra Petroleum Corp.	3,000	143,310
Total Oil and Gas Extraction		3,116,430

Paper Manufacturing - 0.9%
Avery Dennison Corp.	3,900	165,126
CSS Industries, Inc.	4,112	84,748
Husqvarna AB - Class B	16,000	133,578
Kimberly-Clark Corp.	2,340	147,514
Schweitzer-Mauduit International, Inc.	1,298	81,670
Total Paper Manufacturing		612,636

Personal and Laundry Services - 0.6%
Cintas Corp.	2,880	80,525
The Knot, Inc.	3,209	31,705
Unifirst Corp.	1,663	91,548
Weight Watchers International, Inc.	4,600	172,454
Total Personal and Laundry Services		376,232

Petroleum and Coal Products Manufacturing - 1.4%
Chevron Corp.	3,475	317,094
Delek US Holdings, Inc.	14,212	103,463
Headwaters, Inc.	25,004	114,518
Valero Energy Corp.	18,200	420,784
Total Petroleum and Coal Products Manufacturing		955,859

Plastics and Rubber Products Manufacturing - 0.4%
AEP Industries, Inc.	2,136	55,429
The Female Health Co.	10,954	62,328
Trex Co., Inc.	800	19,168
Tupperware Brands Corp.	3,100	147,777
Total Plastics and Rubber Products Manufacturing		284,702

Primary Metal Manufacturing - 1.4%
AK Steel Holding Corp.	5,597	91,623
ArcelorMittal - ADR	3,500	133,455
Funai Electric Co. Ltd.	3,900	135,940
Matthews International Corp. - Class A	3,650	127,677
Sims Metal Management Ltd. - ADR	6,100	133,224
SSAB AB - A Shares	7,900	132,731
Titanium Metals Corp.	2,950	50,681
Tokyo Steel Manufacturing Co. Ltd.	11,900	129,861
Total Primary Metal Manufacturing		935,192

Professional, Scientific, and Technical Services - 4.9%
Allscripts Healthcare Solutions, Inc.	7,400	142,598
CH Robinson Worldwide, Inc.	2,200	176,418
Charles River Laboratories International, Inc.	2,990	106,265
Computer Programs & Systems, Inc.	2,125	99,535
comScore, Inc.	4,481	99,971
Covance, Inc.	2,350	120,813
CRA International, Inc.	3,649	85,788
Digital River, Inc.	1,426	49,083
DST Systems, Inc.	1,000	44,350
Echelon Corp.	1,125	11,464
ENGlobal Corp.	17,362	64,587
Fluor Corp.	2,850	188,841
Gen-Probe, Inc.	3,000	175,050
Geokinetics, Inc.	4,915	45,660
GSI Commerce, Inc.	794	18,421
Human Genome Sciences, Inc.	5,000	119,450
Integral Systems, Inc.	7,162	70,975
Kenexa Corp.	3,931	85,656
Lender Processing Services, Inc.	4,300	126,936
Maxwell Technologies, Inc.	6,009	113,510
Monster Worldwide, Inc.	4,281	101,160
Nanosphere, Inc.	4,758	20,745
NetSuite, Inc.	3,867	96,675
NTT Data Corp.	39	135,028
Paychex, Inc.	5,100	157,641
Pharmaceutical Product Development, Inc.	4,620	125,387
PROS Holdings, Inc.	4,477	50,993
RTI Biologics, Inc.	97	259
SuccessFactors, Inc.	2,910	84,274
TDK Corp.	1,800	125,262
Transcend Services, Inc.	3,178	62,257
VCA Antech, Inc.	9,760	227,310
Wipro Ltd. - ADR	8,600	133,042
Total Professional, Scientific, and Technical Services		3,265,404

Publishing Industries (except Internet) - 3.6%
American Greetings Corp. - Class A	4,030	89,305
ANSYS, Inc.	3,300	171,831
Aspen Technology, Inc.	7,694	97,714
Autonomy Corp. PLC	4,200	98,550
Bottomline Technologies, Inc.	2,140	46,460
CA, Inc.	5,610	137,108
Citrix Systems, Inc.	1,640	112,192
Deltek, Inc.	4,033	29,280
DemandTec, Inc.	8,667	93,950
Infosys Technologies Ltd. - ADR	1,380	104,990
John Wiley & Sons, Inc. - Class A	3,100	140,244
Marchex, Inc. - Class B	13,307	126,949
MicroStrategy, Inc. - Class A	556	47,521
Pearson PLC	8,100	127,297
Reed Elsevier Nv	9,900	122,465
Renaissance Learning, Inc.	2,790	33,034
Rimage Corp.	2,741	40,868
Saba Software, Inc.	11,544	70,649
SAP AG - ADR	4,270	216,105
Symantec Corp.	8,600	143,964
The McGraw-Hill Cos., Inc.	3,600	131,076
TheStreet.com, Inc.	24,248	64,742
Thomson Reuters Corp.	4,070	151,689
Total Publishing Industries (except Internet)		2,397,983

Real Estate - 1.1%
Acadia Realty Trust	1,391	25,372
BioMed Realty Trust, Inc.	434	8,094
CapLease, Inc.	14,436	84,017
Colonial Properties Trust	5,431	98,030
DiamondRock Hospitality Co.	2,078	24,936
Forestar Group, Inc.	616	11,889
Healthcare Realty Trust, Inc.	1,436	30,400
Investors Real Estate Trust	10,563	94,750
Kite Realty Group Trust	5,843	31,611
Medical Properties Trust, Inc.	9,264	100,329
Ramco-Gershenson Properties Trust	1,628	20,269
Saul Centers, Inc.	410	19,413
Sun Communities, Inc.	1,168	38,906
Sunstone Hotel Investors, Inc.	2,461	25,422
The St. Joe Co.	5,700	124,545
Total Real Estate		737,983

Rental and Leasing Services - 0.2%
H&E Equipment Services, Inc.	2,994	34,641
Hertz Global Holdings, Inc.	8,200	118,818
Total Rental and Leasing Services		153,459

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.2%
Affiliated Managers Group, Inc.	1,100	109,142
Deutsche Boerse AG	1,900	131,520
Eaton Vance Corp.	4,500	136,035
Evercore Partners, Inc. - Class A	1,244	42,296
Federated Investors, Inc.	6,300	164,871
GAMCO Investors, Inc. - Class A	1,928	92,563
Investment Technology Group, Inc.	3,984	65,218
Lazard Ltd. - Class A	3,400	134,266
MF Global Holdings Ltd.	3,699	30,924
Morningstar, Inc.	2,300	122,084
Nomura Holdings, Inc. - ADR	28,300	180,554
Sanders Morris Harris Group	1,832	13,282
TD Ameritrade Holding Corp.	7,100	134,829
Teton Advisors, Inc.	6	61
Westwood Holdings Group, Inc.	2,260	90,310
Total Securities, Commodity Contracts, and Other Financial Investments and Related Activities		1,447,955

Specialty Trade Contractors - 0.2%
Lafarge SA	2,100	131,669
Support Activities for Mining - 0.2%
Dawson Geophysical Co.	317	10,112
Exterran Holdings, Inc.	4,300	102,985
Seahawk Drilling, Inc.	1,246	11,152
Total Support Activities for Mining		124,249

Support Activities for Transportation - 0.2%
Expeditors International of Washington, Inc.	2,900	158,340
Telecommunications - 2.2%
AboveNet, Inc.	1,606	93,887
Atlantic Tele-Network, Inc.	1,227	47,043
Aviat Networks, Inc.	11,999	60,835
China Unicom Hong Kong Ltd. - ADR	8,700	123,975
DigitalGlobe, Inc.	3,355	106,387
DISH Network Corp. - Class A	11,590	227,859
NII Holdings, Inc.	3,500	156,310
Portugal Telecom SGPS SA	9,300	104,144
SAVVIS, Inc.	2,155	54,996
Telefonica SA - ADR	820	56,104
Telefonos de Mexico SAB de CV - ADR	13,930	224,830
Vallourec SA	1,400	147,048
Verizon Communications, Inc.	2,360	84,441
Total Telecommunications		1,487,859

Transportation Equipment Manufacturing - 3.3%
Aerovironment, Inc.	4,122	110,593
Federal Signal Corp.	14,726	101,020
FreightCar America, Inc.	3,806	110,146
GenCorp, Inc.	5,441	28,130
General Dynamics Corp.	1,710	121,342
Hitachi Construction Machinery Co. Ltd.	5,400	129,430
Johnson Controls, Inc.	11,600	443,120
Northrop Grumman Corp.	7,300	472,894
PACCAR, Inc.	3,320	190,634
PMFG, Inc.	6,381	104,648
Toyota Motor Corp. - ADR	2,960	232,745
Wabtec Corp.	3,000	158,670
Total Transportation Equipment Manufacturing		2,203,372

Truck Transportation - 0.4%
Arkansas Best Corp.	6,170	169,181
Heartland Express, Inc.	6,270	100,446
Total Truck Transportation		269,627

Utilities - 3.3%
Aqua America, Inc.	6,000	134,880
DPL, Inc.	5,300	136,263
E.on AG	4,100	125,658
EDF SA	2,900	118,952
EDP Renovaveis SA	16,600	96,206
Electric Power Development Co. Ltd.	4,300	134,895
EnerNOC, Inc.	1,135	27,138
Exelon Corp.	4,580	190,711
International Power PLC	21,800	148,732
Korea Electric Power Corp. - ADR	9,800	132,398
MDU Resources Group, Inc.	14,000	283,780
Otter Tail Corp.	5,018	113,106
Pico Holdings, Inc.	3,141	99,884
Pike Electric Corp.	3,957	33,951
The Tokyo Electric Power Co., Inc.	5,400	131,891
TransAlta Corp.	6,000	127,627
Veolia Environment SA	4,600	134,435
Total Utilities		2,170,507

Waste Management and Remediation Services - 0.5%
Clean Harbors, Inc.	2,150	180,772
Republic Services, Inc.	4,410	131,683
Total Waste Management and Remediation Services		312,455

Water Transportation - 0.3%
General Maritime Corp.	4,255	13,829
Overseas Shipholding Group, Inc.	5,071	179,615
Total Water Transportation		193,444

Wholesale Electronic Markets and Agents and Brokers - 0.2%
Genuine Parts Co.	3,000	154,020
Wood Product Manufacturing - 0.0%
Louisiana-Pacific Corp.	1,268	11,995
TOTAL COMMON STOCKS (Proceeds $46,699,537)		52,178,626

EXCHANGE TRADED FUNDS - 1.0%
iShares Dow Jones US Technology Sector Index Fund	3,260	209,879
iShares Russell 2000 Index Fund	1,440	112,651
Powershares QQQ	1,140	62,096
SPDR S&P 500 ETF Trust	900	113,202
SPDR S&P Metals & Mining ETF	2,450	168,511
TOTAL EXCHANGE TRADED FUNDS (Proceeds $608,740)		666,339

Total Securities Sold Short (Proceeds $47,308,277) - 79.1%		$52,844,965

The accompanying notes are an integral part of these financial statements.

The UFT has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolio's net assets as of December 31, 2010:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$53,569,433	$—	$—	$53,569,433
Preferred Stock	132,055	—	—	132,055
Exchange Traded Funds	239,257	—	—	239,257
Repurchase Agreements	—	12,360,195	—	12,360,195
Total Investments in Securities	$53,940,745	$12,360,195	$—	$66,300,940

Securities Sold Short
Common Stocks	$(52,178,626)	$—	$—	$(52,178,626)
Exchange Traded Funds	(666,339)	—	—	(666,339)
Total Securities Sold Short	$(52,844,965)	$—	$—	$(52,844,965)

There were no transfers into or out of Level 1 or Level 2 during the period.

Transfers between levels are recognized at the end of the reporting period.

Underlying Funds Trust
Relative Value
Schedule of Investments
December 31, 2010
		Fair
	Shares	Value
COMMON STOCKS - 7.1%
Construction of Buildings - 0.0%
Dayton Superior Corp. (a)	2,804	$0
Machinery Manufacturing - 0.2%
Luxfer (a) (l)	23,050	116,499
Paper Manufacturing - 0.7%
AbitibiBowater, Inc. (a)	22,118	523,533
Transportation Equipment Manufacturing - 6.2%
Dura Automotive Systems, Inc. (Acquired 06/25/2008 through 06/25/2009, Cost $2,328,446) (a) (k) (l)	9,420	4,595,090
TOTAL COMMON STOCKS (Cost $3,165,233)		$5,235,122

CONVERTIBLE PREFERRED STOCKS - 0.3%
Insurance Carriers and Related Activities - 0.3%
Hartford Financial Services Group, Inc.	10,000	256,100
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $243,910)		$256,100

PREFERRED STOCKS - 0.6%
Construction of Buildings - 0.6%
Dayton Superior Corp. Preferred Units (a) (l)	3,115	454,916
TOTAL PREFERRED STOCKS (Cost $454,916)		$454,916

	Principal
	Amount
ASSET BACKED SECURITIES - 1.2%
Bear Stearns Asset Backed Securities Trust
Series 2007-HE4 Class 1A1, 0.381%, 05/25/2037 (c)	$62,372	59,333
Chase Funding Mortgage Loan Asset-Backed Certificates
Series 2002-4 Class 1A6, 4.515%, 02/25/2014	90,413	90,792
Credit-Based Asset Servicing and Securitization LLC
Series 2006-CB2 Class AF2, 5.501%, 12/25/2036	84,748	59,733
Equity One ABS, Inc.
Series 2002-4 Class B, 5.909%, 02/25/2033	22,601	9,261
First Franklin Mortgage Loan Asset Backed Certificates
Series 2005-FF9 Class A3, 0.541%, 10/25/2035 (c)	147,466	144,194
GSAMP Trust
Series 2005-WMC2 Class A2B, 0.521%, 11/25/2035 (c)	18,894	18,869
Series 2007-HE2 Class A2A, 0.381%, 03/25/2037 (c)	107,986	102,248
Indymac Manufactured Housing Contract
Series 1998-2 Class A4, 6.640%, 12/25/2027	97,347	94,097
Morgan Stanley Capital, Inc.
Series 2007-HE1 Class A2A, 0.311%, 11/25/2036 (c)	7,661	7,650
Residential Asset Securities Corp.
Series 2005-KS10 Class 1A2, 0.511%, 11/25/2035 (c)	117,733	113,918
Securitized Asset Backed Receivables LLC Trust
Series 2005-FR3 Class M1, 0.731%, 04/25/2035 (c)	208,524	198,576
Structured Asset Securities Corp.
Series 2005-WF3 Class B1, 2.761%, 07/25/2035 (Acquired 06/24/2010, Cost $18,572) (c) (k)	130,009	3,953
TOTAL ASSET BACKED SECURITIES (Cost $912,907)		$902,624

MORTGAGE BACKED SECURITIES - 7.3%
Banc of America Alternative Loan Trust
Series 2006-3 Class 2CB1, 6.000%, 04/25/2036	299,316	257,309
Bear Stearns Commercial Mortgage Securities
Series 2007- PW 17 Class A-4, 5.694%, 06/11/2050 (c)	740,000	784,473
Credit Suisse Mortgage Capital Certificates
Series 2006-C3 Class A-3, 5.826%, 05/15/2016 (c)	700,000	756,740
Fannie Mae REMICS
Series 2010-105 Class IO, 5.000%, 08/25/2020	356,239	44,987
Fannie Mae Interest Strip
Series 343 Class 2, 4.500%, 10/01/2033 (g)	175,669	32,763
Series 356 Class 19, 6.000%, 12/01/2034 (g)	74,740	12,876
Fannie Mae REMICS
Series 2008-86 Class IO, 4.500%, 03/25/2023	455,455	47,267
Series 2004-66 Class SE Class SE, 6.239%, 09/25/2034 (c)	219,198	35,810
Series 2006-101 Class SE, 6.989%, 10/25/2036 (c)	163,605	26,060
Freddie Mac REMICS
Series 3685 Class EI, 5.000%, 03/15/2019	524,816	53,691
Series 3153 Class JI, 6.360%, 05/15/2036 (c)	336,316	54,020
Series 3560 Class KS, 6.140%, 11/15/2036 (c)	163,507	28,766
Series 3721 Class SA, 4.240%, 09/15/2040 (c)	469,116	44,602
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2007-CB18 Class A4, 5.440%, 01/12/2017	1,000,000	1,047,931
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-8 Class A3, 5.965%, 07/02/2017 (c)	750,000	807,173
Terwin Mortgage Trust
Series 2007-QHL1, 0.383%, 10/13/2038 (Acquired 10/22/2007, Cost $529,354) (e) (k) (l)	549,687	108,449
Wachovia Bank Commercial Mortgage Trust
Series 2006-C29 Class A4, 5.308%, 11/15/2048	610,000	647,409
WaMu Mortgage Pass Through Certificates
Series 2005-AR1 Class A2A1, 0.601%, 01/25/2045 (c)	419,412	339,432
Series 2007-OA2 Class 1A, 1.028%, 03/25/2047 (c)	357,729	220,226
TOTAL MORTGAGE BACKED SECURITIES (Cost $5,540,624)		$5,349,984

CONVERTIBLE BONDS - 31.9%
Accommodation - 2.3%
Gaylord Entertainment Co.
3.750%, 10/01/2014 (Acquired 10/28/2009 through 12/10/2009, Cost $478,955) (b)	500,000	728,750
MGM Resorts International
4.250%, 04/15/2015 (Acquired 04/15/2010 through 11/15/2010, Cost $631,046) (b)	620,000	678,900
Morgans Hotel Group Co.
2.375%, 10/15/2014	300,000	249,750
Total Accommodation		1,657,400

Air Transportation - 0.7%
AMR Corp.
6.250%, 10/15/2014	225,000	254,812
United Continental Holdings, Inc.
5.000%, 02/01/2021	250,000	235,625
Total Air Transportation		490,437

Animal Production - 0.8%
Tyson Foods, Inc.
3.250%, 10/15/2013	500,000	613,125
Chemical Manufacturing - 2.2%
Alere, Inc.
3.000%, 05/15/2016	700,000	741,124
Salix Pharmaceuticals Ltd.
2.750%, 05/15/2015	500,000	636,875
Teva Pharmaceutical Finance Co. BV
1.750%, 02/01/2026	200,000	219,250
Total Chemical Manufacturing		1,597,249

Computer and Electronic Product Manufacturing - 9.5%
EMC Corp./Massachusetts
1.750%, 12/01/2013	500,000	753,124
Finisar Corp.
5.000%, 10/15/2029	115,000	331,919
Hologic Inc
2.000%, 12/15/2037	500,000	522,500
Hutchinson Technology, Inc.
3.250%, 01/15/2026	761,000	545,066
Microchip Technology, Inc.
2.125%, 12/15/2037	250,000	305,938
Micron Technology, Inc.
1.875%, 06/01/2014	500,000	472,500
ON Semiconductor Corp.
2.625%, 12/15/2026	500,000	585,625
Quantum Corp.
3.500%, 11/15/2015 (Acquired 11/10/2010, Cost $364,533) (b)	350,000	385,875
SanDisk Corp.
1.500%, 08/15/2017	500,000	564,375
Triumph Group, Inc.
2.625%, 10/01/2026	500,000	835,625
Vishay Intertechnology, Inc.
2.250%, 11/15/2040 (Acquired 11/04/2010, Cost $500,000) (b)	500,000	586,250
Volcano Corp.
2.875%, 09/01/2015	500,000	577,500
Xilinx, Inc.
3.125%, 03/15/2037	500,000	520,000
Total Computer and Electronic Product Manufacturing		6,986,297

Construction of Buildings - 0.8%
D.R. Horton, Inc.
2.000%, 05/15/2014	500,000	565,000
Electrical Equipment, Appliance, and Component Manufacturing - 1.8%
Ciena Corp.
4.000%, 03/15/2015 (Acquired 03/25/2010 through 04/08/2010, Cost $417,937) (b)	400,000	501,000
0.875%, 06/15/2017	750,000	615,000
Greatbatch, Inc.
2.250%, 06/15/2013	250,000	243,750
Total Electrical Equipment, Appliance, and Component Manufacturing		1,359,750

Machinery Manufacturing - 0.4%
Cameron International Corp.
2.500%, 06/15/2026	220,000	319,550
Mining (except Oil and Gas) - 1.3%
International Coal Group, Inc.
4.000%, 04/01/2017	250,000	381,250
James River Coal Co.
4.500%, 12/01/2015 (Acquired 08/19/2010, Cost $492,106) (b)	500,000	605,000
Total Mining (except Oil and Gas)		986,250

Miscellaneous Manufacturing - 0.9%
HeartWare International, Inc.
3.500%, 12/15/2017	90,000	99,338
International Game Technology
3.250%, 05/01/2014	500,000	576,875
Total Miscellaneous Manufacturing		676,213

Miscellaneous Store Retailers - 0.6%
Sotheby's
3.125%, 06/15/2013	290,000	419,413
Motor Vehicle and Parts Dealers - 1.2%
Group 1 Automotive, Inc.
3.000%, 03/15/2020 (Acquired 03/17/2010 through 04/28/2010, Cost $343,205) (b)	335,000	416,656
Penske Automotive Group, Inc.
3.500%, 04/01/2026	500,000	502,500
Total Motor Vehicle and Parts Dealers		919,156

Oil and Gas Extraction - 0.6%
GMX Resources, Inc.
5.000%, 02/01/2013	500,000	421,250
Primary Metal Manufacturing - 0.4%
Steel Dynamics, Inc.
5.125%, 06/15/2014	250,000	316,875
Professional, Scientific, and Technical Services - 3.1%
Alliance Data Systems Corp.
1.750%, 08/01/2013	585,000	627,413
CSG Systems International, Inc.
3.000%, 03/01/2017 (Acquired 09/17/2010 through 10/06/2010, Cost $510,011) (b)	500,000	508,750
GSI Commerce, Inc.
2.500%, 06/01/2027	250,000	271,563
Ixia
3.000%, 12/15/2015 (Acquired 12/01/2010 through 12/09/2010, Cost $829,079) (b)	780,000	866,774
Total Professional, Scientific, and Technical Services		2,274,500

Rental and Leasing Services - 0.8%
Avis Budget Group, Inc.
3.500%, 10/01/2014	500,000	597,500
Support Activities for Mining - 0.7%
Newpark Resources, Inc.
4.000%, 10/01/2017	550,000	494,313
Telecommunications - 1.8%
Liberty Global, Inc.
4.500%, 11/15/2016	400,000	594,000
SBA Communications Corp.
4.000%, 10/01/2014	500,000	742,500
Total Telecommunications		1,336,500

Transportation Equipment Manufacturing - 2.0%
Navistar International Corp.
3.000%, 10/15/2014	525,000	700,875
Standard Motor Products, Inc.
15.000%, 04/15/2011 (l)	780,000	795,032
Total Transportation Equipment Manufacturing		1,495,907

TOTAL CONVERTIBLE BONDS (Cost $20,915,533)		$23,526,685

CORPORATE BONDS - 44.5%
Accommodation - 5.3%
American Casino & Entertainment Properties LLC
11.000%, 06/15/2014	500,000	507,500
Circus & Eldorado Joint Venture/Silver Legacy Capital Corp.
10.125%, 03/01/2012	500,000	480,625
Inn of the Mountain Gods Resort & Casino
12.000%, 11/15/2010 (i)	1,050,000	547,313
MGM Resorts International
6.750%, 09/01/2012	500,000	497,500
6.750%, 04/01/2013	500,000	497,000
Mohegan Tribal Gaming Authority
8.000%, 04/01/2012	600,000	501,000
The River Rock Entertainment Authority
9.750%, 11/01/2011	950,000	847,875
Total Accommodation		3,878,813

Administrative and Support Services - 1.7%
Expedia, Inc.
5.950%, 08/15/2020	300,000	301,500
Morris Publishing Group LLC
10.000%, 09/01/2014	986,302	959,179
Total Administrative and Support Services		1,260,679

Air Transportation - 1.8%
American Airlines 2001-01 Pass Through Trust
6.817%, 05/23/2011	400,000	403,800
AMR Corp.
9.000%, 08/01/2012	120,000	121,200
Delta Air Lines 2010-2 Class A Pass Through Trust
4.950%, 05/23/2019	300,000	301,125
US Airways Group, Inc.
6.250%, 04/22/2023	500,000	497,500
Total Air Transportation		1,323,625

Apparel Manufacturing - 1.8%
Hanesbrands, Inc.
6.375%, 12/15/2020 (Acquired 11/04/2010 through 12/09/2010, Cost $980,080) (b)	1,000,000	950,000
Rafaella Apparel Group, Inc.
11.250%, 06/15/2011	506,000	364,320
Total Apparel Manufacturing		1,314,320

Broadcasting (except Internet) - 0.7%
Satelites Mexicanos SA de CV
9.053%, 11/30/2011 (c)	500,000	487,500
Chemical Manufacturing - 1.8%
Mylan, Inc.
6.000%, 11/15/2018 (Acquired 11/09/2010, Cost $639,925) (b)	650,000	638,624
The Dow Chemical Co.
8.550%, 05/15/2019	250,000	313,312
Valeant Pharmaceuticals International
6.875%, 12/01/2018 (Acquired 11/18/2010, Cost $421,770) (b)	425,000	421,813
Total Chemical Manufacturing		1,373,749

Credit Intermediation and Related Activities - 7.1%
American General Finance Corp.
5.375%, 10/01/2012	250,000	236,250
Bank of America Corp.
7.625%, 06/01/2019	250,000	287,859
5.875%, 01/05/2021	100,000	103,461
Citigroup, Inc.
5.375%, 08/09/2020	200,000	207,801
Discover Financial Services
6.450%, 06/12/2017	55,000	57,266
Emigrant Bancorp, Inc.
6.250%, 06/15/2014 (Acquired 04/21/2010 through 05/19/2010, Cost $619,406) (b)	750,000	622,031
Ford Motor Credit Co. LLC
5.625%, 09/15/2015	500,000	517,741
6.625%, 08/15/2017	500,000	525,496
International Lease Finance Corp.
8.625%, 09/15/2015 (Acquired 06/24/2010, Cost $236,290) (b)	250,000	268,750
8.250%, 12/15/2020	500,000	515,000
KKR Group Finance Co.
6.375%, 09/29/2020 (Acquired 09/22/2010, Cost $298,752) (b)	300,000	298,718
Macquarie Group Ltd.
7.625%, 08/13/2019 (Acquired 06/24/2010, Cost $315,355) (b)	285,000	310,693
Signature Group Holdings, Inc.
9.000%, 12/31/2016	870,280	757,144
SLM Corp.
8.000%, 03/25/2020	250,000	253,476
The Royal Bank of Scotland PLC
4.875%, 03/16/2015	260,000	265,960
Total Credit Intermediation and Related Activities		5,227,646

Data Processing, Hosting and Related Services - 0.6%
First Data Corp.
9.875%, 09/24/2015	500,000	476,250
Fabricated Metal Product Manufacturing - 0.6%
Ball Corp.
5.750%, 05/15/2021	425,000	411,188
Food Manufacturing - 1.6%
AmeriQual Group LLC and AmeriQual Finance Corp.
9.000%, 04/01/2012 (Acquired 08/05/2010 through 11/03/2010, Cost $1,035,006) (b)	1,050,000	1,029,000
Winterhaven Finance
9.000%, 06/30/2015 (i) (l)	722,304	169,741
Total Food Manufacturing		1,198,741

Food Services and Drinking Places - 0.5%
Real Mex Restaurants, Inc.
14.000%, 01/01/2013	375,000	390,000
Health and Personal Care Stores - 1.3%
Interdent Service Corp.
10.750%, 12/15/2011	1,000,000	987,500
Heavy and Civil Engineering Construction - 0.7%
CMA CGM SA
7.250%, 02/01/2013 (Acquired 11/03/2010, Cost $474,198) (b)	500,000	499,893
Hospitals - 2.1%
HCA, Inc.
6.300%, 10/01/2012	1,500,000	1,533,750
Insurance Carriers and Related Activities - 0.8%
American International Group, Inc.
6.400%, 12/15/2020 (Acquired 11/30/2010, Cost $264,314) (b)	265,000	278,040
MetLife, Inc.
6.400%, 12/15/2036	125,000	117,500
Protective Life Corp.
8.450%, 10/15/2039	165,000	177,323
Total Insurance Carriers and Related Activities		572,863

Mining (except Oil and Gas) - 2.5%
Coalcorp Mining, Inc.
12.000%, 08/31/2011 (l)	770,000	762,300
Frontera Copper Corp.
10.000%, 09/30/2013 (l)	CAD 1,209,000	1,057,860
Total Mining (except Oil and Gas)		1,820,160

Miscellaneous Manufacturing - 0.5%
Boston Scientific Corp.
6.000%, 01/15/2020	$375,000	390,900
Paper Manufacturing - 1.2%
Caraustar Industries, Inc.
10.000%, 08/15/2014 (l)	700,000	672,000
Georgia-Pacific LLC
5.400%, 11/01/2020 (Acquired 10/27/2010, Cost $248,533) (b)	250,000	247,170
Total Paper Manufacturing		919,170

Petroleum and Coal Products Manufacturing - 2.8%
Alon Refining Krotz Springs, Inc.
13.500%, 10/15/2014	500,000	480,000
United Refining Co.
10.500%, 08/15/2012	730,000	715,400
Western Refining, Inc.
10.750%, 06/15/2014 (Acquired 04/19/2010 through 05/12/2010, Cost $800,562) (b) (c)	845,000	899,924
Total Petroleum and Coal Products Manufacturing		2,095,324

Plastics and Rubber Products Manufacturing - 0.6%
The Goodyear Tire & Rubber Co.
8.250%, 08/15/2020	400,000	414,000
Primary Metal Manufacturing - 1.6%
Alcoa, Inc.
6.750%, 07/15/2018	250,000	272,398
AmeriCast Technologies, Inc.
11.000%, 12/01/2014 (Acquired 01/26/2010 through 02/04/2010, Cost $582,441) (b)	605,000	636,763
Asia Aluminum Holdings Ltd.
8.000%, 12/23/2011 (i)	25,000	3
Wolverine Tube, Inc.
15.000%, 03/31/2012 (i) (l)	808,527	282,984
Total Primary Metal Manufacturing		1,192,148

Publishing Industries (except Internet) - 1.3%
The Sheridan Group, Inc.
10.250%, 08/15/2011	1,000,000	985,000
Real Estate - 0.3%
Vornado Realty LP
4.250%, 04/01/2015	200,000	201,901
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.1%
The NASDAQ OMX Group, Inc.
5.250%, 01/16/2018	75,000	75,656
Sporting Goods, Hobby, Book, and Music Stores - 1.8%
HTM Sport & Freizeitgerate
8.500%, 02/01/2014	EUR 500,000	601,338
Nebraska Book Co., Inc.
10.000%, 12/01/2011	$750,000	746,250
Total Sporting Goods, Hobby, Book, and Music Stores		1,347,588
Support Activities for Mining - 0.2%
Pride International, Inc.
6.875%, 08/15/2020	125,000	129,688
Telecommunications - 1.7%
Muzak LLC
15.000%, 07/31/2014	514,583	409,093
Primus Telecommunications Holding, Inc.
13.000%, 12/15/2016 (Acquired 03/29/2010, Cost $502,359) (b)	500,000	542,500
13.000%, 12/15/2016 (Acquired 03/25/2010, Cost $251,769) (b) (l)	250,000	271,250
Total Telecommunications		1,222,843

Textile Mills - 0.1%
Industrias Unidas SA
8.750%, 03/26/2049 (i) (l)	64,000	53,760
Waste Management and Remediation Services - 0.4%
Covanta Holding Corp.
3.250%, 06/01/2014	250,000	297,500
Water Transportation - 1.0%
Ultrapetrol Bahamas Ltd.
9.000%, 11/24/2014	750,000	759,375
TOTAL CORPORATE BONDS (Cost $32,941,300)		$32,841,530

US GOVERNMENT AGENCY ISSUE - 9.0%
Fannie Mae 15 year TBA
3.500%, 01/15/2026 (h)	6,000,000	6,041,250
Freddie Mac Discount Notes
0.220%, 03/15/2011 (e) (j)	575,000	574,743
TOTAL US GOVERNMENT AGENCY ISSUE (Cost $6,641,306)		$6,615,993

	Shares
ESCROW NOTES - 0.0%
AbitibiBowater, Inc. Escrow (Acquired 12/22/2010, Cost $0) (a) (b)	531,000	0
TOTAL ESCROW NOTES (Cost $0)		$0

OTHER SECURITIES - 2.6%
Lehman Swap Termination Claim (a) (f) (l)	2,031,150	893,706
PTMH Halcyon (Acquired 02/10/2010, Cost $981,376) (a) (k) (l)	9,398	939,831

	Principal
	Amount
SlavInvestBank Loan Participation Notes
12/21/2011, 9.88% (l)	$67,431	56,305
		$1,889,842

Total Investments (Cost $72,758,241) - 104.5%		$77,072,796

	Principal
REPURCHASE AGREEMENTS - 4.3%	Amount
J.P. Morgan
0.081%, dated 12/31/2010, due 1/3/2011
repurchase price $3,164,417 (d)	$3,164,397	3,164,397
TOTAL REPURCHASE AGREEMENTS (Cost $3,164,397)		$3,164,397

Liabilities in Excess of Other Assets - (8.8)%		(6,440,402)
TOTAL NET ASSETS - 100.0%		$73,796,791

Percentages are stated as a percent of net assets.

CAD	Canadian Dollar
EUR	Euro

(a)	Non-income producing.
(b)
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid.  Purchased in private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.  At December 31, 2010, the market value of these securities total $13,193,124 which represents 17.9% of total net assets.

(c)	Variable Rate Security. The rate shown represents the rate at December 31, 2010.
(d)	Collateralized by U.S. Treasury Notes with a market value of $3,227,687.
(e)	Zero coupon bond. Effective yield is listed.
(f)	Represents swap termination claims from the Lehman bankruptcy.
(g)	Represents an interest only security that entitles holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgages. A rapid (slow) rate of principal repayments may have a adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgage. Interest rate disclosed represents the coupon rate of the underlying mortage at
December 31, 2010.
(h)	When-issued security. As of December 31, 2010, the cost of this security totaled $6,066,563.
(i)	Default or other conditions exist and security is not presently accruing income.
(j)	All or a portion of the shares have been committed as collateral for futures.
(k)
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be illiquid.  Purchased in private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.  At December 31, 2010, the market value of these securities total $5,647,323 which represents 7.7% of total net assets.

(l)	Security classified as Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments).
At December 31, 2010, the market value of these securities total $11,229,723 which represents 15.2% of total net assets.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Relative Value
Schedule of Securities Sold Short
December 31, 2010
		Fair
	Shares	Value
COMMON STOCKS - 13.2%
Accommodation - 0.7%
Gaylord Entertainment Co.	6,800	$244,392
MGM Resorts International	19,000	282,150
Total Accommodation		526,542

Air Transportation - 0.2%
AMR Corp.	15,000	116,850
Animal Production - 0.6%
Tyson Foods, Inc. - Class A	25,000	430,500
Chemical Manufacturing - 1.1%
Alere, Inc.	8,900	325,740
Salix Pharmaceuticals Ltd.	8,600	403,856
Teva Pharmaceutical Industries Ltd. - ADR	2,000	104,260
Total Chemical Manufacturing		833,856

Computer and Electronic Product Manufacturing - 4.9%
EMC Corp./Massachusetts	17,500	400,750
Finisar Corp.	7,500	222,675
Hologic, Inc.	5,400	101,628
Microchip Technology, Inc.	2,500	85,525
Micron Technology, Inc.	14,300	114,686
ON Semiconductor Corp.	31,000	306,280
Quantum Corp.	60,600	225,432
SanDisk Corp.	8,000	398,880
Triumph Group, Inc.	7,300	652,693
Vishay Intertechnology, Inc.	33,100	485,908
Volcano Corp.	9,500	259,445
Xilinx, Inc.	11,800	341,964
Total Computer and Electronic Product Manufacturing		3,595,866

Construction of Buildings - 0.3%
D.R. Horton, Inc.	18,000	214,740
Electrical Equipment, Appliance, and Component Manufacturing - 0.5%
Ciena Corp.	18,000	378,900
Insurance Carriers and Related Activities - 0.2%
Hartford Financial Services Group, Inc.	5,000	132,450
Machinery Manufacturing - 0.2%
Cameron International Corp.	3,000	152,190
Mining (except Oil and Gas) - 0.5%
James River Coal Co.	15,500	392,615
Miscellaneous Manufacturing - 0.2%
International Game Technology	9,500	168,055
Motor Vehicle and Parts Dealers - 0.2%
Group 1 Automotive, Inc.	2,000	83,520
Penske Automotive Group, Inc.	2,000	34,840
Total Motor Vehicle and Parts Dealers		118,360

Primary Metal Manufacturing - 0.1%
Steel Dynamics, Inc.	3,700	67,710
Professional, Scientific, and Technical Services - 1.3%
Alliance Data Systems Corp.	3,500	248,605
CSG Systems International, Inc.	9,400	178,036
GSI Commerce, Inc.	5,000	116,000
Ixia	22,807	382,701
Total Professional, Scientific, and Technical Services		925,342

Rental and Leasing Services - 0.3%
Avis Budget Group, Inc.	15,000	233,400
Support Activities for Mining - 0.2%
Newpark Resources, Inc.	29,000	178,640
Telecommunications - 0.8%
Liberty Global, Inc.	12,800	452,864
SBA Communications Corp. - Class A	4,000	163,760
Total Telecommunications		616,624

Transportation Equipment Manufacturing - 0.7%
Navistar International Corp.	9,000	521,190
Waste Management and Remediation Services - 0.2%
Covanta Holding Corp.	9,500	163,305
TOTAL COMMON STOCKS (Proceeds $8,209,421)		$9,767,135

EXCHANGE TRADED FUNDS - 4.3%
iShares Barclays 20+ Year Treasury Bond Fund	4,500	423,540
iShares Russell 2000 Index Fund	35,000	2,738,050
TOTAL EXCHANGE TRADED FUNDS (Proceeds $2,775,247)		$3,161,590

Total Securities Sold Short (Proceeds $10,984,668) - 17.5%		$12,928,725

ADR	American Depository Receipt

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Relative Value
Schedule of Future Contracts
December 31, 2010

		Unrealized Appreciation/
	Contracts	(Depreciation)
FUTURES CONTRACTS PURCHASED
U.S. Treasury 10 Year Note Futures Contract, Expiring March 2011
(underlying Face Amount at Market Value $4,937,938)	41	$(14,195)
U.S. Treasury 5 Year Note Futures Contract, Expiring March 2011
(underlying Face Amount at Market Value $5,768,219)	49	(109,443)
TOTAL FUTURES CONTRACTS PURCHASED		$(123,638)

SHORT FUTURES CONTRACTS
10-Year Swap Futures Contract, Expiring March 2011
(underlying Face Amount at Market Value $7,828,125)	75	$165,047
Eurodollar 90 Day Futures Contract, Expiring December 2011
(underlying Face Amount at Market Value $7,197,075)	29	(33,750)
Eurodollar 90 Day Futures Contract, Expiring December 2012
(underlying Face Amount at Market Value $2,700,913)	11	(14,575)
Eurodollar 90 Day Futures Contract, Expiring December 2013
(underlying Face Amount at Market Value $2,427,875)	10	(8,750)
Eurodollar 90 Day Futures Contract, Expiring June 2012
(underlying Face Amount at Market Value $2,469,500)	10	3,350
Eurodollar 90 Day Futures Contract, Expiring June 2013
(underlying Face Amount at Market Value $5,126,625)	21	(22,575)
Eurodollar 90 Day Futures Contract, Expiring March 2012
(underlying Face Amount at Market Value $7,181,125)	29	(30,663)
Eurodollar 90 Day Futures Contract, Expiring March 2013
(underlying Face Amount at Market Value $2,693,213)	11	(13,063)
Eurodollar 90 Day Futures Contract, Expiring September 2012
(underlying Face Amount at Market Value $2,462,625)	10	6,725
Eurodollar 90 Day Futures Contract, Expiring September 2013
(underlying Face Amount at Market Value $2,677,950)	11	(10,587)
Eurodollar 90day Futures Contract, Expiring March 2014
(underlying Face Amount at Market Value $1,211,063)	5	(3,750)
U.S. Treasury 2 Year Note Futures Contract, Expiring March 2011
(underlying Face Amount at Market Value $16,199,063)	74	10,221
U.S. Treasury 5 Year Note Futures Contract, Expiring March 2011
(underlying Face Amount at Market Value $6,900,000)	64	107,324
TOTAL SHORT FUTURES CONTRACTS		$154,954

TOTAL FUTURES CONTRACTS		$31,316

The UFT has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolio's net assets as of December 31, 2010:

Description	Level 1	Level 2	Level 3		Total
Common Stocks	$523,533	$—	$4,711,589	(1)	$5,235,122
Convertible Preferred Stocks	256,100	—	—		256,100
Preferred Stocks	—	—	454,916		454,916
Asset Backed Securities	—	902,624	—		902,624
Mortgage Backed Securities	—	5,241,535	108,449		5,349,984
Convertible Bonds	—	22,731,653	795,032		23,526,685
Corporate Bonds	—	29,571,635	3,269,895		32,841,530
U.S. Government Agency Issues	—	6,615,993	—		6,615,993
Other Securities	—	—	1,889,842		1,889,842
Repurchase Agreements	—	3,164,397	—		3,164,397
Total Investments in Long Securities	$779,633	$68,227,837	$11,229,723		$80,237,193

Securities Sold Short:
Common Stocks	$(9,767,135)	$—	$—		$(9,767,135)
Exchange Traded Funds	(3,161,590)	—	—		(3,161,590)
Total Securities Sold Short	$(12,928,725)	$—	$—		$(12,928,725)

Other Financial Instruments*
Futures Contracts Purchased	$(123,638)	$—	$—		$(123,638)
Short Futures Contracts	154,954	—	—		154,954
Total Futures Contracts	$31,316	$—	$—		$31,316

(1) The Common Stocks Level 3 balance consists of the market value of the associated Level 3 investments in the following industries:
Machinery Manufacturing	$ 116,499
Transportation Equipment Manufacturing	4,595,090
$ 4,711,589

There were no transfers into or out of Level 1 during the period.

Transfers into Level 2	$ 987,500
Transfers out of Level 2	(1,057,860)
Net transfers in and/or out of Level 2	$ (70,360)
Transfers were made into Level 2 from Level 3 due to securities being priced with broker quotes in an active market.
Transfers were made out of Level 2 into Level 3 due to securities being priced with estimates versus being priced with broker quotes in an active market.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Investments in Securities, at value
Balance as of December 31, 2009	$ 8,168,883
Accrued discounts/premiums	52,472
Realized gain (loss)	(6,854,427)
Change in unrealized appreciation	6,752,140
Purchases	6,584,527
(Sales)	(3,544,232)
Transfer in and/or out of Level 3	70,360
Balance as of December 31, 2010	$ 11,229,723

Change in unrealized appreciation/depreciation during the period for level 3 investments held at December 31, 2010	$ 2,323,538

Transfers between levels are recognized at the end of the reporting period.

Relative Value
Statement of Assets and Liabilities
Fair Values of derivative instruments as of December 31, 2010:
	Assets		Liabilities
Derivatives	Description	Fair Value	Description	Fair Value
Interest Rate Contracts:
Futures contracts	Receivable for variation margin on futures*	$292,667	Payable for variation margin on futures*	$261,351
Total		$292,667		$261,351

* Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Futures Contracts.
Only the current day's variation margin is reported in the Statement of Assets and Liabilities.

Statement of Operations

The effect of derivative instruments on the Statement of Operations for period ended December 31, 2010:
Amount of Realized Gain (Loss) on Derivatives
Derivatives
Interest Rate Contracts:
Futures contracts	$9,866
Total	$9,866

Change in Unrealized Appreciation (Depreciation) on Derivatives
Derivatives
Interest Rate Contracts:
Futures contracts	$31,316
Total	$31,316

Underlying Funds Trust
Statements of Assets and Liabilities
December 31, 2010

	Event Driven	Long/Short Equity	Market Neutral Equity	Relative Value
Assets:
Unaffiliated Issuers, at value
(cost $66,027,735, $64,797,195, $43,895,888, $72,758,241)	$75,047,445	$69,539,243	$53,940,745	$77,072,796
Affiliated Issuers, at value
(cost $407,533, $0, $0, $0)	538,251	—	—	—
Repurchase Agreements
(cost $8,784,424, $18,750,663, $12,360,195, $3,164,397)	8,784,424	18,750,663	12,360,195	3,164,397
Foreign currency, at value (cost $196,211, $0, $4,784, $30,744)	208,488	—	4,868	30,963
Cash	—	—	—	68,875
Receivable for investments sold	1,646,161	3,596,940	387,623	—
Dividends and interest receivable	487,326	41,625	37,501	749,811
Deposits for short sales	6,884,039	26,077,592	53,417,416	11,975,381
Receivable for variation margin on futures	—	—	—	39,778
Total Assets	93,596,134	118,006,063	120,148,348	93,102,001

Liabilities:
Securities sold short, at value
(proceeds $7,307,076, $24,065,684, $47,308,277, $10,984,668)	7,847,345	25,334,033	52,844,965	12,928,725
Written option contracts, at value
(premiums received $182,232, $154,737, $0, $0)	243,703	81,268	—	—
Payable for investments purchased	3,095,216	2,962,939	260,177	6,077,063
Payable to broker for dividends and interest on securities sold short	20,006	24,354	52,339	4,811
Payable for variation margin on futures	—	—	—	110,247
Payable to Advisor	203,848	216,898	168,655	184,364
Payable to Custodian for cash overdraft	425,581	—	829	—
Total Liabilities	11,835,699	28,619,492	53,326,965	19,305,210

Net Assets	$81,760,435	$89,386,571	$66,821,383	$73,796,791

Net Assets Consist of:
Shares of beneficial interest	$105,899,650	$127,901,138	$69,254,196	$110,750,585
Undistributed net investment income (loss)	(283,795)	(128,568)	(33,718)	(278,657)
Accumulated net realized gain (loss)	(32,360,795)	(41,933,167)	(6,908,291)	(39,076,403)
Net unrealized appreciation (depreciation) on:
Unaffiliated investments	9,019,710	4,742,048	10,044,857	4,314,555
Affiliated investments	130,718	—	—	—
Foreign currency and foreign currency translation	(43,313)	—	1,027	(548)
Short positions	(540,269)	(1,268,349)	(5,536,688)	(1,944,057)
Futures contracts	—	—	—	31,316
Written option contracts	(61,471)	73,469	—	—
Total Net Assets	$81,760,435	$89,386,571	$66,821,383	$73,796,791

Shares outstanding (unlimited shares authorized, $0.001 par value)	9,635,066	14,100,047	7,951,360	8,683,164

Net asset value, offering and redemption price per share	$8.49	$6.34	$8.40	$8.50

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Operations

For the Year Ended December 31, 2010	Event Driven	Long/Short Equity	Market Neutral Equity	Relative Value
Investment Income:
Dividend income from unaffiliated issuers
(net of foreign withholding tax of $15,057, $9,449, $38,158, $0)	$416,943	$699,202	$985,306	$44,400
Interest income	2,900,919	15,416	—	3,769,098
Total Investment Income	3,317,862	714,618	985,306	3,813,498

Expenses:
Investment advisory fees (See Note 6)	1,869,070	1,921,666	1,521,438	1,466,202
Operating service fees (See Note 6)	373,859	384,342	304,287	293,240
Total operating expenses before dividends and interest on
short positions	2,242,929	2,306,008	1,825,725	1,759,442
Dividends and interest on short positions	217,726	495,360	1,030,563	271,468
Total Expenses	2,460,655	2,801,368	2,856,288	2,030,910

Net Investment Income	857,207	(2,086,750)	(1,870,982)	1,782,588

Realized and Unrealized Gain (Loss)
Realized gain (loss) on:
Investments in unaffiliated issuers	(302,138)	637,624	6,508,296	(7,853,376)
Investments in affiliated issuers	(5,100,191)	—	—	—
Foreign currency and foreign currency translation	(10,933)	(7,308)	(21,665)	(66,135)
Short positions	323,319	(4,159,515)	(8,628,656)	(1,615,452)
Futures Contracts	—	—	—	9,866
Written option contracts	1,907,929	1,679,343	—	—
Net Realized Gain (Loss)	(3,182,014)	(1,849,856)	(2,142,025)	(9,525,097)
Change in unrealized appreciation (depreciation) on:
Unaffiliated investments	7,826,745	1,870,845	5,525,647	16,678,942
Affiliated investments	6,566,784	—	—	—
Foreign currency and foreign currency translation	(76,047)	(658)	101	57,230
Short positions	(715,369)	(897,172)	(2,639,825)	(1,045,409)
Written option contracts	(71,888)	47,102	—	—
Futures contracts	—	—	—	31,316
Net Change in Unrealized Appreciation (Depreciation)	13,530,225	1,020,117	2,885,923	15,722,079
Net Realized and Unrealized Gain (Loss)	10,348,211	(829,739)	743,898	6,196,982

Net Increase (Decrease) in Net Assets Resulting from Operations	$11,205,418	$(2,916,489)	$(1,127,084)	$7,979,570

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Changes in Net Assets

	Event Driven	Long/Short Equity	Market Neutral Equity	Relative Value

Net Assets, December 31, 2008	$43,228,716	$22,271,675	$41,762,497	$45,530,034
2009:
Operations:
Net investment income (loss)	1,575,113	(711,427)	(1,278,635)	3,879,610
Net realized gain (loss)	(16,691,535)	1,088,697	3,907,134	(19,341,655)
Change in unrealized appreciation (depreciation)	32,836,156	701,722	(7,260,876)	30,618,517
Net Increase (Decrease) in Net Assets Resulting from Operations	17,719,734	1,078,992	(4,632,377)	15,156,472

Capital Share Transactions:
Proceeds from shares sold	4,902,788	20,768,370	35,941,819	2,149,364
Cost of shares redeemed	(23,148,730)	(22,386,423)	(31,453,965)	(36,633,757)
Proceeds from shares issued to holders in
reinvestment of dividends	—	—	—	—
Subscription to fund transfer of positions (See Note 3)	28,921,346	38,500,000	15,500,000	20,000,000
Net Increase (Decrease) in Net Assets from Capital Share Transactions	10,675,404	36,881,947	19,987,854	(14,484,393)

Total Increase/(Decrease) in Net Assets	28,395,138	37,960,939	15,355,477	672,079

Net Assets, December 31, 2009 *	71,623,854	60,232,614	57,117,974	46,202,113

* Including undistributed net investment income (loss)	$(34,586)	$(422,322)	$(1,828)	$(8,072)
2010:
Operations:
Net investment income (loss)	$857,207	$(2,086,750)	$(1,870,982)	$1,782,588
Net realized gain (loss)	(3,182,014)	(1,849,856)	(2,142,025)	(9,525,097)
Change in unrealized appreciation (depreciation)	13,530,225	1,020,117	2,885,923	15,722,079
Net Increase (Decrease) in Net Assets Resulting from Operations	11,205,418	(2,916,489)	(1,127,084)	7,979,570

Capital Share Transactions:
Proceeds from shares sold	13,430,637	54,795,321	19,372,838	27,400,994
Cost of shares redeemed	(16,499,474)	(22,724,875)	(8,542,345)	(27,936,028)
Proceeds from shares issued to holders in
Subscription to fund transfer of positions (See
Note 3)	2,000,000	—	—	20,150,142
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(1,068,837)	32,070,446	10,830,493	19,615,108

Total Increase/(Decrease) in Net Assets	10,136,581	29,153,957	9,703,409	27,594,678

Net Assets, December 31, 2010 **	$81,760,435	$89,386,571	$66,821,383	$73,796,791

** Including undistributed net investment income (loss)	$(283,795)	$(128,568)	$(33,718)	$(278,657)

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Financial Highlights

	Event Driven
	Year Ended December 31, 2010		Year Ended December 31, 2009		Year Ended December 31, 2008		Year Ended December 31, 2007	Period from April 28, 2006* to December 31, 2006

Per Share Data:(1)
Net Asset Value, Beginning of Period	$7.30		$4.91		$9.09		$9.51	$10.00

Gain (Loss) from Investment Operations:

Net investment income (loss) (2)(3)	0.09		0.19		0.40		0.12	0.02
Net realized and unrealized gain (loss) on investments	1.10		2.20		(4.57)		0.79	(0.01)
Total Gain (loss) from Investment Operations	1.19		2.39		(4.17)		0.91	0.01

Less Dividends and Distributions:
Net investment income	—		—		(0.00	)(7)	(0.13)	(0.03)
Net realized gains	—		—		(0.01)		(1.20)	(0.47)
Total Dividends and Distributions	—		—		(0.01)		(1.33)	(0.50)

Net Asset Value, End of Period	$8.49		$7.30		$4.91		$9.09	$9.51

Total Return	16.30%		48.68%		-45.90%		9.93%	0.18	%(4)

Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$81,760		$71,624		$43,229		$92,486	$57,421

Ratio of expenses including interest and dividends on short
positions and interest expense to average net assets:	3.29	%(5)	2.96	%(5)	2.71	%(5)	2.96%	4.23	%(6)

Ratio of expenses excluding interest and dividends on short
positions and interest expense to average net assets:	3.00	%(5)	2.71	%(5)	2.38	%(5)	2.62%	3.00	%(6)

Ratio of net investment income (loss) including interest and dividends
on short positions and interest expense to average net assets:	1.15%		3.14%		4.84%		0.81%	0.20	%(6)

Ratio of interest and dividends on short positions and interest
expense to average net assets:	0.29%		0.25%		0.33%		0.34%	1.23	%(6)

Portfolio turnover rate	233%		255%		219%		194%	74	%(4)

(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2) Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(3) For the years ended December 31, 2010, December 31, 2009, December 31, 2008, December 31, 2007 and December 31, 2006, net investment income (loss) per share before interest expense and interest on short positions was $0.11, $0.21, $0.43, $0.16 and $0.10, respectively.
(4) Not Annualized.
(5) The ratio shown reflects the expenses of the Fund net of any adjustments to the Investment Advisory Fees. See Note 6 of the Notes to Financial
Statements.
(6) Annualized.
(7) Amount calculated is less than $0.005.
* Commencement of Fund-of-Funds structure. See Note 1 of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Financial Highlights

	Long/Short Equity
	Year Ended December 31, 2010		Year Ended December 31, 2009		Year Ended December 31, 2008	Year Ended December 31, 2007		Period from April 28, 2006* to December 31, 2006

Per Share Data:(1)
Net Asset Value, Beginning of Period	$6.55		$6.31		$8.40	$8.53		$10.00

Gain (Loss) from Investment Operations:

Net investment income (loss) (2)(3)	(0.17)		(0.14)		(0.07)	(0.08)		(0.06)
Net realized and unrealized gain (loss) on investments	(0.04)		0.38		(2.02)	(0.02)		(1.38)
Total Gain (loss) from Investment Operations	(0.21)		0.24		(2.09)	(0.10)		(1.44)

Less Dividends and Distributions:
Net realized gains	—		—		—	(0.03)		(0.03)
Total Dividends and Distributions	—		—		—	(0.03)		(0.03)

Net Asset Value, End of Period	$6.34		$6.55		$6.31	$8.40		$8.53

Total Return	-3.21%		3.80%		-24.88%	-1.07%		-14.36	%(4)

Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$89,387		$60,233		$22,272	$49,014		$26,673

Ratio of expenses including interest and dividends on short
positions and interest expense to average net assets:	3.65	%(5)	3.38	%(5)	2.69%	3.26	%(5)	4.18	%(6)

Ratio of expenses excluding interest and dividends on short
positions and interest expense to average net assets:	3.00	%(5)	2.80	%(5)	2.30%	2.53	%(5)	3.00	%(6)

Ratio of net investment income (loss) including interest and dividends
on short positions and interest expense to average net assets:	(2.72%)		(2.16%)		(0.90%)	(1.41%)		(1.28	%)(6)

Ratio of interest and dividends on short positions and interest
expense to average net assets:	0.65%		0.58%		0.39%	0.73%		1.18	%(6)

Portfolio turnover rate	427%		517%		292%	346%		323	%(4)

(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2) Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(3) For the years ended December 31, 2010, Decemer 31, 2009, December 31, 2008, December 31, 2007 and December 31, 2006, net investment income (loss) per share before interest expense and dividends and interest on short positions was ($0.13), ($0.10), ($0.04), ($0.02) and $0.01, respectively.
(4) Not Annualized.
(5) The ratio shown here reflects the expenses of the Fund net of any adjustments to the Investment Advisory Fees. See Note 6 of the Notes to Financial
Statements.
(6) Annualized.
* Commencement of Fund-of-Funds structure. See Note 1 of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Financial Highlights

	Market Neutral
	Year Ended December 31, 2010		Year Ended December 31, 2009		Year Ended December 31, 2008		Year Ended December 31, 2007		Period from April 28, 2006* to December 31, 2006

Per Share Data:(1)
Net Asset Value, Beginning of Period	$8.57		$9.79		$10.10		$9.16		$10.00

Gain (loss) from Investment Operations:

Net investment income (loss) (2)(3)	(0.26)		(0.31)		(0.13)		0.16		0.12
Net realized and unrealized gain (loss) on investments	0.09		(0.91)		(0.18)		0.89		(0.57)
Total Gain (loss) from Investment Operations	(0.17)		(1.22)		(0.31)		1.05		(0.45)

Less Dividends and Distributions:
Net investment income	—		—		—		(0.11)		(0.12)
Net realized gains	—		—		—		—		(0.27)
Total Dividends and Distributions	—		—		—		(0.11)		(0.39)

Net Asset Value, End of Period	$8.40		$8.57		$9.79		$10.10		$9.16

Total Return	-1.98%		-12.46%		-3.07%		11.51%		-4.55	%(4)

Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$66,821		$57,118		$41,762		$81,258		$27,493

Ratio of expenses including interest and dividends on short
positions and interest expense to average net assets:	4.69	%(5)	4.59	%(5)	3.98	%(5)	3.72	%(5)	4.15	%(6)

Ratio of expenses excluding interest and dividends on short
positions and interest expense to average net assets:	3.00	%(5)	2.82	%(5)	2.48	%(5)	2.57	%(5)	3.00	%(6)

Ratio of net investment income (loss) including interest and dividends
on short positions and interest expense to average net assets:	(3.08%)		(3.41%)		(1.34%)		1.24%		1.69	%(6)

Ratio of interest and dividends on short positions and interest
expense to average net assets:	1.69%		1.77%		1.50%		1.15%		1.15	%(6)

Portfolio turnover rate	228%		293%		260%		122%		98	%(4)

(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2) Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(3) For the years ended December 31, 2010, December 31, 2009, December 31, 2008, December 31, 2007 and December 31, 2006, net investment income (loss) per share before interest expense and dividends on short positions was ($0.12), ($0.15), $0.02, $0.26 and $0.19, respectively.
(4) Not Annualized.
(5) The ratio shown here reflects the expenses of the Fund net of any adjustments to the Investment Advisory Fees. See Note 6 of the Notes to Financial
Statements.
(6) Annualized.
* Commencement of Fund-of-Funds structure. See Note 1 of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Financial Highlights

	Relative Value
	Year Ended December 31, 2010		Year Ended December 31, 2009		Year Ended December 31, 2008		Period from May 1, 2007(1) to December 31, 2007

Per Share Data:(2)
Net Asset Value, Beginning of Period	$7.47		$5.26		$9.83		$10.00

Gain (Loss) from Investment Operations:

Net investment income (loss) (3)(4)	0.24		0.54		0.84		0.43
Net realized and unrealized gain (loss) on investments	0.79		1.67		(4.88)		(0.35)
Total Gain (loss) from Investment Operations	1.03		2.21		(4.04)		0.08

Less Dividends and Distributions:
Net investment income	—		—		(0.53)		(0.25)
Net realized gains	—		—		—		—
Total Dividends and Distributions	—		—		(0.53)		(0.25)

Net Asset Value, End of Period	$8.50		$7.47		$5.26		$9.83

Total Return	13.79%		42.21%		-41.70%		0.80	%(5)

Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$73,797		$46,202		$45,530		$81,351

Ratio of expenses including interest and dividends on short
positions and interest expense to average net assets:	3.46	%(6)	2.74	%(6)	2.72	%(6)	2.78	%(6)(7)

Ratio of expenses excluding interest and dividends on short
positions and interest expense to average net assets:	3.00	%(6)	2.68	%(6)	2.39	%(6)	2.60	%(6)(7)

Ratio of net investment income (loss) including interest and dividends
on short positions and interest expense to average net assets:	3.04%		8.88%		10.00%		5.71	%(7)

Ratio of interest and dividends on short positions and interest
expense to average net assets:	0.46%		0.06%		0.33%		0.18	%(7)

Portfolio turnover rate	116%		116%		44%		8	%(5)

(1) Commencement of operations for Relative Value was May 1, 2007.
(2) Information presented relates to a share of capital stock outstanding for the entire period.
(3) Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(4) For the years ended December 31, 2010, December 31, 2009, December 31, 2008 and December 31, 2007, net investment income (loss) per share before interest expense and interest on short positions was $0.28, $0.55, $0.87 and $0.44, respectively.
(5) Not Annualized.
(6) The ratio shown here reflects the expenses of the Fund net of any adjustments to the Investment Advisory Fees. See Note 6 of the Notes to Financial
Statements.
(7) Annualized.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Notes to Financial Statements
December 31, 2010

1. Organization

Hatteras Alternative Mutual Funds Trust (the “Trust”) (until February 26, 2010, Hatteras Alternative Mutual Funds Trust was known as AIP Alternative Strategies Funds) was organized as a Delaware statutory trust on April 12, 2002. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The Trust is an open-ended management investment company issuing two non-diversified series of shares to investors, Hatteras Alpha Hedged Strategies Fund (“Alpha”) and Hatteras Beta Hedged Strategies Fund (“Beta”) (the “Funds”) (until August 30, 2010, Hatteras Alpha Hedged Strategies Fund was known as Alpha Hedged Strategies Fund and Hatteras Beta Hedged Strategies Fund was known as Beta Hedged Strategies Fund.)  Each Fund of the Trust has its own investment objective and policies. As a mutual fund of funds, each Fund pursues its investment objective by investing in other affiliated mutual funds in the Underlying Funds Trust (the “UFT”). The results of these funds are shown in separate statements as their performance has impacted the results of Alpha and Beta.

Underlying Funds Trust (the ‘‘UFT’’) is an open-end management investment company organized as a Delaware statutory trust and operates in a Fund-of-Funds structure. The UFT is comprised of several series of mutual funds, all of which are non-diversified, open-ended management investment companies (the ‘‘Portfolios’’). Each Portfolio is an affiliated registered investment company under the 1940 Act, but is not publicly offered and therefore is only available to affiliated, publicly offered Funds.

2.  Summary of Significant Accounting Policies

These financial statements are prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the period.  Actual amounts could differ from those estimates.  The  following is a summary of the significant accounting policies of the Funds and the UFT.

Cash -- Cash includes short-term interest bearing deposit accounts. At times, such deposits may be in excess of federally insured limits. The UFT has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

Security Valuation -- The Funds’ investments in the UFT are valued based on the net asset values of the UFT. These net assets values come from the valuation of the underlying investments in the UFT. Investments in the Portfolios of the UFT are valued in the following manner:

Exchange-traded and over-the-counter securities are valued at the closing price of the applicable exchange on the day the valuation is made. Listed securities and put and call options for which no sale was reported on a particular day and securities traded over-the-counter market are valued at the mean between the last bid and ask prices. Fixed income securities (other than obligations having a maturity of 60 days or less) are valued on the basis of values obtained from pricing services or from brokers, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Fixed income securities purchased with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Options are valued daily at the last reported sale price at the close of the exchange on which the security is primarily traded. If no sales are reported for exchange-traded options, or the options are not exchange-traded, then they are valued at the mean of the most recent quoted bid and asked prices. Futures are valued at the last reported sale price on the exchange on which they are traded or at the mean of the last bid and asked prices. Foreign securities are valued in their local currencies as of the close of the primary exchange or as of the close of the domestic markets, whichever is earlier. Foreign securities are then converted into U.S. dollars using the applicable currency exchange rates as of the close of the domestic markets.

Securities and other assets for which market quotations are not readily available (including restricted securities) will be valued in good faith at fair value under the supervision of the Board. In determining the fair value of a security, the Advisor and the Board shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Advisor or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Advisor; and (vii) the liquidity or illiquidity of the market for the security. When a furnished price is significantly different from the previous day’s price, the Advisor will review the price to determine if it is appropriate. When prices are not readily available, or are determined to not reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the funds calculate their net asset value, the funds may value their securities or fair value as determined in accordance with procedures approved by the Board of Trustees.  The financial statements may include adjustments made subsequent to year-end related to subsequent valuation information obtained.  Therefore, the net assets reflected in these financial statements may differ from the reported NAV’s of the Portfolios as of December 31, 2010.

Underlying Funds Trust
Notes to Financial Statements
December 31, 2010

Various inputs are used in determining the value of the Funds’ investments.  A summary of the inputs used to value the Portfolio's net assets as of December 31, 2010 is located in a table following each series Schedule of Investments in these financial statements.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions, Investment Income and Realized Gain and Loss -- Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Capital gain distributions received are recorded as capital gains.

Investment and shareholder transactions in the Portfolios are recorded on trade date. Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recognized on an accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

Repurchase Agreements -- The Portfolios may enter into repurchase agreements with a member bank of the Federal Reserve System or recognized securities dealer. Each repurchase agreement is recorded at cost, which approximates value. The Portfolios will receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Portfolios in each repurchase agreement.  If the seller defaults and the value of the collateral declines, realization of the collateral by the Portfolios may be delayed or limited.

Foreign Currency Translations and Transactions  -- The Portfolios may engage in foreign currency transactions. Foreign currency transactions are translated into U.S. dollars on the following basis (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Portfolios do not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities.  However, for federal income tax purposes, the Portfolios do isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gain or loss from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

Convertible Securities -- The Portfolios may invest in convertible securities. A convertible security is a fixed-income security (a debt instrument or a preferred stock), which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.

Warrants -- The Portfolios may invest a portion of their assets in warrants. A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed coupon or dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Portfolios’ entire investment therein).

Underlying Funds Trust
Notes to Financial Statements
December 31, 2010

Short Sales -- The Portfolios may engage in short sale transactions. The Portfolios are liable for any dividends paid on securities sold short. At all times when the Portfolios do not own securities which are sold short, the Portfolios will maintain long securities equal in value on a daily marked-to-market basis to the securities sold short. The Portfolios do not require the brokers to maintain collateral in support of these receivables.

Futures Contracts -- The Portfolios may purchase and sell futures contracts. The Portfolios are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives.  Relative Value uses futures contracts to maintain appropriate duration and convexity levels and to execute long/short strategies or take short risk positions. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Upon entering into a contract, the Portfolios deposit and maintains as collateral, an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolios agree to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolios as unrealized gains and losses. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Portfolios are required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

Options -- The Portfolios may purchase and write call or put options on securities and indices and enter into related closing transactions. The Portfolios are subject to equity price risk in the normal course of pursuing its investment objectives. The Portfolios use options to gain exposure to, and to hedge against changes in the value of equities. With options, there is minimal counterparty credit risk to the Portfolio since options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees the options against default. As a holder of a call option, the Portfolios have the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, the Portfolios have the obligation to sell the security at the exercise price during the exercise period. As a holder of a put option, the Portfolios have the right, but not the obligation, to sell a security at the exercise price during the exercise period. As a writer of a put option, the Portfolios have the obligation to buy the underlying security at the exercise price during the exercise period.  The premium that the Portfolios pay when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of the option.  Long/Short Equity and Event Driven use purchased options in order to provide protection against adverse price effects from anticipated changes in prevailing prices of securities.  Long/Short Equity and Event Driven use written options to earn premium income and to assure a definite price for a security that the Portfolio has considered selling.

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Portfolios realize a gain or loss from the sale of the security (or closing of the short sale).

The premiums received by the Portfolios during the year ended December 31, 2010, were as follows:

	Event Driven	Long/Short Equity	Market Neutral Equity	Relative Value
Options outstanding at December 31, 2009	$16,218	$90,467	$—	$—
Options written	5,194,351	5,103,402	—	—
Options closed	(3,853,836)	(2,734,263)	—	—
Options exercised	(347,488)	(855,730)	—	—
Options expired	(827,013)	(1,449,139)	—	—
Options outstanding at December 31, 2010	$182,232	$154,737	$—	$—

Underlying Funds Trust
Notes to Financial Statements
December 31, 2010

The number of option contracts written by the Portfolios during the year ended December 31, 2010, were as follows:

	Event Driven	Long/Short Equity	Market Neutral Equity	Relative Value
Options outstanding at December 31, 2009	$570	$580	$—	$—
Options written	53,988	57,851	—	—
Options closed	(27,240)	(26,823)	—	—
Options exercised	(6,138)	(3,541)	—	—
Options expired	(18,444)	(25,436)	—	—
Options outstanding at December 31, 2010	$2,736	$2,631	$—	$—

Credit Default Swaps – The Portfolios may invest in credit default swaps. The buyer in a credit default contract is obligated to pay the seller a periodic stream of payments over the term of the contract provided no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value (“par value”) of the underlying reference obligation in exchange for the underlying reference obligation. If a Portfolio is a buyer and no event of default occurs, the Portfolio will have made a stream of payments to the seller without having benefited from the default protection it purchased. However, if an event of default occurs, the Portfolio, as buyer, will receive the full notional value of the underlying reference obligation that may have little or no value following default. As a seller, the Portfolio receives a fixed rate of income throughout the term of the contract, provided there is no default. If an event of default occurs, the Portfolio would be obligated to pay the notional value of the underlying reference obligation in return for the receipt of the underlying reference obligation. The value of the underlying reference obligation received by the Portfolio coupled with the periodic payments previously received may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Portfolio. The Portfolio’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Upon entering into swap agreements, the Portfolios will either receive or pay an upfront payment based upon the difference between the current principal amount and the notional amount of the swap and whether the Portfolios are buying or selling protection. Upfront payments that are received are recorded as liabilities while upfront payments paid are recorded as assets. These payments remain on the books until the swap contract is closed. When entering into credit default swaps the Portfolio will either deliver collateral to the counterparty or the counterparty will deliver collateral to the Portfolio. The amount of this collateral is calculated based upon the notional value and the current price of the swap. In the event of default, the Portfolio has recourse against any collateral posted to them by the counterparty.  These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of by protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.  There were no credit default swap agreements during the year ended December 31, 2010.

Underlying Funds Trust
Notes to Financial Statements
December 31, 2010

Derivative Transactions – Certain Portfolios may engage in derivatives and hedging activities.  For the year ending December 31, 2010, the Portfolios use of derivatives included options and futures contracts.  The financial statement treatment and impact on each Portfolio can be found in the Schedule of Investments.

Restricted Securities – The Portfolios are permitted to invest in securities that are subject to legal or contractual restrictions on resales (“restricted securities”).  Restricted securities may be resold in transactions that are exempt from registration under Federal securities laws or if the securities are publically registered.  Restricted securities may be deemed illiquid, whereby the prompt sale of these securities at their stated value may be difficult.  Information regarding restricted securities held by each Portfolio is included in the Schedule of Investments in the UFT.

To Be Announced (“TBA”) Transactions – The Portfolios may purchase securities on a forward commitment or on a ‘To Be Announced” basis.  The Portfolios record TBA transactions on the trade date and segregates with the custodian qualifying assets that have sufficient value to make payment for the securities purchased.  TBA securities are marked-to-market daily and the Portfolio begins earning interest on the settlement date.  Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Taxes and Distributions to Shareholders -- The Portfolios intend to qualify and elect to be treated as regulated investment companies under Subchapter M of the Internal Revenue Code. The Portfolios intend to distribute the requisite investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is recorded.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010.   The Act makes changes to several tax rules impacting the Funds.  Although, the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each fund's pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers.  This provision of the Act will be effective for the Funds’ fiscal year ending December 31, 2011.  Additionally, the Act modifies the tax treatment of redemptions of RIC shares for the Funds.  Under the new law, redemptions will be characterized as sales of the fund shares, rather than as dividend distributions. This provision of the Act applies to distributions made after December 22, 2010.  Relevant information regarding the impact of the Act on the Fund, if any, will be contained within the “Federal Taxes” section of the financial statement notes for the tax year ending December 31, 2011.

The Portfolios have reviewed all open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year-end December 31, 2010. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Open tax years are those that are open for exam by Federal and state taxing authorities. As of December 31, 2010, open Federal tax years include the tax years ended December 31, 2007 through December 31, 2010, open New York tax years include the tax years ended December 31, 2007 through December 31, 2009 and open North Carolina tax years include the tax years ended December 31, 2009 through December 31, 2010. The Portfolios have no examinations in progress.

Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually.

Guarantees and Indemnifications -- In the normal course of business, the Portfolios enter into contracts with service providers that contain general indemnification clauses. The Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3.  Underlying Funds Trust

Under a Fund-of-Funds structure, each Fund invests all of its investible assets across a number of Portfolios of the UFT. Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to that Portfolio. The Funds and Portfolios are managed by the Advisor and the Portfolios are advised by the Sub-Advisors. The Advisor and the Board of Trustees (the “Board”) may create additional Portfolios with additional Sub-Advisors from time to time to increase the number of Portfolios, and alternative investment strategies, available in which the Funds may invest.

Underlying Funds Trust
Notes to Financial Statements
December 31, 2010

In 2009, the Board authorized and ratified certain updates regarding the renaming of certain series of UFT the purchase of all of the assets of certain series of UFT by other series of UFT, in accordance with the requirements of Rule 17a-7 (“17a-7 transactions”) of the 1940 Act, as amended.  In October 2009, the assets of Long/Short Equity-Growth - 1 Portfolio were transferred to Long/Short Equity, the assets of Event Driven and Risk Arbitrage Portfolio were transferred to Event Driven and the assets of Arbitrage – 1 Portfolio were transferred to Relative Value.  In November 2009 the assets of Long/Short Equity – International – 1 were transferred to Market Neutral Equity.  In November 2009 and May 2010, certain assets of Relative Value were transferred to Event Driven.  In October 2009 and January 2010, the assets of Energy and Natural Resources Portfolio were transferred to Long/Short Equity.  In June 2010, the assets of Income Arbitrage Portfolio – 1 were transferred to Relative Value.  These purchases were funded via subscriptions from Alpha and Beta, which are shown separately on the Statements of Changes.

For federal income tax purposes these consolidations between the Portfolios were considered nontaxable reorganizations under Section 368(a)(1)(D) of the Internal Revenue Code, as amended in 1986.  Therefore no capital gain or loss will be realized by the closing Portfolios in the consolidation process.  The securities transferred from the closing funds to the four remaining funds through the 17a-7 transactions as described above will retain their original tax cost basis that they previously held prior to the consolidation.

For financial reporting purposes, the securities transferred from the closing Portfolios to the four surviving Portfolios have a new cost basis equal to the current value on the date of the transfer.  Note 4 for further information regarding these transactions.

As of December 31, 2010, the UFT consisted of the following Portfolios:

•	Event Driven
•	Long/Short Equity
•	Market Neutral Equity
•	Relative Value

A number of Portfolios were liquidated during the years ended December 31, 2009 and December 31, 2010, as listed below.

Portfolio	Date of Liquidation
The Long/Short Equity-Healthcare/Biotech-1 Portfolio	March 30, 2009
The Long/Short Equity - REIT-1 Portfolio	June 25, 2009
The Long/Short Equity – Earnings Revision – 1 Portfolio	September 2, 2009
The Arbitrage-1 Portfolio	November 16, 2009
The Event Driven and Risk Arbitrage Portfolio	December 3, 2009
The Long/Short Equity – Growth – 1 Portfolio	December 8, 2009
The Global Hedged Income – 1 Portfolio	December 29, 2009
The Long/Short Equity – International – 1 Portfolio	December 30, 2009
The Energy and Natural Resources Portfolio	January 25, 2010
The Income Arbitrage Portfolio	June 25, 2010

Investment Concentration
As of December 31, 2010 for Alpha and Beta Funds, the investment concentrations in the UFT Portfolios were as follows:

	Alpha	Beta
Event Driven	99.05%	0.95%
Long/Short Equity	98.99%	1.01%
Market Neutral Equity	100.00%	0.00%
Relative Value	99.58%	0.42%

Underlying Funds Trust
Notes to Financial Statements
December 31, 2010

Investment Objectives
As set forth below, each Portfolio has a distinct focus in accordance with which it employs certain investment strategies:

Event Driven

Investment Objective
Event Driven seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to focus on investing in Securities whose prices are or will be impacted by a corporate event.  The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, other derivative securities and shares of investment companies.

The principal strategies to be employed by the Portfolio include:

Event Driven Strategies: The Portfolio may employ strategies designed to capture price movements generated by anticipated corporate events such as investing in companies involved in special situations, including, but not limited to, mergers, acquisitions, asset sales, spin-offs, balance sheet restructuring, bankruptcy and other situations.

Distressed Securities Strategies: The Portfolio may employ strategies designed to invest in the debt, equity, or trade claims of companies in financial distress. Such securities typically trade at substantial discounts to par value, and may be attractive to investors when managers perceive a turnaround will materialize.

Relative Value/Arbitrage Strategies: The Portfolio may employ strategies that invest both long and short in related securities or other instruments in an effort to take advantage of perceived discrepancies in the market prices for such securities. This may include Merger Arbitrage — long and short positions in securities involved in an announced merger deal.

Long/Short Equity

Investment Objective
Long/Short Equity seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in U.S. and foreign equity securities.  The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, other derivative securities and shares of investment companies.

The principal strategies to be employed by the Portfolio include:

Market or Sector Timing/Trading Strategies: The Portfolio may employ strategies designed to benefit from cyclical relationships between movement in certain market indices, sectors, security types, etc. that have demonstrated a degree of consistency and correlation to past movements similar in nature and magnitude.

Long/Short Equity Strategies: The Portfolio will utilize strategies that employ long and short trading strategies applied to common stock, preferred stock and convertible securities of U.S. and foreign issuers. These strategies are typically constructed marginally net long in position, and attempt to yield a low beta (a measure of volatility) and also seek to dampen the effects of industry, sector, market capitalization and other potential bias exposures.

Underlying Funds Trust
Notes to Financial Statements
December 31, 2010

Market Neutral Equity

Investment Objective
Market Neutral Equity seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in U.S. and foreign equity securities.  The Portfolio will also invest in equity real estate investment trust (“REIT”) securities that allow the Portfolio to capture some of the inefficiencies in market pricing of U.S. commercial real estate and in equity securities of issuers located in a variety of countries throughout the world that allow the Portfolio to capture some of the inefficiencies in market pricing of equity securities domiciled outside the U.S.  The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, other derivative securities and shares of investment companies.

The principal strategies to be employed by the Portfolio include:

Market or Sector Timing/Trading Strategies: The Portfolio may employ strategies designed to benefit from cyclical relationships between movement in certain market indices, sectors, security types, etc. that have demonstrated a degree of consistency and correlation to past movements similar in nature and magnitude.

Market Neutral Equity Strategies: The Portfolio may employ strategies designed to exploit equity market inefficiencies, which involves being simultaneously invested in long and short matched equity portfolios generally of the same size, usually in the same market. These strategies are typically constructed to attempt to be beta neutral and attempt to control the industry, sector, market capitalization and other potential market bias exposures.

Relative Value/Arbitrage Strategies: The Portfolio may employ strategies that invest both long and short in related securities or other instruments in an effort to take advantage of perceived discrepancies in the market prices for such securities.  This may include Pairs Trading — long and short positions in securities of different companies in the same industry.

Relative Value

Investment Objective
Relative Value seeks to achieve current income, capital preservation and capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to focus on opportunities to take advantage of perceived discrepancies in the market prices of certain convertible bond, common stock, fixed income and derivative securities. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, other derivative securities and shares of investment companies.  The Portfolio has no policy with respect to the credit rating, maturity or duration of the debt securities in which it may invest and may invest in debt securities of any credit rating, maturity or duration.

The principal strategies to be employed by the Portfolio include:

Relative Value/Arbitrage Strategies: The Portfolio may employ strategies that invest both long and short in related securities or other instruments in an effort to take advantage of perceived discrepancies in the market prices for such securities. This may include Convertible Bond Arbitrage— hedged investing in the convertible bond securities of a company. A typical position would be long the convertible bond and short the common stock of the same company.  This may also include Fixed Income or Interest Rate Arbitrage, which includes interest rate swap arbitrage, U.S. and non-U.S. government bond arbitrage.

Underlying Funds Trust
Notes to Financial Statements
December 31, 2010

Swap Strategies: The Portfolio may use credit default swaps to maintain appropriate portfolio duration and convexity levels. The Portfolio may also enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. Also, credit default swaps provide an efficient tool for managing portfolio risk and thus are exclusively used for risk management activities.

Market or Sector Timing/Trading Strategies: The Portfolio may employ strategies designed to benefit from cyclical relationships between movement in certain market indices, sectors, security types, etc. that have demonstrated a degree of consistency and correlation to past movements similar in nature and magnitude.

Fixed Income and High Yield Investment Strategies: The Portfolio may employ strategies designed to take advantage of deeply discounted debt securities of companies that appear to have significant upside potential. The Portfolio may invest in debt securities that fall below investment grade debt — commonly “junk bonds.” Additionally, the Portfolio may invest in mortgage-backed and other fixed income securities of higher credit quality, and derivative securities of traditional fixed income instruments.

4. Investment Transactions

Purchases and sales of securities and US Government securities for the year ended December 31, 2010 for the Portfolios (excluding short-term investments) are as follows:

		Long/Short	Market
	Event Driven	Equity	Neutral Equity	Relative Value
Purchase of securities	$150,234,003	$259,949,219	$112,038,049	$91,181,529

Sales of securities	142,025,975	244,373,255	120,819,279	65,926,670

Purchase of US Government securities	—	—	—	3,182,627

Sales of US Government securities	—	—	—	2,623,712

Purchase and sales relating to the 17a-7 transactions for the year ended December 31, 2010 for the Portfolios as discussed in Note 3 were as follows:

		Long/Short	Market
	Event Driven	Equity	Neutral Equity	Relative Value
Purchases of securities	$1,935,786	$996,214	$—	$16,467,103
Sales of securities	—	—	—	1,935,786

Purchase and sales relating to the 17a-7 transactions for the year ended December 31, 2009 for the Portfolios as discussed in Note 3 were as follows:
	Event Driven	Long/Short Equity	Market Neutral Equity
Purchases of securities	$29,585,753	$35,240,372	$12,636,321
Sales of securities	—	—	—

Underlying Funds Trust
Notes to Financial Statements
December 31, 2010

	Relative Value	Energy & Natural Resources	Income Arbitrage-1
Purchases of securities	$18,133,383	$—	$—
Sales of securities	15,364,407	20,087,203	—

5. Federal Income Taxes

The cost basis of investments for federal income tax purposes at December 31, 2010 were as follows:

	Event Driven	Long/Short Equity	Market Neutral Equity	Relative Value

Cost of Investments	$76,537,040	$84,722,040	$56,955,084	$75,762,778
Gross tax unrealized appreciation	12,339,559	7,623,943	11,167,699	7,323,053
Gross tax unrealized depreciation	(4,506,479)	(4,056,077)	(1,821,843)	(2,848,638)
Net tax unrealized appreciation (depreciation)	$7,833,080	$3,567,866	$9,345,856	$4,474,415

At December 31, 2010, the components of accumulated earnings/(losses) on a tax basis for the Portfolios were as follows:

	Event Driven	Long/Short Equity	Market Neutral Equity	Relative Value
Net tax unrealized appreciation (depreciation) on investments	$7,833,080	$3,567,866	$9,345,856	$4,474,415
Net tax unrealized appreciation (depreciation) on securities sold short and written option contracts	(601,740)	(1,194,880)	(5,536,688)	(1,944,057)
Capital loss carryover	(31,428,147)	(40,561,001)	(5,435,726)	(36,760,983)
Other accumulated earnings/(losses)	57,592	(326,552)	(806,255)	(2,723,169)
Total accumulated earnings/(losses)	$(24,139,215)	$(38,514,567)	$(2,432,813)	$(36,953,794)

The Funds hereby designate as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ended December 31, 2010.

As of December 31, 2010, the Portfolios had accumulated capital loss carryovers of:

	Event Driven		Event Driven		Event Driven	Event Driven
Capital loss carryover	$4,375,544		$5,524,354	1	$18,118,114	$3,410,135
Expiration date	12/31/2016		12/31/2016		12/31/2017	12/31/2018

	Long/Short Equity		Long/Short Equity		Long/Short Equity	Market Neutral Equity
Capital loss carryover	$13,863,621	2	$25,041,820	3	$1,655,560	$4,086,0234
Expiration date	12/31/2015		12/31/2016		12/31/2018	12/31/2016

Underlying Funds Trust
Notes to Financial Statements
December 31, 2010

	Market Neutral Equity	Relative Value		Relative Value		Relative Value
Capital loss carryover	$1,349,703	$109,019	5	$6,340,452	6	$4,730,7207
Expiration date	12/31/2018	12/31/2014		12/31/2015		12/31/2016

	Relative Value	Relative Value
Capital loss carryover	$12,809,960	$12,770,832
Expiration date	12/31/2017	12/31/2018

1 The entire amount of $5,524,354 is related to the merger of Underlying Funds Trust - Event Driven and Risk Arbitrage Fund.
2 The entire amount of $13,863,621 is related to the merger of Underlying Funds Trust – Energy and Natural Resources Fund.
3 $13,098,161 is related to the merger of Underlying Funds Trust – Long/Short Equity – Growth - 1 Fund.
$6,229,617 is related to the merger of Underlying Funds Trust – Energy and Natural Resources Fund.

4 The entire amount of $4,086,023 is related to the merger of Underlying Funds Trust - International Equity Fund.
5 The entire amount of $109,019 is related to the merger of Underlying Funds Trust – Income Arbitrage-1 Portfolio.
6 The entire amount of $6,340,452 is related to the merger of Underlying Funds Trust – Income Arbitrage-1 Portfolio.
7 $2,583,689 is related to the merger of Underlying Funds Trust – Income Arbitrage-1 Portfolio.

The tax character of distributions and redemptions for the Portfolios for the year ended December 31, 2010 were as follows:

	Event Driven	Long/Short Equity	Market Neutral Equity	Relative Value
Distributions paid from:
Ordinary income	$—	$—	$—	$—
Long term capital gain	—	—	—	—
Total distributions paid	—	—	—	—
Redemptions characterized as distributions for tax purposes:
Return of capital*	15,043,748	22,724,875	8,542,345	25,736,251
Ordinary income distributions from redemptions*	1,455,726	—	—	2,181,777
Total redemptions characterized as distributions for tax purposes	$16,499,474	$22,724,875	$8,542,345	$27,918,028

Underlying Funds Trust
Notes to Financial Statements
December 31, 2010

The tax character of distributions and redemptions for the Portfolios for the year ended December 31, 2009 were as follows:

	Event Driven	Long/Short Equity	Market Neutral Equity	Relative Value
Distributions paid from:
Ordinary income	$—	$—	$—	$—
Long term capital gain	—	—	—	—
Total distributions paid	—	—	—	—
Redemptions characterized as distributions for tax purposes:
Return of capital*	19,761,497	24,937,935	29,460,976	32,149,451
Ordinary income distributions from redemptions*	2,161,244	—	539,024	3,922,462
Total redemptions characterized as distributions for tax purposes	$21,922,741	$24,937,935	$30,000,000	$36,071,913

* Certain redemptions were deemed as distributions for income tax purposes due to Alpha's ownership of the respective UFT's.

On the Statement of Assets and Liabilities, the following adjustments were made for permanent tax adjustments:

	Undistributed Net	Accumulated Net Realized
	Investment Income/(Loss)	Gain/(Loss)	Paid In Capital
Event Driven	(1,106,416)	(399,936)	1,506,352
Long/Short Equity portfolio	2,380,504	(19,864,691)	17,484,187
Market Neutral Equity	1,839,092	11,396	(1,850,488)
Relative Value	(2,053,173)	(300,315)	2,353,488

The permanent differences primarily relate to foreign currency, partnerships, passive foreign investment companies, net operating losses, Real Estate Investment Trust (REIT) adjustments, certain debt instruments and exchange traded fund adjustments with differing book and tax methods.

6. Operating Services Agreements and Other Expense Agreements

Investment Advisor -- Pursuant to the Investment Advisory Agreement (the ‘‘Advisory Agreement’’), the Portfolios pay the Advisor monthly an annual advisory fee of 2.50% of the Portfolios’ average daily net assets. The Advisor has also entered into an Operating Services Agreement (the ‘‘Services Agreement’’) with the Portfolios to provide virtually all day-to-day services to the Portfolios. The Portfolios pay the Advisor an annual operating services fee of 0.50% the Portfolios’ average daily net assets.

Under the terms of the Agreements, subject to the supervision of the Board, the Advisor will provide, or arrange to provide, essentially all day-to-day portfolio, administrative and operational services to the Portfolios. The Advisor pays all fees and expenses associated with the services it provides, including, but not limited to, expenses of legal compliance, shareholder communications and meetings of the shareholders. The Advisor will pay all expenses related to marketing the Portfolios as well as related bookkeeping expenses.  For the year ending December 31, 2010, the Portfolios paid the Advisor $7,016,084 and $1,403,270 respectively pursuant to the advisory and Operating Services Agreements.

Underlying Funds Trust
Notes to Financial Statements
December 31, 2010

Distribution – Hatteras Capital Distributors, LLC, an affiliate of the Advisor, serves as the distributor (the “Distributor”) for the Funds.  Each Portfolio is an affiliated registered investment company under the 1940 Act, but is not publicly offered and therefore is only available to affiliated, publicly offered Funds.

Acquired Fund Fees and Expenses -- The maximum, aggregate fee of the Advisory and Operating Services Agreement is capped at 3.00% of the average net assets of the UFT, excluding brokerage commissions and portfolio trading transfer tax, interest on the Funds’ and the Portfolios’ borrowings, dividends and interest paid on short sales, taxes, litigation, and other extraordinary expenses.

Pursuant to the sub-advisory agreements between the Advisor and various Sub-Advisors who provide services to the Funds, the Advisor compensates the Sub-Advisors based on the amount of average daily net assets of the Portfolio managed by the Sub-Advisor.

Other Service Providers – US Bancorp Fund Services (the “Administrator”) provides fund accounting, fund administration, and transfer agency services to the Funds.  The Advisor compensates the Administrator for these services under an administration agreement between the two entities.

Trustees and Officers – The Advisor pays each independent Trustee an annual retainer fee of $32,000 for service to the Funds.  Each Trustee is also reimbursed by the Advisor for all reasonable out-of-pocket expenses incurred in connection with his duties as Trustee, including travel and related expenses incurred in attending Board meetings.

7. Capital Share Transactions

Transactions in shares of each Portfolio were as follows:

	Event Driven	Long/Short Equity	Market Neutral Equity	Relative Value
Shares outstanding, January 1, 2009	8,796,581	3,529,928	4,267,004	8,663,536

Shares sold	4,174,879	3,246,850	4,169,576	326,016
Shares issued to shareholders
in reinvestment of distributions	—	—	—	—
Shares issued to fund transfer of positions (See Note 3)	3,953,069	5,845,400	1,781,887	2,758,621
Shares redeemed	(7,116,145)	(3,420,274)	(3,555,265)	(5,566,191)

Shares outstanding, December 31, 2009	9,808,384	9,201,904	6,663,202	6,181,982

Shares sold	1,989,804	8,646,255	2,311,000	3,552,331
Shares issued to shareholders
in reinvestment of distributions	—	—	—	—
Shares issued to fund transfer of positions (See Note 3)	—	—	—	2,600,903
Shares redeemed	(2,163,122)	(3,748,112)	(1,022,842)	(3,652,052)

Shares outstanding, December 31, 2010	9,635,066	14,100,047	7,951,360	8,683,164

Underlying Funds Trust
Notes to Financial Statements
December 31, 2010

8.  Transactions with Affiliates

Pursuant to Section (2)(a)(3) of the 1940 Act,  if any of the Portfolios own 5% or more of the outstanding voting securities of an issuer, the issuer is deemed to be an affiliate of that Portfolio.  During the year ended December 31, 2010, the Portfolios owned the following positions in such companies for investment purposes only:

Event Driven:
Issuer Name	Share Balance at December 31, 2009	Purchases	Sales	Share Balance at December 31, 2010	Value at December 31, 2010	2010 Realized Gains (Losses)	2010 Change in Unrealized Gains (Losses)
Electronic Control Security, Inc.	1,537,859	—	—	1,537,859	$538,251	$—	$276,814
IAT Air Cargo Facilities Income Fund1	2,686,579	—	2,686,579	—	—	(5,252,294)	6,289,970

Huntington Real Estate Investment Trust1	—	26,504,605	26,194,145	310,460	2,188,801	—	—
Huntingdon Real Estate Investment Trust 7.500%, 3/31/20121	407,050	—	407,050	—	—	152,103	—

1 IAT Air Cargo Facilities Income Fund went through a corporate action in 2010 whereby Event Driven received stock issued by Huntingdon Real Estate Investment Trust. After Event Driven sold some of their stock in Huntingdon Real Estate Investment Trust, the issuer was no longer an affiliate. At December 31, 2010, Huntingdon Real Estate Investment Trust is not an affiliate of Event Driven.

9.  Proposed Expense Structure

On December 2, 2010 the Board approved the following proposals regarding the reallocation of existing fees between Alpha and Underlying Funds Trust as well as an expense limitation agreement between the Adviser and Alpha, subject to shareholder approval.  The Adviser proposed the reallocation to be done in the following manner: First, (i) decrease the investment management fee payable by the Underlying Funds Trust (and indirectly by the shareholders of Alpha by virtue of Alpha investing all of its assets in the Underlying Funds Trust) from 2.50% of average daily net assets to 1.75% of average daily net assets (a decrease of 0.75% of average daily net assets) and (ii) decrease the operating services fee payable by the Underlying Funds Trust (and indirectly by the shareholders of Alpha by virtue of Alpha investing all of its assets in the Underlying Funds Trust) from 0.50% of average daily net assets to 0.25% of average daily net assets (a decrease of 0.25% of average daily net assets) for an overall decrease in fees payable directly by the Underlying Funds Trust (and indirectly by Alpha) from 3.00% of average daily net assets to 2.00% of average daily net assets annually.

Next, (i) add an investment management fee payable directly by Alpha equal to 0.25% of average daily net assets and (ii) increase the operating services fee payable directly by Alpha by 0.75% to 1.49% of average daily net assets.

The net result of the changes proposed above results in no change in the overall fees paid by the shareholders of Alpha.  Furthermore, in addition to these changes, the Adviser proposed further limiting fees as the assets of Alpha increase.  Assuming shareholder approval of the Proposals, the Adviser has agreed to enter into an Expense Limitation Agreement.  The Agreement will be for consecutive one year terms, terminable by the Board or the Adviser at the end of each term by providing 60 days notice.  The Agreement institutes the following breakpoint schedule applicable to the fees of Alpha (including management, operating services and shareholder servicing fees, but excluding short sale dividend and interest expenses and any extraordinary expenses of Alpha):

Underlying Funds Trust
Notes to Financial Statements
December 31, 2010

Assets of Alpha	Fee Limitation (based on average daily net assets) No Load Class	Fee Limitation (based on average net assets) Class C
First $0 to $300 million	3.99%	4.74%
Assets in excess of $300 million	2.99%	3.74%

Furthermore, a registration statement was filed establishing and designating the following three new series of the Trust:

Hatteras Hedged Fixed Income Fund
Hatteras Long/Short Equity Fund
Hatteras White Label Fund

10.  Subsequent Events

In preparing these financial statements, the Portfolios have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders

Underlying Funds Trust:

We have audited the accompanying statements of assets and liabilities of Event Driven, Long/Short Equity, Market Neutral Equity, and Relative Value, each a series of the Underlying Funds Trust, including the schedules of investments, securities sold short, and options written, as of December 31, 2010, and the related statements of operations for the year then ended, , the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods presented through December 31, 2006 were audited by other independent registered public accountants whose report dated March 8, 2007 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2010 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Event Driven, Long/Short Equity, Market Neutral Equity, and Relative Value as of December 31, 2010, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Milwaukee, Wisconsin
March 1, 2011

Underlying Funds Trust
Board Approval of Sub-Advisory Agreements (Unaudited)

The Board of Trustees (the “Board”) of Underlying Funds Trust (the “Trust”), including the Trustees who are not “interested persons” of the Trust, as such term is defined in the Investment Company Act of 1940, (the “Independent Trustees”), met in person on August 23, 2010, and December 2, 2010, and voted to approve the sub-advisory agreements (the “Sub-Advisory Agreements”) between the Trust, on behalf of its series (the “Funds”), Hatteras Alternative Mutual Funds, LLC (the “Advisor,” formerly, Alternative Investment Partners, LLC) and certain sub-advisors. The Board received and discussed a memorandum from the Trust’s legal counsel regarding the duties and responsibilities of the Board and the Independent Trustees under the Investment Company Act of 1940 in approving advisory agreements.  In connection with its approval of the Sub-Advisory Agreements, the Board considered the following factors:

•	The overall investment performance of each sub-advisor;

•	The nature, scope and quality of the services to be provided by each sub-advisor;

•	The costs of the services to be provided by each sub-advisor and the structure of the sub-advisor’s fees;

•	The extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect any economies of scale for the benefit of shareholders; and

•	The profits to be realized by each sub-advisor and its affiliates from the relationship with the Funds.

None of these factors was determinative in the Board’s decision to approve the Sub-Advisory Agreements, but each was a factor in the Independent Trustees’ consideration.

In addition, the Board discussed and considered materials which had been distributed to them in advance at the Board meeting and prepared by the Sub-Advisors in response to the questionnaire provided by the Advisor and Fund counsel with respect to certain matters that the Advisor and Fund counsel believed relevant to the approval of the Sub-Advisory Agreements under Section 15 of the Investment Company Act.  These materials included, among other things, information regarding: (a) each Sub-Advisor’s financial soundness and ability to honor any applicable expense reimbursement commitment; (b) information on economies of scale (if any) resulting from growth of the Funds’ assets; (c) the timeliness, adequacy and quality of information supplied by each Sub-Advisor in response to the requests of the Advisor and the Trustees; (d) regulatory issues; (e) each Sub-Advisor’s compliance program and chief compliance officer; and (f) other material factors affecting each Sub-Advisor.  The Board then discussed each of the proposed New Sub-Advisory Agreements with each Sub-Adviser.

ISF Management, LLC (“ISF”): The Board considered the favorable portfolio fit of ISF’s investment processes within the current strategies employed by the Underlying Funds and its potential contribution to the Funds’ overall performance.  The Board also considered that ISF is a stable and profitable firm with good growth prospects.  The Board expressed its satisfaction with ISF’s presentation and responses to all of the Board’s questions.  The Board acknowledged the representations from the Trust’s Chief Compliance Officer that ISF’s policies and procedures regarding brokerage and soft dollars, its overall compliance program and its business continuity plan each were satisfactory.  The Board noted that the Adviser was not aware of any regulatory or compliance issues with regard to ISF.

Tamarack Capital Management, LLC (“Tamarack”): The Board considered the favorable portfolio fit of Tamarack’s investment processes within the current strategies employed by the Underlying Funds and its potential contribution to the Funds’ overall performance.  The Board also considered that Tamarack will provide the Underlying Funds with exposure to the healthcare sector and that Tamarack’s portfolio manager, Justin J. Ferayorni, has a background in the healthcare sector as an analyst and portfolio manager.  The Board expressed its satisfaction with Tamarack’s presentation and responses to all of the Board’s questions.  The Board acknowledged the representations from the Trust’s Chief Compliance Officer that Tamarack’s policies and procedures regarding brokerage and soft dollars, its overall compliance program and its business continuity plan each were satisfactory.  The Board noted that the Adviser was not aware of any regulatory or compliance issues with regard to Tamarack.

Inflection Partners, LLC (“Inflection”): The Board considered Inflection’s portfolio fit as a fundamental driven market neutral strategy that will be a great complement to the current roster in Market Neutral Equity that consists mainly of quantitative market neutral equity managers. The Board also noted that Inflection would serve the Trusts as both a return enhancer and risk reducer with modest correlation benefits.  The Adviser expressed its satisfaction with its discussions with representatives of Inflection.  The Board then had an opportunity to address questions to representatives at Inflection, by telephone. The Board noted that Inflection has a sub-strategy investment strategy in the technology, media and telecommunications sectors. The Board acknowledged the representations from the Trust’s Chief Compliance Officer that Inflection’s policies and procedures regarding brokerage and soft dollars, its overall compliance program and its business continuity plan each were satisfactory. The Trustees noted that the Adviser was not aware of any regulatory or compliance issues with regard to Inflection.

Raven Rock Capital, LLC (“Raven Rock”): The Board considered Raven Rock’s portfolio fit portfolio fit as a multi-strategy manager that should provide tactical allocation benefits as core allocation in Relative Value.  The Board also noted that Raven Rock would serve as a risk reducer with moderate correlation benefits.  The Board then had an opportunity to address questions to the portfolio managers, including those regarding the liquidity of their investments.  The Board acknowledged the representations from the Trust’s Chief Compliance Officer that Raven Rock’s policies and procedures regarding brokerage and soft dollars, its overall compliance program and its business continuity plan each were satisfactory. The Trustees noted that the Adviser was not aware of any regulatory or compliance issues with regard to Inflection.

After reviewing each proposed New Sub-Advisory Agreements with each Sub-Adviser, the Board assessed the overall quality of services to be provided to each Fund.  The Board considered each Sub-Advisor’s specific responsibilities in all aspects of day-to-day portfolio management of the Funds, as well as the qualifications, experience and responsibilities of the portfolio managers and other key personnel at each Sub-Advisor involved in day-to-day portfolio activities.  The Trustees reviewed the certifications by the Advisor’s Chief Compliance Officer in connection with each Sub-Advisor’s compliance procedures and any material compliance issues that had been brought to their attention with respect to each Sub-Advisor.  The Board concluded that each Sub-Advisor had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under its Sub-Advisory agreement and that the nature, overall quality, and extent of the management services were satisfactory.

The Board then turned to a more focused review of the cost of services and the structure of the Sub-Advisory fees.  The Advisor noted that the Sub-Advisory fees are paid out of the Advisor’s fee.

The Board concluded that the nature and scope of the services to be provided was reasonable and appropriate in relation to the Sub-Advisory fees.

Based on the factors discussed above, the Board approved the Portfolio Sub-Advisory Agreements.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has made amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there are audit committee financial experts serving on its audit committee.  Joseph E. Breslin, H. Alexander Holmes, Steve E. Moss, Joy Montgomery Rocklin and Gregory S. Sellers are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2010	FYE 12/31/2009
Audit Fees	$118,000	$167,000
Audit-Related Fees	None	None
Tax Fees	$26,840	$60,200
All Other Fees	None	None

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by KPMG LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2010	FYE 12/31/2009
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.
The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 12/31/2010	FYE 12/31/2009
Registrant	None	None
Registrant’s Investment Adviser	None	None

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b) Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Underlying Funds Trust

By (Signature and Title)    /s/ David B. Perkins
David B. Perkins, Chief Executive Officer

Date    March 9, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /s/ David B. Perkins
David B. Perkins, Chief Executive Officer

Date    March 9, 2011

By (Signature and Title)    /s/ Lance Baker
Lance Baker, Chief Financial Officer and Treasurer

Date    March 9, 2011